USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA 500 Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.5%)

Communication Services (10.8%):
Activision Blizzard, Inc.	205,017	$16,596
Alphabet, Inc. Class C (a)	175,059	257,267
Altice USA, Inc. Class A (a)	21,744	565
AT&T, Inc.	2,066,496	58,916
Cable One, Inc.	1,287	2,427
CenturyLink, Inc.	284,816	2,874
Charter Communications, Inc. Class A (a)	41,912	26,167
Comcast Corp. Class A	1,268,008	58,658
Discovery, Inc. Class A (a) (b)	37,126	808
DISH Network Corp. Class A (a)	64,010	1,858
Electronic Arts, Inc. (a)	82,879	10,808
Facebook, Inc. Class A (a)	643,674	168,578
Fox Corp. Class A	90,315	2,513
IAC/InterActiveCorp. (a)	18,677	2,237
Liberty Broadband Corp. Class A (a)	48,322	6,853
Liberty Media Corp-Liberty SiriusXM Class A (a)	79,476	2,636
Live Nation Entertainment, Inc. (a)	45,766	2,466
Match Group, Inc. (a)	72,238	7,993
Netflix, Inc. (a)	123,870	61,939
Omnicom Group, Inc.	61,007	3,020
Pinterest, Inc. Class A (a)	25,066	1,041
Sirius XM Holdings, Inc.	357,774	1,918
Snap, Inc. Class A (a)	262,517	6,854
Take-Two Interactive Software, Inc. (a)	32,464	5,364
The Walt Disney Co.	468,941	58,186
T-Mobile U.S., Inc. (a)	181,393	20,744
Twitter, Inc. (a)	224,573	9,994
Verizon Communications, Inc.	1,174,911	69,895
ViacomCBS, Inc. Class B	148,420	4,157
Warner Music Group Corp. Class A	23,355	671
Zillow Group, Inc. Class C (a)	26,002	2,642
ZoomInfo Technologies, Inc. Class A (a) (b)	14,019	603
		877,248
Communications Equipment (0.8%):
Arista Networks, Inc. (a)	18,104	3,746
Cisco Systems, Inc.	1,227,839	48,365
Motorola Solutions, Inc.	48,207	7,559
Palo Alto Networks, Inc. (a) (c)	27,095	6,632
Ubiquiti, Inc.	2,334	389
		66,691
Consumer Discretionary (12.4%):
Advance Auto Parts, Inc.	19,842	3,046
Amazon.com, Inc. (a)	129,983	409,281
AutoZone, Inc. (a)	6,704	7,895
Best Buy Co., Inc.	61,637	6,860
Booking Holdings, Inc. (a)	11,751	20,102
Burlington Stores, Inc. (a)	17,574	3,622
CarMax, Inc. (a)	40,826	3,752
Carvana Co. (a) (b)	3,027	675
Chewy, Inc. Class A (a)	14,712	807
Chipotle Mexican Grill, Inc. (a)	7,855	9,769
D.R. Horton, Inc.	97,714	7,390
Darden Restaurants, Inc.	35,345	3,561
Dollar General Corp.	65,386	13,706
Dollar Tree, Inc. (a)	68,827	6,287
Domino's Pizza, Inc.	10,331	4,394
eBay, Inc.	200,853	10,464

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA 500 Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Etsy, Inc. (a)	33,516	$4,077
Expedia Group, Inc.	38,307	3,512
Ford Motor Co.	1,117,053	7,440
General Motors Co.	353,899	10,472
Genuine Parts Co.	41,401	3,940
Hasbro, Inc.	35,140	2,907
Hilton Worldwide Holdings, Inc.	73,656	6,284
Las Vegas Sands Corp. (c)	100,271	4,679
Lennar Corp. Class A	75,308	6,151
Lowe's Cos., Inc.	212,268	35,207
Marriott International, Inc. Class A	82,181	7,608
McDonald's Corp.	197,641	43,380
MGM Resorts International	121,985	2,653
Nike, Inc. Class B	365,558	45,892
NVR, Inc. (a)	1,063	4,340
O'Reilly Automotive, Inc. (a)	21,481	9,904
Peloton Interactive, Inc. Class A (a)	12,106	1,201
Pool Corp.	11,256	3,766
PulteGroup, Inc.	76,962	3,563
Roku, Inc. (a)	5,528	1,044
Ross Stores, Inc.	90,190	8,416
Royal Caribbean Cruises Ltd.	49,809	3,224
Starbucks Corp.	331,912	28,518
Target Corp. (c)	145,196	22,857
Tesla, Inc. (a)	199,136	85,431
The Home Depot, Inc.	312,209	86,704
The TJX Cos., Inc.	347,769	19,353
Tiffany & Co.	33,348	3,863
Tractor Supply Co.	33,709	4,832
Ulta Beauty, Inc. (a)	16,336	3,659
VF Corp.	98,736	6,936
Wayfair, Inc. Class A (a)	13,579	3,952
Whirlpool Corp.	14,644	2,693
Yum! Brands, Inc.	80,055	7,309
		1,007,378
Consumer Staples (7.0%):
Altria Group, Inc.	538,999	20,827
Archer-Daniels-Midland Co.	154,371	7,177
Brown-Forman Corp. Class B	75,907	5,717
Campbell Soup Co.	61,808	2,990
Church & Dwight Co., Inc.	66,444	6,226
Colgate-Palmolive Co.	240,823	18,579
Conagra Brands, Inc.	123,780	4,420
Constellation Brands, Inc. Class A	48,277	9,149
Costco Wholesale Corp.	124,013	44,025
General Mills, Inc.	177,187	10,929
Hormel Foods Corp.	85,666	4,188
Kellogg Co.	78,520	5,072
Keurig Dr Pepper, Inc.	163,254	4,506
Kimberly-Clark Corp.	98,915	14,606
McCormick & Co., Inc.	28,403	5,513
Mondelez International, Inc. Class A	405,546	23,299
Monster Beverage Corp. (a)	114,320	9,168
PepsiCo, Inc.	401,591	55,661
Philip Morris International, Inc.	451,667	33,870
Sysco Corp.	144,388	8,984
The Boston Beer Co., Inc. Class A (a)	1,896	1,675
The Clorox Co.	36,221	7,613
The Coca-Cola Co.	1,193,370	58,917
The Estee Lauder Cos., Inc. Class A	58,251	12,713
The Hershey Co.	40,643	5,826

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA 500 Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
The J.M. Smucker Co.	32,737	$3,782
The Kraft Heinz Co.	197,824	5,925
The Kroger Co.	223,250	7,570
The Procter & Gamble Co.	706,874	98,248
Tyson Foods, Inc. Class A	71,185	4,234
Walgreens Boots Alliance, Inc.	219,578	7,887
Walmart, Inc.	432,572	60,521
		569,817
Electronic Equipment, Instruments & Components (0.4%):
Amphenol Corp. Class A	78,341	8,482
CDW Corp.	41,379	4,946
Cognex Corp.	45,435	2,958
Corning, Inc.	220,701	7,153
Keysight Technologies, Inc. (a)	49,135	4,853
Trimble, Inc. (a)	62,640	3,051
Zebra Technologies Corp. (a)	14,656	3,700
		35,143
Energy (1.9%):
Baker Hughes Co.	195,430	2,597
Cheniere Energy, Inc. (a)	73,162	3,385
Chevron Corp.	541,588	38,994
ConocoPhillips	307,807	10,108
EOG Resources, Inc.	140,429	5,047
Exxon Mobil Corp.	1,187,607	40,771
Halliburton Co.	254,787	3,070
Hess Corp.	75,017	3,071
Kinder Morgan, Inc.	615,040	7,584
Marathon Petroleum Corp.	186,738	5,479
Occidental Petroleum Corp.	269,773	2,700
ONEOK, Inc.	126,122	3,277
Phillips 66	126,657	6,566
Pioneer Natural Resources Co.	44,637	3,838
Schlumberger Ltd.	394,122	6,133
The Williams Cos., Inc.	351,974	6,916
Valero Energy Corp.	117,019	5,069
		154,605
Financials (9.3%):
Aflac, Inc.	202,416	7,358
American Express Co.	199,110	19,961
American International Group, Inc.	239,326	6,589
Ameriprise Financial, Inc.	34,882	5,376
Annaly Capital Management, Inc.	402,588	2,866
Arch Capital Group Ltd. (a)	104,112	3,045
Arthur J. Gallagher & Co.	54,948	5,801
Bank of America Corp.	2,327,727	56,075
Berkshire Hathaway, Inc. Class B (a)	630,605	134,281
BlackRock, Inc. Class A	44,225	24,923
Brown & Brown, Inc.	66,484	3,010
Capital One Financial Corp.	132,440	9,517
Cincinnati Financial Corp.	43,215	3,370
Citigroup, Inc.	591,101	25,482
Citizens Financial Group, Inc.	121,189	3,064
CME Group, Inc.	82,108	13,738
Discover Financial Services	87,002	5,027
E*TRADE Financial Corp.	60,076	3,007
FactSet Research Systems, Inc.	10,439	3,496
Fifth Third Bancorp	182,655	3,894
First Republic Bank	49,156	5,361
Franklin Resources, Inc.	87,715	1,785

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA 500 Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Intercontinental Exchange, Inc.	157,491	$15,757
JPMorgan Chase & Co.	865,302	83,303
KeyCorp	280,094	3,342
M&T Bank Corp.	37,206	3,426
Markel Corp. (a)	3,786	3,686
MarketAxess Holdings, Inc.	10,897	5,248
Marsh & McLennan Cos., Inc.	136,086	15,609
MetLife, Inc.	235,543	8,755
Moody's Corp.	49,855	14,451
Morgan Stanley	336,969	16,292
MSCI, Inc.	24,258	8,655
Nasdaq, Inc.	32,095	3,938
Northern Trust Corp.	60,354	4,706
Principal Financial Group, Inc.	72,915	2,936
Prudential Financial, Inc.	113,358	7,201
Regions Financial Corp.	272,618	3,143
S&P Global, Inc.	67,691	24,409
State Street Corp.	95,748	5,681
SVB Financial Group (a)	15,012	3,612
Synchrony Financial	140,794	3,685
T. Rowe Price Group, Inc.	65,141	8,352
TD Ameritrade Holding Corp.	84,226	3,297
The Allstate Corp.	90,582	8,527
The Bank of New York Mellon Corp.	248,817	8,544
The Blackstone Group, Inc. Class A	194,628	10,160
The Charles Schwab Corp.	354,079	12,828
The Goldman Sachs Group, Inc.	99,794	20,056
The Hartford Financial Services Group, Inc.	102,796	3,789
The PNC Financial Services Group, Inc.	123,120	13,532
The Progressive Corp.	169,785	16,074
The Travelers Cos., Inc.	73,434	7,945
Tradeweb Markets, Inc. Class A	12,414	720
Truist Financial Corp.	386,739	14,715
U.S. Bancorp	418,501	15,003
W.R. Berkley Corp.	35,867	2,193
Wells Fargo & Co.	1,182,377	27,798
		758,394
Health Care (13.9%):
10X Genomics, Inc. Class A (a)	3,303	412
Abbott Laboratories	513,515	55,886
AbbVie, Inc.	506,474	44,362
ABIOMED, Inc. (a)	11,277	3,124
Agilent Technologies, Inc.	86,597	8,741
Alexion Pharmaceuticals, Inc. (a)	59,553	6,815
Align Technology, Inc. (a)	21,167	6,929
Alnylam Pharmaceuticals, Inc. (a)	23,722	3,454
AmerisourceBergen Corp.	44,874	4,349
Amgen, Inc.	159,143	40,448
Anthem, Inc.	72,178	19,386
Avantor, Inc. (a)	116,189	2,613
Baxter International, Inc.	145,279	11,683
Becton, Dickinson & Co.	81,417	18,944
Biogen, Inc. (a)	40,600	11,517
BioMarin Pharmaceutical, Inc. (a)	39,863	3,033
Bio-Rad Laboratories, Inc. Class A (a)	5,521	2,846
Boston Scientific Corp. (a)	410,577	15,688
Bristol-Myers Squibb Co.	653,719	39,413
Cardinal Health, Inc.	83,926	3,940
Catalent, Inc. (a)	39,588	3,391
Centene Corp. (a)	139,760	8,152
Cerner Corp.	88,571	6,403

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA 500 Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Charles River Laboratories International, Inc. (a)	13,953	$3,160
Cigna Corp.	96,411	16,333
CVS Health Corp.	359,592	21,000
Danaher Corp.	181,929	39,175
DaVita, Inc. (a)	26,073	2,233
DexCom, Inc. (a)	25,138	10,363
Edwards Lifesciences Corp. (a)	178,428	14,242
Elanco Animal Health, Inc. (a)	119,566	3,339
Eli Lilly & Co.	256,969	38,037
Exact Sciences Corp. (a)	39,428	4,020
Gilead Sciences, Inc. (c)	321,520	20,317
HCA Healthcare, Inc.	75,337	9,393
Hologic, Inc. (a)	61,673	4,099
Horizon Therapeutics PLC (a)	61,315	4,763
Humana, Inc.	35,542	14,710
IDEXX Laboratories, Inc. (a)	24,409	9,595
Illumina, Inc. (a)	36,996	11,435
Incyte Corp. (a)	54,083	4,853
Insulet Corp. (a)	13,429	3,177
Intuitive Surgical, Inc. (a)	28,940	20,534
IQVIA Holdings, Inc. (a)	54,891	8,652
Johnson & Johnson (c)	739,496	110,096
Laboratory Corp. of America Holdings (a)	28,249	5,318
Livongo Health, Inc. (a)	19,049	2,668
Masimo Corp. (a)	12,582	2,970
McKesson Corp.	47,041	7,006
Merck & Co., Inc.	733,567	60,849
Mettler-Toledo International, Inc. (a)	6,074	5,866
Moderna, Inc. (a)	89,146	6,307
Molina Healthcare, Inc. (a)	13,940	2,552
Neurocrine Biosciences, Inc. (a)	20,499	1,971
PerkinElmer, Inc.	28,334	3,556
Pfizer, Inc.	1,611,687	59,149
PPD, Inc. (a)	42,569	1,575
Quest Diagnostics, Inc.	38,952	4,460
Regeneron Pharmaceuticals, Inc. (a)	19,581	10,961
ResMed, Inc.	38,930	6,674
Royalty Pharma PLC Class A	23,630	994
Sarepta Therapeutics, Inc. (a)	17,736	2,491
Seattle Genetics, Inc. (a)	44,622	8,732
Stryker Corp.	99,765	20,788
Teladoc Health, Inc. (a) (b)	23,063	5,056
Teleflex, Inc.	11,787	4,013
The Cooper Cos., Inc.	14,003	4,721
Thermo Fisher Scientific, Inc.	112,319	49,591
UnitedHealth Group, Inc.	272,729	85,029
Varian Medical Systems, Inc. (a)	26,153	4,498
Veeva Systems, Inc. Class A (a)	29,796	8,378
Vertex Pharmaceuticals, Inc. (a)	62,026	16,879
Waters Corp. (a)	16,637	3,256
West Pharmaceutical Services, Inc.	19,613	5,392
Zimmer Biomet Holdings, Inc.	60,052	8,176
Zoetis, Inc.	137,808	22,789
		1,127,720
Industrials (8.2%):
3M Co.	167,065	26,760
AMETEK, Inc.	62,394	6,202
C.H. Robinson Worldwide, Inc.	37,457	3,828
Carrier Global Corp.	245,929	7,511
Caterpillar, Inc.	152,096	22,685
Cintas Corp.	27,490	9,149

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA 500 Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Copart, Inc. (a)	62,359	$6,558
CoStar Group, Inc. (a) (c)	10,577	8,975
CSX Corp.	198,535	15,420
Cummins, Inc.	42,380	8,949
Deere & Co.	86,106	19,084
Delta Air Lines, Inc.	173,316	5,300
Dover Corp.	41,317	4,476
Dun & Bradstreet Holdings, Inc. (a)	24,525	629
Eaton Corp. PLC	116,043	11,840
Emerson Electric Co.	167,849	11,006
Equifax, Inc.	30,036	4,713
Expeditors International of Washington, Inc.	48,115	4,355
Fastenal Co.	164,620	7,423
FedEx Corp.	69,589	17,503
Fortive Corp.	88,501	6,745
Fortune Brands Home & Security, Inc.	37,537	3,248
General Dynamics Corp.	72,708	10,065
General Electric Co.	2,431,860	15,150
HEICO Corp. Class A	19,747	1,751
Honeywell International, Inc.	199,256	32,799
IDEX Corp.	21,440	3,911
Illinois Tool Works, Inc.	82,046	15,852
Ingersoll Rand, Inc. (a) (c)	87,856	3,128
J.B. Hunt Transport Services, Inc.	21,904	2,768
Jacobs Engineering Group, Inc.	37,367	3,467
Johnson Controls International PLC	262,367	10,718
Kansas City Southern	27,365	4,948
L3Harris Technologies, Inc.	62,704	10,650
Lennox International, Inc. (b)	9,810	2,674
Lockheed Martin Corp.	80,223	30,748
Masco Corp.	76,498	4,217
Nordson Corp.	15,320	2,939
Norfolk Southern Corp.	72,433	15,500
Northrop Grumman Corp.	45,808	14,452
Old Dominion Freight Line, Inc.	30,448	5,509
Otis Worldwide Corp.	122,964	7,675
PACCAR, Inc.	100,395	8,562
Parker-Hannifin Corp.	36,895	7,465
Raytheon Technologies Corp.	438,409	25,226
Republic Services, Inc. (c)	58,341	5,446
Rockwell Automation, Inc.	33,280	7,344
Rollins, Inc.	55,036	2,982
Roper Technologies, Inc.	28,132	11,115
Southwest Airlines Co.	158,477	5,943
Stanley Black & Decker, Inc.	45,338	7,354
Teledyne Technologies, Inc. (a)	9,454	2,933
The Boeing Co.	163,710	27,055
TransDigm Group, Inc.	14,067	6,683
TransUnion	48,751	4,101
Uber Technologies, Inc. (a)	465,515	16,982
Union Pacific Corp.	190,669	37,537
United Airlines Holdings, Inc. (a)	79,953	2,778
United Parcel Service, Inc. Class B	194,784	32,457
United Rentals, Inc. (a)	20,906	3,648
Verisk Analytics, Inc.	47,098	8,728
W.W. Grainger, Inc.	14,883	5,310
Waste Management, Inc.	122,528	13,866
Westinghouse Air Brake Technologies Corp.	52,289	3,236
Xylem, Inc.	52,194	4,391
		662,422

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA 500 Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
IT Services (5.4%):
Akamai Technologies, Inc. (a)	46,693	$5,161
Automatic Data Processing, Inc.	124,705	17,395
Black Knight, Inc. (a)	31,645	2,755
Booz Allen Hamilton Holdings Corp.	34,919	2,897
Broadridge Financial Solutions, Inc.	33,049	4,362
Cognizant Technology Solutions Corp. Class A	153,958	10,688
EPAM Systems, Inc. (a)	16,199	5,237
Fidelity National Information Services, Inc.	175,923	25,898
Fiserv, Inc. (a)	155,377	16,012
FleetCor Technologies, Inc. (a)	20,785	4,949
Gartner, Inc. (a)	24,518	3,063
Global Payments, Inc.	77,655	13,790
GoDaddy, Inc. Class A (a)	18,813	1,429
International Business Machines Corp.	252,861	30,765
Jack Henry & Associates, Inc.	20,123	3,272
Leidos Holdings, Inc.	41,241	3,677
Mastercard, Inc. Class A	260,475	88,085
MongoDB, Inc. (a)	532	123
Okta, Inc. (a)	10,652	2,278
Paychex, Inc.	90,912	7,252
PayPal Holdings, Inc. (a)	336,715	66,343
Square, Inc. Class A (a)	68,408	11,120
Twilio, Inc. Class A (a)	21,807	5,388
VeriSign, Inc. (a)	29,454	6,034
Visa, Inc. Class A	510,280	102,041
		440,014

Materials (1.8%):
Air Products & Chemicals, Inc.	63,393	18,882
Ball Corp.	86,740	7,210
Celanese Corp.	33,586	3,609
Corteva, Inc.	217,111	6,255
Dow, Inc.	201,375	9,475
DuPont de Nemours, Inc.	210,586	11,683
Ecolab, Inc.	77,544	15,496
FMC Corp.	33,227	3,519
Freeport-McMoRan, Inc.	416,760	6,518
International Flavors & Fragrances, Inc. (b)	25,138	3,078
International Paper Co.	103,209	4,184
Martin Marietta Materials, Inc.	18,060	4,251
Newmont Corp.	230,467	14,623
Nucor Corp.	78,343	3,515
PPG Industries, Inc.	68,442	8,356
RPM International, Inc.	30,554	2,531
Southern Copper Corp.	25,962	1,175
The Sherwin-Williams Co.	25,296	17,625
Vulcan Materials Co.	37,201	5,042
		147,027
Real Estate (2.8%):
Alexandria Real Estate Equities, Inc.	36,578	5,852
American Tower Corp.	128,651	31,099
AvalonBay Communities, Inc.	42,969	6,417
Boston Properties, Inc.	43,714	3,510
CBRE Group, Inc. Class A (a)	96,219	4,519
Crown Castle International Corp.	126,825	21,116
Digital Realty Trust, Inc.	82,124	12,053
Duke Realty Corp.	113,132	4,175
Equinix, Inc.	27,036	20,551
Equity LifeStyle Properties, Inc.	55,612	3,409

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA 500 Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Equity Residential	106,817	$5,483
Essex Property Trust, Inc.	19,909	3,998
Extra Space Storage, Inc.	39,405	4,216
Gaming and Leisure Properties, Inc.	736	27
Healthpeak Properties, Inc.	164,349	4,462
Invitation Homes, Inc.	171,130	4,790
Mid-America Apartment Communities, Inc.	34,916	4,049
Prologis, Inc.	225,545	22,694
Public Storage	48,030	10,697
Realty Income Corp.	99,020	6,015
SBA Communications Corp.	34,175	10,884
Simon Property Group, Inc.	93,390	6,040
Sun Communities, Inc.	30,003	4,219
Ventas, Inc.	113,903	4,779
VICI Properties, Inc.	154,782	3,617
W.P. Carey, Inc.	53,094	3,460
Welltower, Inc.	127,402	7,019
Weyerhaeuser Co.	195,938	5,588
		224,738
Semiconductors & Semiconductor Equipment (5.0%):
Advanced Micro Devices, Inc. (a)	340,517	27,919
Analog Devices, Inc.	98,159	11,459
Applied Materials, Inc.	248,154	14,753
Broadcom, Inc.	90,862	33,103
Intel Corp.	1,233,517	63,871
KLA Corp.	38,919	7,540
Lam Research Corp.	42,236	14,012
Marvell Technology Group Ltd.	151,404	6,011
Maxim Integrated Products, Inc.	68,467	4,629
Microchip Technology, Inc.	69,366	7,128
Micron Technology, Inc. (a)	322,228	15,132
Monolithic Power Systems, Inc.	12,615	3,527
NVIDIA Corp.	175,184	94,813
Qorvo, Inc. (a)	29,994	3,869
QUALCOMM, Inc.	327,236	38,509
Skyworks Solutions, Inc.	47,936	6,975
Teradyne, Inc.	46,128	3,665
Texas Instruments, Inc.	265,655	37,933
Xilinx, Inc.	70,114	7,309
		402,157

Software (9.7%):
Adobe, Inc. (a)	128,869	63,201
ANSYS, Inc. (a)	24,620	8,056
Autodesk, Inc. (a)	62,260	14,383
Cadence Design Systems, Inc. (a)	80,009	8,531
Ceridian HCM Holding, Inc. (a)	25,585	2,115
Citrix Systems, Inc.	34,320	4,726
Cloudflare, Inc. Class A (a)	11,125	457
Coupa Software, Inc. (a)	17,816	4,886
Crowdstrike Holdings, Inc. Class A (a)	5,935	815
Datadog, Inc. Class A (a)	7,312	747
DocuSign, Inc. (a)	50,423	10,853
Dynatrace, Inc. (a)	50,626	2,077
Fair Isaac Corp. (a)	8,057	3,427
Fortinet, Inc. (a)	41,502	4,889
HubSpot, Inc. (a)	11,546	3,374
Intuit, Inc.	68,739	22,423
Microsoft Corp. (c)	2,125,568	447,071
NortonLifeLock, Inc.	147,955	3,083
Oracle Corp.	590,226	35,237

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued

USAA 500 Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Paycom Software, Inc. (a)	14,475	$4,506
PTC, Inc. (a)	29,424	2,434
RingCentral, Inc. Class A (a)	20,518	5,634
salesforce.com, Inc. (a)	252,818	63,538
ServiceNow, Inc. (a) (c)	50,359	24,424
Slack Technologies, Inc. Class A (a)	82,606	2,219
Splunk, Inc. (a)	41,623	7,831
SS&C Technologies Holdings, Inc.	69,202	4,188
Synopsys, Inc. (a)	39,846	8,526
The Trade Desk, Inc. Class A (a)	8,718	4,523
Tyler Technologies, Inc. (a)	11,303	3,940
VMware, Inc. Class A (a) (b)	22,971	3,300
Workday, Inc. Class A (a)	27,981	6,020
Zendesk, Inc. (a)	29,954	3,083
Zoom Video Communications, Inc. Class A (a)	6,890	3,239
Zscaler, Inc. (a)	22,713	3,196
		790,952

Technology Hardware, Storage & Peripherals (7.3%):
Apple, Inc.	4,975,495	576,212
Dell Technologies, Inc. Class C (a)	63,328	4,287
Hewlett Packard Enterprise Co.	349,532	3,275
HP, Inc.	410,371	7,793
NetApp, Inc.	46,767	2,050
Western Digital Corp.	85,896	3,139
		596,756

Utilities (2.8%):
Alliant Energy Corp.	71,643	3,700
Ameren Corp.	67,890	5,369
American Electric Power Co., Inc. (c)	134,814	11,018
American Water Works Co., Inc.	52,555	7,614
Atmos Energy Corp.	31,635	3,024
Avangrid, Inc.	16,981	857
CenterPoint Energy, Inc.	156,353	3,026
CMS Energy Corp.	76,913	4,723
Consolidated Edison, Inc. (c)	94,973	7,389
Dominion Energy, Inc.	243,668	19,233
DTE Energy Co.	48,817	5,616
Duke Energy Corp. (c)	213,301	18,890
Edison International	108,542	5,518
Entergy Corp.	57,457	5,661
Evergy, Inc. (c)	65,095	3,308
Eversource Energy (c)	91,016	7,605
Exelon Corp.	282,640	10,107
FirstEnergy Corp.	155,576	4,467
NextEra Energy, Inc. (c)	142,015	39,418
PG&E Corp. (a)	426,766	4,007
PPL Corp.	220,626	6,003
Public Service Enterprise Group, Inc.	145,142	7,970
Sempra Energy	70,649	8,362
The AES Corp.	178,696	3,236
The Southern Co. (c)	306,314	16,608
WEC Energy Group, Inc. (c)	84,746	8,212
Xcel Energy, Inc. (c)	131,517	9,076
		230,017
Total Common Stocks (Cost $2,953,430)		8,091,079

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA 500 Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned^ (0.2%)
HSBC U.S. Government Money Market Fund I Shares, 0.03% (d)	13,727,898	$13,728
Total Collateral for Securities Loaned (Cost $13,728)		13,728
Total Investments (Cost $2,967,158) — 99.7%		8,104,807
Other assets in excess of liabilities — 0.3%		25,998
NET ASSETS - 100.00%		$8,130,805

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security has been segregated as collateral for derivative instruments.
(d)	Rate disclosed is the daily yield on September 30, 2020.

PLC—Public Limited Company

Futures Contracts Purchased
(Amounts not in thousands)
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	241	12/18/20	$40,239,620	$40,391,600	$151,980

	Total unrealized appreciation				$151,980
	Total unrealized depreciation				–
	Total net unrealized appreciation (depreciation)				$151,980

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Extended Market Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.1%)
Communication Services (4.3%):
A.H. Belo Corp. Class A	2,893	$4
Alaska Communications Systems Group, Inc.	7,253	15
Altice USA, Inc. Class A(a)	11,028	287
AMC Entertainment Holdings, Inc.(b)	5,908	28
AMC Networks, Inc. Class A(a)(b)	6,618	164
ANGI Homeservices, Inc. Class A(a)(b)	10,248	114
Atn International, Inc.	1,625	81
Autoweb, Inc.(a)	1,505	5
Ballantyne Strong, Inc.(a)	1,693	3
Bandwidth, Inc. Class A(a)	691	121
Beasley Broadcast Group, Inc. Class A	356	—	(c)
Boingo Wireless, Inc.(a)	5,727	58
Boston Omaha Corp. Class A(a)	3,160	51
Cable One, Inc.	670	1,262
Cardlytics, Inc.(a)	4,078	288
Cargurus, Inc.(a)	1,257	27
Cars.com, Inc.(a)	10,042	81
cbdMD, Inc.(a)	5,716	11
Chicken Soup For The Soul Entertainment, Inc.(a)	181	3
Cincinnati Bell, Inc.(a)	6,203	93
Cinedigm Corp. Class A(a)	9,476	5
Cinemark Holdings, Inc.	15,339	153
Clear Channel Outdoor Holdings, Inc.(a)	20,802	21
Cogent Communications Holdings, Inc.(d)	5,863	352
comScore, Inc.(a)	8,604	18
Consolidated Communications Holdings, Inc.(a)	9,175	52
DHI Group, Inc.(a)	7,992	18
Dolphin Entertainment, Inc.(a)	4,247	3
Emerald Holding, Inc.(b)	2,727	6
Entercom Communications Corp. Class A	18,209	29
Entravision Communications Corp. Class A	9,769	15
Eventbrite, Inc. Class A(a)(b)	1,733	19
EverQuote, Inc. Class A(a)	783	30
Gannett Co., Inc.(a)(b)	18,852	25
GCI Liberty, Inc. Class A(a)	12,403	1,017
Globalstar, Inc.(a)	98,250	30
Glu Mobile, Inc.(a)	20,914	161
Gogo, Inc.(a)(b)	9,330	86
Gray Television, Inc.(a)	11,232	155
Harte-Hanks, Inc.(a)	659	1
Hemisphere Media Group, Inc.(a)	2,795	24
IAC/InterActiveCorp.(a)	9,765	1,170
IDT Corp. Class B(a)	3,377	22
iHeartMedia, Inc. Class A(a)(b)	9,341	76
Insignia Systems, Inc.(a)	1,397	1
Iridium Communications, Inc.(a)	16,644	427
John Wiley & Sons, Inc. Class A	4,885	155
Kubient, Inc.(a)	401	1
Lee Enterprises, Inc.(a)	8,720	7
Liberty Broadband Corp. Class A(a)	25,162	3,567
Liberty Media Corp.-Liberty Formula One Class A(a)	29,102	974
Liberty Media Corp-Liberty Braves Class A(a)	7,166	150
Liberty Media Corp-Liberty SiriusXM Class A(a)	41,502	1,376
Liberty TripAdvisor Holdings, Inc. Class A(a)	9,981	17
Lions Gate Entertainment Corp. Class B(a)	18,224	159
LiveXLive Media, Inc.(a)(b)	6,621	17
Loral Space & Communications, Inc.	3,406	62
Madison Square Garden Entertainment Corp.(a)	2,864	196
Madison Square Garden Sports Corp.(a)	2,861	431
Marchex, Inc. Class B(a)	5,808	12

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Match Group, Inc.(a)	37,615	$4,163
Mediaco Holding, Inc.(a)	903	2
Meredith Corp.	4,765	63
MSG Networks, Inc. Class A(a)	7,392	71
National CineMedia, Inc.	11,010	30
Nexstar Media Group, Inc. Class A(b)	6,623	596
NTN Buzztime, Inc.(a)	418	1
Ooma, Inc.(a)	3,021	39
ORBCOMM, Inc.(a)	11,649	40
Otelco, Inc. Class A(a)	273	3
Pareteum Corp.(a)(b)	20,524	14
Pinterest, Inc. Class A(a)	13,366	555
QuinStreet, Inc.(a)	6,194	98
Reading International, Inc. Class A(a)	3,042	10
Rosetta Stone, Inc.(a)	3,222	97
Saga Communications, Inc. Class A	563	11
Salem Media Group, Inc.	1,993	2
Scholastic Corp.	4,130	87
Sciplay Corp. Class A(a)	3,414	55
Shenandoah Telecommunications Co.	6,815	303
Sinclair Broadcast Group, Inc. Class A	8,985	173
Sirius XM Holdings, Inc.	186,300	999
Snap, Inc. Class A(a)	136,697	3,569
Spanish Broadcasting System, Inc.(a)	492	—	(c)
SPAR Group, Inc.(a)	1,375	1
Spok Holdings, Inc.	2,449	23
SRAX, Inc.(a)	2,113	6
Super League Gaming, Inc.(a)	2,222	4
TechTarget, Inc.(a)	3,195	140
TEGNA, Inc.	31,327	368
Telephone & Data Systems, Inc.	13,445	248
The E.W. Scripps Co. Class A	8,553	98
The Marcus Corp.	2,567	20
The New York Times Co. Class A	16,701	715
Townsquare Media, Inc. Class A	1,449	7
Travelzoo(a)	1,079	7
TripAdvisor, Inc.	12,764	250
TrueCar, Inc.(a)	9,273	46
United States Cellular Corp.(a)(b)	2,323	69
Urban One, Inc.(a)	4,354	5
Vonage Holdings Corp.(a)	34,353	351
Warner Music Group Corp. Class A	12,162	350
WideOpenWest, Inc.(a)	7,335	38
World Wrestling Entertainment, Inc. Class A(b)	5,318	215
Xcel Brands, Inc.(a)	1,285	1
Yelp, Inc.(a)	10,464	210
Zedge, Inc. Class B(a)	1,552	2
Zillow Group, Inc. Class C(a)	13,713	1,393
ZoomInfo Technologies, Inc. Class A(a)(b)	7,426	319
Zynga, Inc. Class A(a)	150,453	1,371
		30,974
Consumer Discretionary (15.6%):
1-800-Flowers.com, Inc. Class A(a)	4,293	107
1847 Goedeker, Inc.(a)	184	1
Aaron's, Inc.	8,644	490
Abercrombie & Fitch Co.	8,427	117
Accel Entertainment, Inc.(a)	9,489	102
Acushnet Holdings Corp.	4,607	155
ADOMANI, Inc.(a)	9,594	2
Adtalem Global Education, Inc.(a)	6,432	158
American Axle & Manufacturing Holdings, Inc.(a)	14,226	82

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
American Eagle Outfitters, Inc.	20,259	$300
American Outdoor Brands, Inc.(a)	1,933	25
American Public Education, Inc.(a)	1,882	53
America's Car-Mart, Inc.(a)	918	78
Apex Global Brands, Inc.(a)	67	—	(c)
Aramark	27,749	734
Arcimoto, Inc.(a)	3,858	25
Ark Restaurants Corp.	306	3
Asbury Automotive Group, Inc.(a)(b)	2,637	257
Aspen Group, Inc.(a)(b)	3,307	37
At Home Group, Inc.(a)	7,560	112
Autoliv, Inc.	13,050	950
AutoNation, Inc.(a)	7,764	411
AYRO, Inc.(a)	3,706	11
Barnes & Noble Education, Inc.(a)	5,799	15
Bassett Furniture Industries, Inc.	1,462	20
BBQ Holdings, Inc.(a)	1,475	5
Beazer Homes USA, Inc.(a)	3,848	51
bebe stores, Inc.	931	4
Bed Bath & Beyond, Inc.(b)	13,023	195
Big 5 Sporting Goods Corp.(b)	3,099	23
Big Lots, Inc.	4,678	209
Biglari Holdings, Inc. Class B(a)	330	29
BJ's Restaurants, Inc.	2,550	75
Blink Charging Co.(a)(b)	4,324	45
Bloomin' Brands, Inc.	10,995	168
Blue Apron Holdings, Inc. Class A(a)	236	2
Bluegreen Vacations Corp.	806	4
Bluegreen Vacations Holding Corp.(a)	1,904	25
Boot Barn Holdings, Inc.(a)(b)	3,946	111
Bowl America, Inc. Class A	352	3
Boyd Gaming Corp.	10,624	326
Bright Horizons Family Solutions, Inc.(a)	8,547	1,300
Brinker International, Inc.	5,804	248
Brunswick Corp.	11,578	682
Build-A-Bear Workshop, Inc.(a)	2,135	5
Burlington Stores, Inc.(a)	9,151	1,885
Caesars Entertainment, Inc.(a)	24,034	1,347
Caleres, Inc.	5,240	50
Callaway Golf Co.	12,873	246
Camping World Holdings, Inc. Class A	4,789	142
CarParts.com, Inc.(a)	5,240	57
Carriage Services, Inc.	2,309	52
Carrols Restaurant Group, Inc.(a)	5,281	34
Carter's, Inc.	5,965	517
Carvana Co.(a)(b)	1,627	363
Casper Sleep, Inc.(a)	4,213	30
Cavco Industries, Inc.(a)	1,021	184
Century Casinos, Inc.(a)	4,420	24
Century Communities, Inc.(a)	3,977	168
Charles & Colvard Ltd.(a)	4,329	4
Chegg, Inc.(a)	17,391	1,242
Chewy, Inc. Class A(a)	7,660	420
Chico's FAS, Inc.	15,247	15
Choice Hotels International, Inc.(b)	6,426	552
Churchill Downs, Inc.	4,640	760
Chuy's Holdings, Inc.(a)	2,222	44
Citi Trends, Inc.	1,553	39
Clarus Corp.	2,946	42
Collectors Universe, Inc.	1,381	68
Columbia Sportswear Co.(b)	5,048	440
Comstock Holding Cos., Inc.(a)	1,027	3

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Conn's, Inc.(a)	3,196	$34
Cool Holdings, Inc.(a)	17,045	2
Cooper Tire & Rubber Co.	6,877	218
Core-Mark Holding Co., Inc.	6,164	178
Cracker Barrel Old Country Store, Inc.	3,390	389
Crocs, Inc.(a)	8,472	363
Crown Crafts, Inc.	1,376	8
Culp, Inc.	1,720	21
Dana, Inc.	20,442	252
Dave & Buster's Entertainment, Inc.(b)	6,036	92
Deckers Outdoor Corp.(a)	3,564	785
Delta Apparel, Inc.(a)	876	12
Denny's Corp.(a)	8,608	86
Designer Brands, Inc. Class A	8,393	46
Destination XL Group, Inc.(a)	7,458	2
Dick's Sporting Goods, Inc.	10,058	582
Dillard's, Inc. Class A(b)	3,176	116
Dine Brands Global, Inc.	2,245	123
Dorman Products, Inc.(a)	3,662	331
Dover Motorsports, Inc.	2,256	3
Drive Shack, Inc.(a)	7,693	9
Duluth Holdings, Inc. Class B(a)(b)	3,278	40
Dunkin' Brands Group, Inc.	10,856	889
Edison Nation, Inc.(a)	1,076	2
Educational Development Corp.	1,022	17
El Pollo Loco Holdings, Inc.(a)	2,627	43
Emerson Radio Corp.(a)	936	1
Envela Corp.(a)	1,241	5
Escalade, Inc.	1,732	32
Ethan Allen Interiors, Inc.	2,629	36
Express, Inc.(a)(b)	4,919	3
Extended Stay America, Inc.	25,677	307
FAT Brands, Inc.(a)	359	2
Fiesta Restaurant Group, Inc.(a)	2,187	20
Five Below, Inc.(a)	7,014	891
Flexsteel Industries, Inc.	1,149	28
Floor & Decor Holdings, Inc. Class A(a)	13,687	1,023
Foot Locker, Inc.	14,250	471
Forward Industries, Inc.(a)	1,097	2
Fossil Group, Inc.(a)	4,078	23
Fox Factory Holding Corp.(a)	4,941	367
Francesca's Holdings Corp.(a)	453	1
Franchise Group, Inc.	3,246	82
Frontdoor, Inc.(a)	12,901	502
Full House Resorts, Inc.(a)	3,922	8
Funko, Inc. Class A(a)	1,732	10
Gaia, Inc.(a)	1,281	13
GameStop Corp. Class A(a)(b)	4,736	48
Genesco, Inc.(a)	1,801	39
Gentex Corp.	35,947	926
Gentherm, Inc.(a)	3,894	159
G-III Apparel Group Ltd.(a)	5,958	78
Golden Entertainment, Inc.(a)	3,488	48
GoPro, Inc. Class A(a)	15,305	69
Graham Holdings Co. Class B	617	249
Grand Canyon Education, Inc.(a)	6,163	493
Green Brick Partners, Inc.(a)	8,055	130
Greenlane Holdings, Inc. Class A(a)	893	2
Group 1 Automotive, Inc.	2,525	223
Groupon, Inc.(a)	3,198	65
GrubHub, Inc.(a)	10,855	785
Guess?, Inc.	4,407	51

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued

USAA Extended Market Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
H&R Block, Inc.	28,212	$460
Hall of Fame Resort & Entertainment Co.(a)	709	2
Hamilton Beach Brands Holding Co. Class A	760	15
Harbor Custom Development, Inc.(a)	281	2
Harley-Davidson, Inc.	20,950	514
Haverty Furniture Cos., Inc.	2,334	49
Helen of Troy Ltd.(a)	3,020	584
HG Holdings, Inc.(a)	5,367	3
Hibbett Sports, Inc.(a)	1,945	76
Hilton Grand Vacations, Inc.(a)	10,684	224
Hooker Furniture Corp.	1,644	42
Horizon Global Corp.(a)	2,337	13
Houghton Mifflin Harcourt Co.(a)	17,803	31
Hovnanian Enterprises, Inc. Class A(a)	800	26
Hudson Ltd. Class A(a)	6,314	48
Hyatt Hotels Corp. Class A	4,342	232
HyreCar, Inc.(a)	2,560	8
Iconix Brand Group, Inc.(a)	1,791	1
imedia Brands, Inc.(a)	1,675	10
Inspired Entertainment, Inc.(a)	2,380	7
Installed Building Products, Inc.(a)	3,222	328
iRobot Corp.(a)	3,281	249
J Alexander's Holdings, Inc.(a)	2,243	12
J. Jill, Inc.(a)(b)	2,992	2
Jack in the Box, Inc.	3,245	257
JAKKS Pacific, Inc.(a)	479	2
Jerash Holdings US, Inc.	522	2
Johnson Outdoors, Inc. Class A	1,042	85
K12, Inc.(a)	6,174	163
Kaspien Holdings, Inc.(a)	85	1
KB Home	10,937	420
Kirkland's, Inc.(a)	2,107	17
Kohl's Corp.(d)	23,828	442
Kontoor Brands, Inc.	7,535	182
Koss Corp.(a)	247	1
Kura Sushi USA, Inc. Class A(a)	431	6
Lakeland Industries, Inc.(a)(b)	1,192	24
Lands' End, Inc.(a)	2,333	30
Laureate Education, Inc. Class A(a)	7,345	98
La-Z-Boy, Inc.	6,289	199
Lazydays Holdings, Inc.(a)	1,403	18
LCI Industries	3,439	366
Leaf Group Ltd.(a)	2,776	14
Lear Corp.	7,242	790
Legacy Housing Corp.(a)	846	12
Levi Strauss & Co. Class A	6,304	84
Lifetime Brands, Inc.	1,764	17
Lincoln Educational Services Corp.(a)	3,525	19
Liquidity Services, Inc.(a)	3,952	29
Lithia Motors, Inc. Class A	3,051	695
LMP Automotive Holdings, Inc.(a)	961	26
Luby's, Inc.(a)	3,018	9
Lumber Liquidators Holdings, Inc.(a)	3,577	79
M/I Homes, Inc.(a)	3,539	163
Macy's, Inc.(b)	43,402	247
Magnite, Inc.(a)	17,001	118
Malibu Boats, Inc. Class A(a)	2,589	128
Marine Products Corp.	2,377	37
MarineMax, Inc.(a)	2,922	75
Marriott Vacations Worldwide Corp.	5,939	539
MasterCraft Boat Holdings, Inc.(a)	1,801	31
Mattel, Inc.(a)	32,537	381

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
MDC Holdings, Inc.	8,164	$385
Meritage Homes Corp.(a)	5,141	567
Modine Manufacturing Co.(a)	7,155	45
Mohawk Group Holdings, Inc.(a)	2,014	17
Monarch Casino & Resort, Inc.(a)	1,736	77
Monro, Inc.	3,968	161
Motorcar Parts of America, Inc.(a)	2,208	34
Movado Group, Inc.	1,954	19
Murphy USA, Inc.(a)	4,174	535
Muscle Maker, Inc.(a)	1,252	2
Nathan's Famous, Inc.	426	22
National Vision Holdings, Inc.(a)	10,867	416
Nautilus, Inc.(a)	4,430	76
Noodles & Co.(a)	4,653	32
Nordstrom, Inc.(b)	17,232	205
Nova Lifestyle, Inc.(a)	565	1
Ollie's Bargain Outlet Holdings, Inc.(a)	3,637	318
OneWater Marine, Inc.(a)	718	15
Overstock.com, Inc.(a)	6,395	465
Oxford Industries, Inc.	2,260	91
P&F Industries, Inc. Class A	201	1
Papa John's International, Inc.	3,703	305
Party City Holdco, Inc.(a)	11,881	31
Peloton Interactive, Inc. Class A(a)	6,303	626
Penn National Gaming, Inc.(a)	19,227	1,397
Penske Automotive Group, Inc.	5,236	250
Perdoceo Education Corp.(a)	8,901	109
PetMed Express, Inc.(b)(d)	2,771	88
Planet Fitness, Inc. Class A(a)	12,102	746
PlayAGS, Inc.(a)	3,737	13
Polaris, Inc.	8,483	799
Pool Corp.	5,861	1,961
Potbelly Corp.(a)	3,039	12
Purple Innovation, Inc.(a)	2,060	51
Quotient Technology, Inc.(a)	10,209	75
Qurate Retail, Inc. Class A	61,630	443
Rave Restaurant Group, Inc.(a)	2,238	1
RCI Hospitality Holdings, Inc.	1,263	26
Red Lion Hotels Corp.(a)	3,795	8
Red Robin Gourmet Burgers, Inc.(a)(b)	1,704	22
Red Rock Resorts, Inc. Class A	9,138	156
Regis Corp.(a)	5,097	31
Remark Holdings, Inc.(a)(b)	14,223	17
Rent-A-Center, Inc.	7,444	223
Revolve Group, Inc.(a)	1,879	31
RH Corp.(a)(b)	1,565	599
Rocky Brands, Inc.	1,082	27
Roku, Inc.(a)	2,973	560
RumbleON, Inc. Class B(a)	202	5
Ruth's Hospitality Group, Inc.	4,885	54
Sally Beauty Holdings, Inc.(a)	11,482	100
Scientific Games Corp.(a)	6,925	242
Seaworld Entertainment, Inc.(a)	6,843	135
Select Interior Concepts, Inc. Class A(a)	2,621	18
Service Corp. International	24,092	1,016
ServiceMaster Global Holdings, Inc.(a)	16,576	661
Shake Shack, Inc. Class A(a)(b)	2,499	161
Shoe Carnival, Inc.	1,343	45
Shutterstock, Inc.	2,822	147
Signet Jewelers Ltd.	6,407	120
Six Flags Entertainment Corp.	11,319	230
Skechers USA, Inc. Class A(a)	14,807	448

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Skyline Champion Corp.(a)	7,837	$210
Sleep Number Corp.(a)	3,393	166
Smith & Wesson Brands, Inc.	8,176	127
Sonic Automotive, Inc. Class A	2,101	84
Sonos, Inc.(a)	14,068	214
Sportsman's Warehouse Holdings, Inc.(a)	5,181	74
Stamps.com, Inc.(a)	2,264	546
Standard Motor Products, Inc.	3,090	138
Steven Madden Ltd.	9,914	193
Stitch Fix, Inc. Class A(a)(b)	1,304	35
StoneMor, Inc.(a)	17,981	17
Stoneridge, Inc.(a)	3,391	62
Strategic Education, Inc.	3,105	284
Strattec Strategy Corp.	444	9
Sturm Ruger & Co., Inc.(d)	2,365	145
Summer Infant, Inc.(a)	276	5
Superior Group of Cos., Inc.	1,802	42
Superior Industries International, Inc.(a)	3,661	5
Sypris Solutions, Inc.(a)	2,040	2
Target Hospitality Corp.(a)	6,032	7
Taylor Morrison Home Corp.(a)	15,669	385
Tempur Sealy International, Inc.(a)	6,722	599
Tenneco, Inc. Class A(a)(b)	9,205	64
Tesla, Inc.(a)	103,695	44,486
Texas Roadhouse, Inc.	9,269	563
The Buckle, Inc.	3,064	62
The Cato Corp. Class A	2,895	23
The Cheesecake Factory, Inc.(b)	5,204	144
The Children's Place, Inc.	1,577	45
The Container Store Group, Inc.(a)	2,722	17
The Dixie Group, Inc.(a)	1,986	2
The Goodyear Tire & Rubber Co.	32,968	253
The Lovesac Co.(a)	1,386	38
The Michaels Cos., Inc.(a)	10,313	100
The New Home Co., Inc.(a)	1,883	10
The ODP Corp.(a)	6,447	125
The RealReal, Inc.(a)	8,497	123
The Wendy's Co.	33,091	738
Thor Industries, Inc.	6,582	627
Tilly's, Inc. Class A	1,894	11
Toll Brothers, Inc.	14,380	699
TopBuild Corp.(a)	4,313	735
Toughbuilt Industries, Inc.(a)	6,107	4
Town Sports International Holdings, Inc.(a)	3,543	—	(c)
TravelCenters of America, Inc.(a)	2,175	42
TRI Pointe Group, Inc.(a)	17,197	312
Tupperware Brands Corp.(a)	6,638	134
Turtle Beach Corp.(a)(b)	2,065	38
Twin River Worldwide Holdings, Inc.	2,082	55
Unifi, Inc.(a)	2,141	27
Unique Fabricating, Inc.(a)	1,337	5
Universal Electronics, Inc.(a)	1,905	72
Universal Technical Institute, Inc.(a)	4,200	21
Urban Outfitters, Inc.(a)	5,441	113
Vail Resorts, Inc.	5,869	1,256
Veoneer, Inc.(a)(b)	14,903	219
Vera Bradley, Inc.(a)	3,983	24
Vince Holding Corp.(a)	525	3
Vista Outdoor, Inc.(a)	7,477	151
Visteon Corp.(a)	3,009	208
VOXX International Corp.(a)	2,434	19
Vroom, Inc.(a)	12,711	658

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
W.W. International, Inc.(a)	6,920	$131
Wayfair, Inc. Class A(a)	7,128	2,073
Weyco Group, Inc.	1,030	17
Williams-Sonoma, Inc.	7,792	705
Wingstop, Inc.	4,047	553
Winmark Corp.	398	69
Winnebago Industries, Inc.	4,661	241
Wolverine World Wide, Inc.	11,195	289
Wyndham Destinations, Inc.	12,469	384
Wyndham Hotels & Resorts, Inc.	12,737	643
XpresSpa Group, Inc.(a)(b)	10,484	21
YETI Holdings, Inc.(a)	8,577	389
ZAGG, Inc.(a)(b)	4,410	12
Zovio, Inc.(a)	4,803	19
Zumiez, Inc.(a)	2,911	81
		113,737
Consumer Staples (3.0%):
22nd Century Group, Inc.(a)	19,863	13
Albertsons Cos., Inc. Class A(a)(b)	16,753	232
Alico, Inc.	643	18
Arcadia Biosciences, Inc.(a)	1,514	4
B&G Foods, Inc.(b)	8,772	244
BellRing Brands, Inc. Class A(a)	5,454	113
Beyond Meat, Inc.(a)(b)	9,331	1,551
BJ's Wholesale Club Holdings, Inc.(a)	17,982	747
Bunge Ltd.	19,757	903
Calavo Growers, Inc.	2,412	160
Cal-Maine Foods, Inc.(a)	3,148	121
Casey's General Stores, Inc.	4,577	814
Celsius Holdings, Inc.(a)	4,204	95
Central Garden & Pet Co. Class A(a)	4,522	163
Coca-Cola Consolidated, Inc.	596	143
Coffee Holding Co., Inc.(a)	823	3
Coty, Inc. Class A(d)	48,651	131
Craft Brew Alliance, Inc.(a)	1,709	28
Crimson Wine Group Ltd.(a)	2,513	12
Cyanotech Corp.(a)	642	2
Darling Ingredients, Inc.(a)	23,173	835
Eastside Distilling, Inc.(a)	1,503	2
Edgewell Personal Care Co.(a)	7,085	198
elf Beauty, Inc.(a)	6,208	114
Energizer Holdings, Inc.	6,753	264
Farmer Brothers Co.(a)	1,863	8
Flowers Foods, Inc.	28,593	696
Fresh Del Monte Produce, Inc.	3,688	85
Freshpet, Inc.(a)	6,049	675
Grocery Outlet Holding Corp.(a)	9,465	372
Guardion Health Sciences, Inc.(a)	10,531	2
Herbalife Nutrition Ltd.(a)	16,599	774
HF Foods Group, Inc. Class A(a)(b)	6,135	41
Hostess Brands, Inc.(a)	11,013	136
Ifresh, Inc.(a)	2,884	2
Ingles Markets, Inc. Class A	1,804	69
Ingredion, Inc.	9,797	741
Inter Parfums, Inc.	2,406	90
J & J Snack Foods Corp.	2,103	274
John B Sanfilippo & Son, Inc.	1,143	86
Jones Soda Co.(a)	7,450	1
Keurig Dr Pepper, Inc.	85,009	2,347
Lancaster Colony Corp.	2,801	501
Landec Corp.(a)	3,905	38

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Lifevantage Corp.(a)	2,146	$26
Lifeway Foods, Inc.(a)	596	3
Limoneira Co.	2,045	29
Mannatech, Inc.	184	3
Medifast, Inc.	1,609	265
MGP Ingredients, Inc.	1,774	70
National Beverage Corp.(a)(b)	2,149	146
Natural Alternatives International, Inc.(a)	907	7
Natural Grocers by Vitamin Cottage, Inc.	2,112	21
Nature's Sunshine Products, Inc.(a)	2,636	30
NewAge, Inc.(a)(b)	14,603	25
Nu Skin Enterprises, Inc. Class A	7,352	368
Ocean Bio-Chem, Inc.	676	10
Oil-Dri Corp. of America	726	26
Performance Food Group Co.(a)	15,826	548
Pilgrim's Pride Corp.(a)	7,759	116
Post Holdings, Inc.(a)	9,256	796
PriceSmart, Inc.	2,143	142
PURE Bioscience, Inc.(a)	8,011	14
Reed's, Inc.(a)(b)	9,404	9
Reliv International, Inc.(a)	189	1
Revlon, Inc. Class A(a)(b)	1,103	7
Reynolds Consumer Products, Inc.	8,667	265
RiceBran Technologies(a)	4,730	2
Rite Aid Corp.(a)(b)	8,078	77
Sanderson Farms, Inc.	2,580	304
Seaboard Corp.	41	116
Seneca Foods Corp. Class A(a)	869	31
Shineco, Inc.(a)	445	1
SpartanNash Co.	4,842	79
Spectrum Brands Holdings, Inc.	5,886	337
Sprouts Farmers Market, Inc.(a)	15,562	326
The Andersons, Inc.	4,512	86
The Boston Beer Co., Inc. Class A(a)	990	876
The Chefs' Warehouse, Inc.(a)	4,207	61
The Hain Celestial Group, Inc.(a)(b)	15,225	522
The Simply Good Foods Co.(a)	11,978	264
Tootsie Roll Industries, Inc.	2,969	92
TreeHouse Foods, Inc.(a)	6,019	244
Turning Point Brands, Inc.	1,895	53
U.S. Foods Holding Corp.(a)	29,114	647
United Natural Foods, Inc.(a)	6,956	103
United-Guardian, Inc.	461	7
Universal Corp.	3,349	140
USANA Health Sciences, Inc.(a)	1,704	125
Vector Group Ltd.	17,303	168
Veru, Inc.(a)	8,553	22
Village Super Market, Inc. Class A	1,457	36
Vital Farms, Inc.(a)	1,548	63
WD-40 Co.(b)	1,738	329
Weis Markets, Inc.(d)	2,780	133
Willamette Valley Vineyards, Inc.(a)	608	4
Youngevity International, Inc.(a)	1,877	1
		22,024
Energy (1.4%):
Abraxas Petroleum Corp.(a)(b)	25,113	4
Adams Resources & Energy, Inc.	411	8
Aemetis, Inc.(a)	2,546	8
Amplify Energy Corp.	4,838	4
Amyris, Inc.(a)(b)	18,877	55
Antero Midstream Corp.	48,491	260

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued

USAA Extended Market Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Antero Resources Corp.(a)(b)	30,738	$85
Arch Resources, Inc.(a)	1,902	81
Archrock, Inc.	17,750	95
Aspen Aerogels, Inc.(a)	3,457	38
Barnwell Industries, Inc.(a)	684	1
Basic Energy Services, Inc.(a)	3,370	1
Bonanza Creek Energy, Inc.(a)	2,252	42
BP Prudhoe Bay Royalty Trust(b)	3,402	5
Brigham Minerals, Inc.	2,352	21
Bristow Group, Inc.(a)	3,322	71
Cactus, Inc. Class A	3,714	71
Callon Petroleum Co.(a)(b)	5,435	26
Camber Energy, Inc.(a)	3,418	2
Centennial Resource Development, Inc. Class A(a)	43,801	26
Centrus Energy Corp. Class A(a)	1,168	10
ChampionX Corp.(a)	28,588	227
Cheniere Energy, Inc.(a)	38,096	1,762
Cimarex Energy Co.	14,925	363
Clean Energy Fuels Corp.(a)	21,479	53
CNX Resources Corp.(a)	26,817	253
Comstock Resources, Inc.(a)	11,831	52
CONSOL Energy, Inc.(a)	2,939	13
Contango Oil & Gas Co.(a)(b)	12,266	16
Continental Resources, Inc.(b)	11,028	135
Contura Energy, Inc.(a)	2,532	19
Cross Timbers Royalty Trust	954	5
Dawson Geophysical Co.(a)	3,081	5
Delek U.S. Holdings, Inc.	11,007	123
Diamond S Shipping, Inc.(a)	3,794	26
Dorian LPG Ltd.(a)	6,976	56
Dril-Quip, Inc.(a)	3,902	97
ENGlobal Corp.(a)	2,441	2
Enservco Corp.(a)(b)	7,520	1
EQT Corp.	32,914	426
Equitrans Midstream Corp.	46,063	390
Evolution Petroleum Corp.	4,559	10
Exterran Corp.(a)	4,585	19
Forum Energy Technologies, Inc.(a)	13,983	8
FTS International, Inc.(a)	248	1
Geospace Technologies Corp.(a)	1,629	10
Gevo, Inc.(a)	7,782	8
Goodrich Petroleum Corp.(a)	1,710	13
Green Plains, Inc.(a)	4,535	70
Gulf Island Fabrication, Inc.(a)	1,923	6
Gulfport Energy Corp.(a)(b)	20,109	11
Hallador Energy Co.	4,166	3
Helix Energy Solutions Group, Inc.(a)	20,754	50
Helmerich & Payne, Inc.	13,498	197
HighPeak Energy, Inc.(a)(f)	3,786	25
Highpoint Resources Corp.(a)	18,479	4
Houston American Energy Corp.(a)	996	2
Hugoton Royalty Trust(a)	5,724	1
ION Geophysical Corp.(a)	1,813	3
KLX Energy Services Holdings, Inc.(a)	844	4
Laredo Petroleum, Inc.(a)	1,278	13
Liberty Oilfield Services, Inc. Class A	1,974	16
Lonestar Resources US, Inc. Class A(a)	2,865	1
Magnolia Oil & Gas Corp. Class A(a)	16,450	85
Mammoth Energy Services, Inc.(a)	5,165	8
Matador Resources Co.(a)	16,160	133
Matrix Service Co.(a)	3,575	30
Mexco Energy Corp.(a)	143	1

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued

USAA Extended Market Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
MIND Technology, Inc.(a)	1,471	$3
Montage Resources Corp.(a)	3,092	14
Murphy Oil Corp.	16,116	144
Nabors Industries Ltd.(a)	1,067	26
NACCO Industries, Inc. Class A	571	10
National Energy Services Reunited Corp.(a)	5,285	34
Natural Gas Services Group, Inc.(a)	1,926	16
NCS Multistage Holdings, Inc.(a)	2,776	2
New Fortress Energy, Inc.(b)	10,996	484
Newpark Resources, Inc.(a)	12,393	13
Nextdecade Corp.(a)	17,646	53
Nextier Oilfield Solutions, Inc.(a)	30,665	57
Nine Energy Service, Inc.(a)	2,565	3
Northern Oil & Gas, Inc.(a)(b)	5,414	31
Nuverra Environmental Solutions, Inc.(a)	1,380	3
Oasis Petroleum, Inc.(a)(b)	43,373	12
Oceaneering International, Inc.(a)	11,522	41
Oil States International, Inc.(a)	6,888	19
Overseas Shipholding Group, Inc. Class A(a)	11,529	25
Ovintiv, Inc.(b)	38,832	317
Pacific Ethanol, Inc.(a)	9,493	69
Panhandle Oil And Gas, Inc. Class A	3,100	4
Parsley Energy, Inc. Class A	49,835	466
Patterson-UTI Energy, Inc.	26,813	76
PBF Energy, Inc. Class A	14,325	82
PDC Energy, Inc.(a)	13,617	169
Peabody Energy Corp.(d)	13,060	30
Penn Virginia Corp.(a)	2,124	21
Permianville Royalty Trust	3,567	2
ProPetro Holding Corp.(a)	9,143	37
QEP Resources, Inc.	31,974	29
Range Resources Corp.	32,975	218
Ranger Energy Services, Inc.(a)	659	2
Renewable Energy Group, Inc.(a)(b)	5,247	280
REX American Resources Corp.(a)	671	44
RigNet, Inc.(a)	1,994	8
Royale Energy, Inc.(a)	4,439	1
RPC, Inc.(a)	11,969	32
SandRidge Energy, Inc.(a)	5,352	9
SEACOR Holdings, Inc.(a)	2,329	68
SEACOR Marine Holdings, Inc.(a)	3,010	6
Select Energy Services, Inc. Class A(a)	8,195	31
SFL Corp. Ltd.	12,460	93
Silverbow Resources, Inc.(a)	1,765	7
SM Energy Co.	15,830	25
Smart Sand, Inc.(a)	4,008	5
Solaris Oilfield Infrastructure, Inc. Class A	2,950	19
Southwestern Energy Co.(a)	71,210	167
Stabilis Energy, Inc.(a)	457	1
Superior Drilling Products, Inc.(a)	1,874	1
Superior Energy Services, Inc.(a)	1,979	1
Talos Energy, Inc.(a)	5,688	37
Targa Resources Corp.	35,219	494
Teekay Corp.(a)(b)	8,840	20
Tellurian, Inc.(a)(b)	32,298	26
Tengasco, Inc.(a)	1,697	1
TETRA Technologies, Inc.(a)	16,605	8
Tidewater, Inc.(a)	4,171	28
Torchlight Energy Resources, Inc.(a)	12,700	3
U.S. Energy Corp. Wyoming(a)	110	1
Uranium Energy Corp.(a)	27,525	28
VAALCO Energy, Inc.(a)	8,587	9

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued

USAA Extended Market Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Vertex Energy, Inc.(a)	5,215	$3
Voc Energy Trust	2,027	3
W&T Offshore, Inc.(a)(b)	14,865	27
Westwater Resources, Inc.(a)(b)	1,292	3
Whiting Petroleum Corp.(a)	122	2
World Fuel Services Corp.(d)	9,085	193
WPX Energy, Inc.(a)	59,754	293
Zion Oil & Gas, Inc.(a)	32,643	7
		10,166
Financials (12.8%):
1347 Property Insurance Holdings, Inc.(a)	799	3
1895 Bancorp of Wisconsin, Inc.(a)	348	3
1st Source Corp.	2,559	79
Affiliated Managers Group, Inc.	5,403	369
AG Mortgage Investment Trust, Inc.	4,899	14
AGNC Investment Corp.	83,014	1,155
Alleghany Corp.	2,070	1,077
Allegiance Bancshares, Inc.	2,826	66
Ally Financial, Inc.	54,082	1,355
Altabancorp	2,629	53
Amerant Bancorp, Inc.(a)	1,340	12
American Equity Investment Life Holding Co.	10,671	235
American Financial Group, Inc.	11,401	764
American National Bankshares, Inc.	1,638	34
American National Group, Inc.	3,292	222
American River Bankshares	868	9
Ameris Bancorp	9,610	219
AMERISAFE, Inc.	2,674	153
AmeriServ Financial, Inc.	2,712	8
Ames National Corp.	1,363	23
Annaly Capital Management, Inc.	209,635	1,493
Anworth Mortgage Asset Corp.	14,341	24
Apollo Commercial Real Estate Finance, Inc.	18,075	163
Apollo Investment Corp.(b)	10,692	88
Arbor Realty Trust, Inc.	16,651	191
Arch Capital Group Ltd.(a)	54,213	1,585
Ares Capital Corp.(b)	67,186	937
Ares Commercial Real Estate Corp.	4,518	41
Ares Management Corp. Class A	30,352	1,227
Argo Group International Holdings Ltd.	4,850	167
Arlington Asset Investment Corp. Class A	5,122	15
ARMOUR Residential REIT, Inc.	8,638	82
Arrow Financial Corp.	2,282	57
Artisan Partners Asset Management, Inc. Class A	6,381	249
Ashford, Inc.(a)	311	2
Assetmark Financial Holdings, Inc.(a)	3,455	75
Associated Bancorp	22,477	284
Associated Capital Group, Inc. Class A	497	18
Assured Guaranty Ltd.	11,819	254
Atlantic American Corp.(a)	845	2
Atlantic Union Bankshares Corp.	11,762	251
Atlanticus Holdings Corp.(a)	1,246	15
Axis Capital Holdings Ltd.	10,588	466
Axos Financial, Inc.(a)	7,662	179
Bain Capital Specialty Finance, Inc.	3,285	34
Banc of California, Inc.	6,881	70
BancFirst Corp.	2,025	83
BancorpSouth Bank	12,296	238
Bank of Hawaii Corp.	5,731	290
Bank of Marin Bancorp	1,815	53
Bank of South Carolina Corp.	703	11

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued

USAA Extended Market Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Bank of the James Financial Group, Inc.	655	$6
Bank OZK	18,808	401
Bank7 Corp.	469	4
Bankfinancial Corp.	2,030	15
BankUnited, Inc.	12,192	267
Bankwell Financial Group, Inc.	1,078	15
Banner Corp.	4,863	157
Bar Harbor Bankshares	2,230	46
Barings BDC, Inc.	7,624	61
Baycom Corp.(a)	1,796	18
BCB Bancorp, Inc.	2,549	20
Berkshire Hills Bancorp, Inc.	6,967	70
BGC Partners, Inc. Class A	36,590	88
BlackRock Capital Investment Corp.	11,482	28
BlackRock TCP Capital Corp.	9,183	90
Blackstone Mortgage Trust, Inc. Class A	21,382	470
Blucora, Inc.(a)	6,034	57
Bogota Financial Corp.(a)	941	7
BOK Financial Corp.	4,360	225
Boston Private Financial Holdings, Inc.	11,237	62
Bridge Bancorp, Inc.	2,637	46
Bridgewater Bancshares, Inc.(a)	4,081	39
Brighthouse Financial, Inc.(a)	13,605	366
Broadmark Realty Capital, Inc.	21,021	207
Broadway Financial Corp.(a)	2,422	4
Brookline Bancorp, Inc.	10,915	94
Brown & Brown, Inc.	34,619	1,566
BRP Group, Inc. Class A(a)	2,651	66
Bryn Mawr Bank Corp.	2,788	69
Business First Bancshares, Inc.	2,136	32
Byline Bancorp, Inc. Class A	3,970	45
C&F Financial Corp.	580	17
Cadence Bancorp	16,020	138
California Bancorp, Inc.(a)	1,138	13
Cambridge Bancorp Class A	1,046	56
Camden National Corp.	2,070	63
Capital Bancorp, Inc.(a)	1,582	15
Capital City Bank Group, Inc.	2,027	38
Capital Southwest Corp.	2,778	39
Capitala Finance Corp.(a)	431	4
Capitol Federal Financial, Inc.	17,548	163
Capstar Financial Holdings, Inc.	3,313	33
Capstead Mortgage Corp.	10,735	60
Cathay General Bancorp	11,391	247
CBM Bancorp, Inc.	547	7
CBTX, Inc. Class A	2,856	47
Central Pacific Financial Corp.	3,894	53
Central Valley Community Bancorp	1,887	23
Century Bancorp, Inc. Class A	478	31
CF Bankshares, Inc.(a)	717	9
Chemung Financial Corp.	661	19
Cherry Hill Mortgage Investment Corp.	2,308	21
Chimera Investment Corp.	34,303	281
CIT Group, Inc.	13,929	247
Citizens & Northern Corp.	2,372	39
Citizens, Inc.(a)	6,634	37
City Holding Co.	2,192	126
Civista Bancshares, Inc.	2,399	30
CNA Financial Corp.	4,315	129
CNB Financial Corp. Class A	2,687	40
CNO Financial Group, Inc.	20,051	322
Coastal Financial Corp.(a)	1,403	17

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued

USAA Extended Market Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Codorus Valley Bancorp, Inc.	1,307	$17
Cohen & Co., Inc.(a)	82	2
Cohen & Steers, Inc.	4,178	233
Colony Bankcorp, Inc.	1,223	13
Colony Credit Real Estate, Inc.	13,082	64
Columbia Banking System, Inc.	9,108	217
Columbia Financial, Inc.(a)(d)	8,413	93
Commerce Bancshares, Inc.	14,184	797
Community Bank System, Inc.	7,403	403
Community First Bancshares, Inc.(a)	553	4
Community Trust Bancorp, Inc. Class A	2,632	74
Conifer Holdings, Inc.(a)	534	2
ConnectOne Bancorp, Inc. Class A	5,118	72
Consumer Portfolio Services, Inc.(a)	2,274	8
County Bancorp, Inc.	833	16
Cowen, Inc. Class A	3,784	62
Crawford & Co. Class B	1,352	9
Credit Acceptance Corp.(a)(b)	1,683	570
Crescent Capital BDC, Inc.(b)	4,389	56
Crossfirst Bankshares, Inc.(a)	7,053	61
Cullen/Frost Bankers, Inc.	7,874	504
Curo Group Holdings Corp.	2,990	21
Customers Bancorp, Inc. Class A(a)	4,359	49
CVB Financial Corp.	17,450	290
Diamond Hill Investment Group, Inc.	475	60
Dime Community Bancshares, Inc.	4,257	48
Donegal Group, Inc. Class A	1,944	27
Donnelley Financial Solutions, Inc.(a)	4,626	62
Dynex Capital, Inc.(b)	3,127	48
Eagle Bancorp Montana, Inc.	940	17
Eagle Bancorp, Inc.	4,407	118
Eagle Financial Bancorp, Inc.	232	4
East West Bancorp, Inc.	17,094	560
Eaton Vance Corp.	16,005	611
eHealth, Inc.(a)	3,275	259
Elevate Credit, Inc.(a)	2,788	7
Ellington Financial, Inc.	6,402	78
Ellington Residential Mortgage REIT	1,841	20
Emergent Capital, Inc.(a)	9,584	3
Employers Holdings, Inc.	4,002	121
Encore Capital Group, Inc.(a)(b)	2,840	110
Enova International, Inc.(a)	4,069	67
Enstar Group Ltd.(a)	2,458	397
Enterprise Bancorp, Inc.	1,761	37
Enterprise Financial Services Corp.	3,917	107
Equitable Holdings, Inc.	48,582	887
Equity Bancshares, Inc. Class A(a)	2,032	31
Equus Total Return, Inc.(a)	1,289	2
Erie Indemnity Co. Class A	2,791	587
Esquire Financial Holdings, Inc.(a)	1,157	17
ESSA Bancorp, Inc.	1,549	19
Evans Bancorp, Inc.	726	16
Evercore, Inc.	5,936	389
Exantas Capital Corp.	4,641	10
EZCORP, Inc. Class A(a)	6,215	31
FactSet Research Systems, Inc.	5,437	1,821
Farmers & Merchants Bancorp, Inc.	1,663	33
FB Financial Corp.	4,515	113
FBL Financial Group, Inc. Class A	3,877	187
Federal Agricultural Mortgage Corp. Class C	1,177	75
Federal Home Loan Mortgage Corp.(a)(b)	88,875	170
Federal National Mortgage Association(a)	184,107	372

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Federated Hermes, Inc.	11,946	$257
Fednat Holding Co.	1,612	10
FFBW, Inc.(a)	330	3
Fidelity D&D Bancorp, Inc.(b)	736	36
Fidelity National Financial, Inc.	41,293	1,293
Fidus Investment Corp.	3,691	36
Financial Institutions, Inc.	2,346	36
First Acceptance Corp.(a)	2,755	3
First American Financial Corp.	15,246	776
First Bancorp, Inc.	1,530	32
First Bancorp, Inc.	29,826	156
First Bancorp, Inc. Class A	4,285	90
First Busey Corp.	8,146	129
First Choice Bancorp	1,618	22
First Citizens BancShares, Inc. Class A	1,264	403
First Commonwealth Financial Corp.	13,416	104
First Community Bankshares, Inc.	2,365	43
First Eagle Alternative Capital BDC, Inc.	4,787	12
First Financial Bancorp	12,463	150
First Financial Bankshares, Inc.	18,967	529
First Financial Corp. Class A	1,831	57
First Financial Northwest, Inc.	1,276	12
First Hawaiian, Inc.	18,170	263
First Horizon National Corp.	76,522	721
First Internet Bancorp	1,464	22
First Interstate BancSystem, Inc. Class A	5,030	160
First Merchants Corp.	8,002	185
First Midwest Bancorp, Inc.	15,627	168
First Seacoast Bancorp Class B(a)	435	3
First U.S. Bancshares, Inc.	982	7
First United Corp.	1,055	12
First Western Financial, Inc.(a)	872	11
FirstCash, Inc.	5,469	313
Flagstar Bancorp, Inc.	4,978	147
Flushing Financial Corp.	3,858	41
FNB Corp.	46,243	314
FNCB Bancorp, Inc.	2,924	16
Focus Financial Partners, Inc. Class A(a)	2,656	87
FS KKR Capital Corp.(b)	19,674	312
FS KKR Capital Corp. II	27,322	402
Fulton Financial Corp.	22,931	214
FVCBankcorp, Inc.(a)	1,907	19
GAMCO Investors, Inc. Class A	1,579	18
Garrison Capital, Inc.	2,552	10
Genworth Financial, Inc.(a)	85,934	288
German American Bancorp, Inc.	3,960	107
Glacier Bancorp, Inc.	13,650	437
Gladstone Capital Corp.	4,958	37
Gladstone Investment Corp.(b)	5,278	48
Glen Burnie Bancorp	383	4
GoHealth, Inc. Class A(a)	6,980	91
Goldman Sachs BDC, Inc.	6,396	96
Golub Capital BDC, Inc.	18,879	250
Goosehead Insurance, Inc. Class A	1,336	116
Granite Point Mortgage Trust, Inc.(b)	8,776	62
Great Ajax Corp.	3,062	25
Great Elm Capital Group, Inc.(a)	3,398	8
Great Southern Bancorp, Inc. Class A	1,680	61
Great Western Bancorp, Inc.	6,821	85
Green Dot Corp. Class A(a)	7,381	374
Greenhill & Co., Inc.	1,537	17
Guaranty Bancshares, Inc.	1,558	39

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
GWG Holdings, Inc.(a)	736	$6
Hallmark Financial Services, Inc.(a)	2,740	7
Hamilton Lane, Inc. Class A	2,172	140
Hancock Whitney Corp.	11,531	217
Hanmi Financial Corp.	4,192	34
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	10,836	458
HarborOne Bancorp, Inc.	7,058	57
Harvest Capital Credit Corp.	653	2
Hawthorn Bancshares, Inc.	969	18
HBT Financial, Inc.	1,615	18
HCI Group, Inc.	914	45
Heartland Financial USA, Inc.	5,512	165
Hercules Capital, Inc.	18,159	210
Heritage Commerce Corp.	7,805	52
Heritage Financial Corp.	4,339	80
Heritage Insurance Holdings, Inc.	4,149	42
Hilltop Holdings, Inc.	11,904	245
HMN Financial, Inc.(a)	684	9
Home Bancorp, Inc.	1,310	32
Home BancShares, Inc.	20,748	315
HomeStreet, Inc.	2,816	73
Hope Bancorp, Inc.	16,850	128
Horace Mann Educators Corp.	5,719	191
Horizon Bancorp, Inc. Class A	6,069	61
Horizon Technology Finance Corp.	2,749	34
Houlihan Lokey, Inc.	2,762	163
Hunt Cos Finance Trust, Inc.	2,895	8
Impac Mortgage Holdings, Inc.(a)	1,890	2
Income Opportunity Realty Investors, Inc.(a)	125	1
Independence Holding Co.	886	33
Independent Bank Corp.	2,957	37
Independent Bank Corp.	4,506	236
Independent Bank Group, Inc.	5,338	236
Interactive Brokers Group, Inc.	8,437	408
International Bancshares Corp.	8,046	210
Invesco Mortgage Capital, Inc.(b)	24,502	66
Investar Holding Corp.	1,603	21
Investcorp Credit Management BDC, Inc.	2,207	8
Investors Bancorp, Inc.	34,961	254
Investors Title Co.	147	19
Jefferies Financial Group, Inc.	33,061	595
Kearny Financial Corp.	10,957	79
Kemper Corp.	8,931	597
Kinsale Capital Group, Inc.	3,122	594
KKR Real Estate Finance Trust, Inc.	5,949	98
Ladder Capital Corp.	8,995	64
Lakeland Bancorp, Inc. Class A	7,461	74
Lakeland Financial Corp.	3,842	158
Lemonade, Inc.(a)(b)	1,799	89
LendingTree, Inc.(a)	688	211
Level One Bancorp, Inc.	823	13
Limestone Bancorp, Inc.(a)	668	7
Live Oak Bancshares, Inc.	4,703	119
LPL Financial Holdings, Inc.	11,190	858
Luther Burbank Corp.	2,000	17
Macatawa Bank Corp.	4,555	30
Maiden Holdings Ltd.(a)	9,023	11
Main Street Capital Corp.(b)	10,470	310
Manning & Napier, Inc.	2,433	10
Markel Corp.(a)	1,972	1,919
Marlin Business Services Corp.	1,614	11
MBIA, Inc.(a)	7,161	43

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Medallion Financial Corp.(a)	3,392	$8
Medley Capital Corp.(a)	351	6
Medley Management, Inc. Class A(a)	730	—	(c)
Mercantile Bank Corp.	2,270	41
Merchants Bancorp	2,284	45
Mercury General Corp.	4,224	175
Meridian Bancorp, Inc.	5,999	62
Meta Financial Group, Inc.	4,789	92
Metropolitan Bank Holding Corp.(a)	1,253	35
MFA Financial, Inc.	61,978	166
MGIC Investment Corp.	51,133	452
Midland States Bancorp, Inc.	3,132	40
MidWestOne Financial Group, Inc.	2,277	41
Moelis & Co. Class A(b)	4,266	150
Monroe Capital Corp.	3,386	23
Morningstar, Inc.	3,616	581
MVB Financial Corp.	1,692	27
MVC Capital, Inc.	2,333	18
National Bank Holdings Corp. Class A	3,450	91
National Bankshares, Inc.	969	25
National General Holdings Corp.	10,998	371
National Western Life Group, Inc. Class A	301	55
Navient Corp.	27,746	234
NBT Bancorp, Inc.	6,031	162
Nelnet, Inc. Class A	2,924	176
New Mountain Finance Corp.	14,007	134
New Residential Investment Corp.	62,788	499
New York Community Bancorp, Inc.	58,262	481
New York Mortgage Trust, Inc.	50,443	129
Newtek Business Services Corp.	3,165	59
Nexpoint Real Estate Finance, Inc.	727	11
NI Holdings, Inc.(a)	1,228	21
Nicholas Financial, Inc.(a)	1,762	13
NMI Holdings, Inc. Class A(a)	11,055	197
Northfield Bancorp, Inc.	6,925	63
Northrim Bancorp, Inc.	922	24
Northwest Bancshares, Inc.(d)	17,676	163
Norwood Financial Corp.	1,302	32
Oaktree Specialty Lending Corp.	19,272	93
Oceanfirst Financial Corp.	9,019	123
Ocwen Financial Corp.(a)	1,074	23
OFG Bancorp	6,611	82
OFS Capital Corp.	1,662	8
Old National Bancorp	22,571	283
Old Point Financial Corp.	706	11
Old Republic International Corp.	39,150	577
Old Second Bancorp, Inc.	4,092	31
On Deck Capital, Inc.(a)	8,711	14
OneMain Holdings, Inc.	19,859	621
OP Bancorp	2,125	12
Oportun Financial Corp.(a)	2,347	28
Oppenheimer Holdings, Inc. Class A	1,368	31
Orchid Island Capital, Inc.	9,711	49
Origin Bancorp, Inc.	3,027	65
Ottawa Bancorp, Inc.	457	4
Oxford Square Capital Corp.	7,883	19
Pacific Mercantile Bancorp(a)	3,170	12
Pacific Premier Bancorp, Inc.	12,299	248
PacWest Bancorp	16,889	288
Palomar Holdings, Inc.(a)	2,916	304
Park National Corp.(b)	2,435	200
Parke Bancorp, Inc.	1,883	22

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Patriot National Bancorp, Inc.(a)	227	$1
PCSB Financial Corp.	2,068	25
PDL Community Bancorp(a)	982	9
Peapack-Gladstone Financial Corp.	2,826	43
PennantPark Floating Rate Capital Ltd.	6,163	52
Pennantpark Investment Corp.	10,658	34
Penns Woods Bancorp, Inc.	1,121	22
Pennymac Financial Services	6,444	375
Pennymac Mortgage Investment Trust	13,257	213
Peoples Bancorp of North Carolina, Inc.	801	12
Peoples Bancorp, Inc.	2,946	56
Pinnacle Financial Partners, Inc.	10,369	369
Pioneer Bancorp, Inc.(a)	1,859	17
Piper Sandler Cos.	2,509	183
Plumas Bancorp	750	15
Popular, Inc.	11,781	427
Portman Ridge Finance Corp.	6,437	9
PRA Group, Inc.(a)	5,362	214
Preferred Bank	1,754	56
Premier Financial Bancorp, Inc.	1,982	21
Premier Financial Corp.	5,454	85
Primerica, Inc.	5,088	576
ProAssurance Corp.	7,367	115
Prosight Global, Inc.(a)	4,226	48
Prospect Capital Corp.(b)	40,754	205
Prosperity Bancshares, Inc.	13,552	702
Protective Insurance Corp. Class B	564	7
Provident Bancorp, Inc.	2,383	19
Provident Financial Holdings, Inc.	958	11
Provident Financial Services, Inc.	11,122	136
Pzena Investment Management, Inc. Class A	2,604	14
QCR Holdings, Inc.	2,359	65
Radian Group, Inc.	26,189	382
Randolph Bancorp, Inc.(a)	802	10
RBB Bancorp	1,976	22
Ready Capital Corp.(b)	7,763	87
Red River Bancshares, Inc.	839	36
Redwood Trust, Inc.	15,349	115
Regional Management Corp.(a)	1,587	26
Reinsurance Group of America, Inc.	9,936	946
RenaissanceRe Holdings Ltd.	7,327	1,245
Renasant Corp.	8,395	191
Republic Bancorp, Inc. Class A	1,829	52
Republic First Bancorp, Inc.(a)	7,017	14
Rhinebeck Bancorp, Inc.(a)	673	4
Richmond Mutual Bancorporation, Inc.	1,979	21
Riverview Bancorp, Inc.	2,899	12
RLI Corp.	6,002	503
Rocket Cos., Inc. Class A(a)(b)	15,767	314
S&T Bancorp, Inc.	5,428	96
Sachem Capital Corp.	3,023	12
Safeguard Scientifics, Inc.	2,710	15
Safety Insurance Group, Inc.(d)	1,630	113
Salisbury Bancorp, Inc.	453	14
Sandy Spring Bancorp, Inc.	6,875	159
Santander Consumer USA Holdings, Inc.	11,040	201
Saratoga Investment Corp.	1,497	25
SB Financial Group, Inc.	1,081	15
Sculptor Capital Management, Inc.	7,024	82
Seacoast Banking Corp. of Florida(a)	6,065	109
Security National Financial Corp. Class A(a)	1,822	12
SEI Investments Co.	18,399	933

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Selective Insurance Group, Inc.	8,557	$441
Selectquote, Inc.(a)	9,775	198
ServisFirst Bancshares, Inc.	7,538	257
Severn Bancorp, Inc.	1,649	11
Shore Bancshares, Inc.	1,871	21
Siebert Financial Corp.(a)	1,705	6
Sierra Bancorp	2,271	38
Signature Bank	6,656	552
Silvercrest Asset Management Group, Inc. Class A	1,166	12
Silvergate Capital Corp. Class A(a)	535	8
Simmons First National Corp. Class A	14,904	236
Sirius International Insurance Group Ltd.(a)	734	8
Sixth Street Specialty Lending, Inc.	9,783	168
SLM Corp.	51,301	415
Solar Capital Ltd.	5,643	89
Solar Senior Capital Ltd.	2,321	29
South Plains Financial, Inc.	1,752	22
South State Corp.	9,921	478
Southern First Bancshares, Inc.(a)	984	24
Southern Missouri Bancorp, Inc.	1,263	30
Southern National Bancorp of Virginia, Inc.	3,370	29
Southside Bancshares, Inc.(d)	4,568	112
Spirit of Texas Bancshares, Inc.(a)	2,288	26
Starwood Property Trust, Inc.	42,508	641
State Auto Financial Corp.	2,299	32
Stellus Capital Investment Corp.	3,097	27
Sterling Bancorp	28,443	299
Sterling Bancorp	2,621	8
Stewart Information Services Corp.	3,740	164
Stifel Financial Corp.	9,155	463
Stock Yards Bancorp, Inc.	3,353	114
StoneX Group, Inc.(a)	2,216	113
Summit Financial Group, Inc.	1,897	28
Suro Capital Corp.(b)	2,077	23
Synovus Financial Corp.	21,311	451
TCF Financial Corp.	21,781	509
TCG BDC, Inc.	8,414	75
TD Ameritrade Holding Corp.	43,857	1,717
Territorial Bancorp, Inc.	1,362	28
Texas Capital Bancshares, Inc.(a)	6,657	207
TFS Financial Corp.	8,463	124
The Bancorp, Inc.(a)	7,232	62
The Bank of Princeton	908	16
The Blackstone Group, Inc. Class A	101,346	5,290
The Carlyle Group, Inc.	28,271	697
The First of Long Island Corp.	3,528	52
The Hanover Insurance Group, Inc.	5,516	514
Timberland Bancorp, Inc.	1,150	21
Tompkins Financial Corp.(f)	1,969	112
Towne Bank	10,045	165
TPG RE Finance Trust, Inc.	7,688	65
Tradeweb Markets, Inc. Class A	6,502	377
Trean Insurance Group, Inc.(a)	1,708	26
Tremont Mortgage Trust	1,313	4
TriCo Bancshares	4,069	100
TriplePoint Venture Growth BDC Corp.	4,894	54
Tristate Capital Holdings, Inc.(a)	3,988	53
Triumph Bancorp, Inc.(a)	3,477	108
Trupanion, Inc.(a)	4,430	350
TrustCo Bank Corp.	13,185	69
Trustmark Corp.	8,167	175
Two Harbors Investment Corp.	39,597	202

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
U.S. Global Investors, Inc. Class A	1,721	$4
UMB Financial Corp.	5,345	262
Umpqua Holdings Corp.	29,759	316
Union Bankshares, Inc.	570	12
United Bancorp, Inc.	883	11
United Bankshares, Inc.	18,153	390
United Community Banks, Inc.	12,098	205
United Fire Group, Inc.	3,025	61
United Insurance Holdings Corp.	3,561	22
United Security Bancshares	2,241	14
Unity Bancorp, Inc.	1,291	15
Universal Insurance Holdings, Inc.	4,406	61
Univest Financial Corp.	4,275	61
Valley National Bancorp	56,491	387
Value Line, Inc.	153	4
Velocity Financial, Inc.(a)	1,821	9
Vericity, Inc.	568	6
Veritex Holdings, Inc.	6,394	109
Victory Capital Holdings, Inc. Class A(e)	1,937	33
Village Bank and Trust Financial Corp.(a)	112	3
Virtu Financial, Inc. Class A	4,607	106
Virtus Investment Partners, Inc.	890	123
Voya Financial, Inc.	18,256	875
Waddell & Reed Financial, Inc. Class A	7,563	112
Walker & Dunlop, Inc.	4,055	215
Washington Federal, Inc.	10,712	223
Washington Trust Bancorp, Inc.	2,086	64
Webster Financial Corp.	11,184	295
WesBanco, Inc.	9,403	201
West Bancorp, Inc.	2,305	37
Westamerica Bancorp	3,169	172
Westbury Bancorp, Inc.(a)	545	11
Western Alliance Bancorp	14,909	471
Western Asset Mortgage Capital Corp.(b)	8,895	18
Western New England Bancorp, Inc.	3,507	20
Westwood Holdings Group, Inc.	1,249	14
White Mountains Insurance Group Ltd.	464	361
WhiteHorse Finance, Inc.	2,483	24
Wintrust Financial Corp.	7,876	315
WisdomTree Investments, Inc.	15,488	50
World Acceptance Corp.(a)	1,050	111
WSFS Financial Corp.	7,007	189
		93,376
Health Care (16.4%):
10X Genomics, Inc. Class A(a)	1,755	219
1Life Healthcare, Inc.(a)	8,828	250
89bio, Inc.(a)	1,833	47
9 Meters Biopharma, Inc.(a)	20,980	17
Abeona Therapeutics, Inc.(a)	11,589	12
Acadia Healthcare Co., Inc.(a)	11,313	334
ACADIA Pharmaceuticals, Inc.(a)	20,203	833
Accelerate Diagnostics, Inc.(a)	5,376	57
Acceleron Pharma, Inc.(a)	6,571	739
Accolade, Inc.(a)(b)	1,641	64
Accuray, Inc.(a)	13,628	33
AcelRx Pharmaceuticals, Inc.(a)(b)	13,497	19
Acer Therapeutics, Inc.(a)(b)	1,003	3
Achieve Life Sciences, Inc.(a)	564	5
Aclaris Therapeutics, Inc.(a)(b)	6,385	16
Acorda Therapeutics, Inc.(a)(b)	5,721	3
Acutus Medical, Inc.(a)	1,411	42

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Adamis Pharmaceuticals Corp.(a)(b)	13,743	$11
Adaptive Biotechnologies Corp.(a)	11,657	567
Addus HomeCare Corp.(a)	2,192	207
Adial Pharmaceuticals, Inc.(a)	1,897	4
Adicet Bio, Inc.(a)	2,803	33
Aditx Therapeutics, Inc.(a)	738	1
Aduro Biotech, Inc.(a)	8,129	20
Advaxis, Inc.(a)	8,230	3
Adverum Biotechnologies, Inc.(a)	13,161	136
Aeglea BioTherapeutics, Inc.(a)	5,815	41
Aerie Pharmaceuticals, Inc.(a)	6,878	81
Agenus, Inc.(a)	23,038	92
AgeX Therapeutics, Inc.(a)(b)	3,355	3
Agile Therapeutics, Inc.(a)(b)	9,853	30
Agios Pharmaceuticals, Inc.(a)	7,690	269
Aileron Therapeutics, Inc.(a)	4,493	6
AIM ImmunoTech, Inc.(a)(b)	6,309	14
Aimmune Therapeutics, Inc.(a)	6,034	208
Akcea Therapeutics, Inc.(a)	1,292	23
Akebia Therapeutics, Inc.(a)	21,189	53
Akero Therapeutics, Inc.(a)	2,317	71
Akers Biosciences, Inc.(a)	1,387	3
Akouos, Inc.(a)	2,951	67
Albireo Pharma, Inc.(a)	2,566	86
Aldeyra Therapeutics, Inc.(a)	5,160	38
Alector, Inc.(a)	8,316	88
Alimera Sciences, Inc.(a)	648	3
Alkermes PLC(a)	18,710	310
Allakos, Inc.(a)(b)	2,100	171
Allena Pharmaceuticals, Inc.(a)	5,091	8
Allied Healthcare Products, Inc.(a)	453	3
Allogene Therapeutics, Inc.(a)	9,964	376
Allovir, Inc.(a)(b)	2,590	71
Allscripts Healthcare Solutions, Inc.(a)	20,208	164
Alnylam Pharmaceuticals, Inc.(a)	12,352	1,798
Alphatec Holdings, Inc.(a)	8,995	60
Alpine Immune Sciences, Inc.(a)	2,042	18
Altimmune, Inc.(a)	4,239	56
ALX Oncology Holdings, Inc.(a)	1,410	53
AMAG Pharmaceuticals, Inc.(a)(b)	4,660	44
Amedisys, Inc.(a)	4,697	1,111
American Renal Associates Holdings, Inc. Class A(a)	2,256	16
American Shared Hospital Services(a)	579	1
Amicus Therapeutics, Inc.(a)	34,146	482
AMN Healthcare Services, Inc.(a)	6,425	376
Amneal Pharmaceuticals, Inc.(a)	44,303	172
Amphastar Pharmaceuticals, Inc.(a)	5,510	103
Ampio Pharmaceuticals, Inc.(a)(b)	26,101	25
AnaptysBio, Inc.(a)	3,690	54
AngioDynamics, Inc.(a)	5,117	62
ANI Pharmaceuticals, Inc.(a)	1,369	39
Anika Therapeutics, Inc.(a)	1,581	56
Anixa Biosciences, Inc.(a)	3,740	9
Annexon, Inc.(a)	2,347	71
Annovis Bio, Inc.(a)	600	3
Antares Pharma, Inc.(a)	23,236	63
Apellis Pharmaceuticals, Inc.(a)	9,374	283
Apollo Endosurgery, Inc.(a)	2,861	5
Apollo Medical Holdings, Inc.(a)	5,786	104
Applied Genetic Technologies Corp.(a)	3,359	16
Applied Molecular Transport, Inc.(a)(b)	2,327	74
Applied Therapeutics, Inc.(a)	1,890	39

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Aprea Therapeutics, Inc.(a)	1,448	$35
Aptevo Therapeutics, Inc.(a)	467	4
Aptinyx, Inc.(a)	4,181	14
Apyx Medical Corp.(a)	4,624	22
AquaBounty Technologies, Inc.(a)	3,565	16
Aquestive Therapeutics, Inc.(a)	5,078	25
Aravive, Inc.(a)	1,451	7
ARCA biopharma, Inc.(a)	920	4
Arcus Biosciences, Inc.(a)	7,532	129
Arcutis Biotherapeutics, Inc.(a)(b)	2,854	84
Ardelyx, Inc.(a)	11,195	59
Arena Pharmaceuticals, Inc.(a)	8,522	637
Aridis Pharmaceuticals, Inc.(a)	822	6
Arrowhead Pharmaceuticals, Inc.(a)	14,473	623
Arvinas, Inc.(a)	4,242	100
Aspira Women's Health, Inc.(a)(b)	8,087	25
Assembly Biosciences, Inc.(a)	4,858	80
Assertio Holdings, Inc.(a)	15,156	10
Atara Biotherapeutics, Inc.(a)	11,104	144
Athenex, Inc.(a)	10,499	127
Atossa Therapeutics, Inc.(a)	1,619	4
Atreca, Inc. Class A(a)	1,890	26
AtriCure, Inc.(a)	6,144	245
Atrion Corp.	159	100
aTyr Pharma, Inc.(a)	1,213	4
Avanos Medical, Inc. Class I(a)	5,246	174
Avantor, Inc.(a)	60,501	1,361
Avenue Therapeutics, Inc.(a)	1,168	13
AVEO Pharmaceuticals, Inc.(a)	3,447	20
Avid Bioservices, Inc.(a)	7,828	60
Avidity Biosciences, Inc.(a)	3,938	111
Avinger, Inc.(a)	12,885	4
Avrobio, Inc.(a)	4,404	57
Axcella Health, Inc.(a)	2,260	10
Axogen, Inc.(a)	5,607	65
Axonics Modulation Technologies, Inc.(a)	4,650	237
Axsome Therapeutics, Inc.(a)	4,446	317
Ayala Pharmaceuticals, Inc.(a)	812	10
Aytu BioScience, Inc.(a)	17,065	20
AzurRx BioPharma, Inc.(a)	4,260	3
Baudax Bio, Inc.(a)(b)	2,834	8
Beam Therapeutics, Inc.(a)(b)	4,113	101
Bellerophon Therapeutics, Inc.(a)	1,344	14
Bellicum Pharmaceuticals, Inc.(a)	756	5
Berkeley Lights, Inc.(a)(b)	1,317	101
Bioanalytical Systems, Inc.(a)	1,240	6
Biocept, Inc.(a)	2,084	9
BioCryst Pharmaceuticals, Inc.(a)	26,104	90
BioDelivery Sciences International, Inc.(a)	14,922	56
Biolase, Inc.(a)	13,776	4
BioLife Solutions, Inc.(a)	4,020	116
BioMarin Pharmaceutical, Inc.(a)	20,757	1,579
Biomerica, Inc.(a)(b)	1,607	11
BioNano Genomics, Inc.(a)(b)	21,354	14
BioSpecifics Technologies Corp.(a)	829	44
Bio-Techne Corp.	5,576	1,381
BioTelemetry, Inc.(a)	4,674	213
Bioxcel Therapeutics, Inc.(a)	2,097	91
Black Diamond Therapeutics, Inc.(a)(b)	3,426	104
bluebird bio, Inc.(a)	8,106	437
Blueprint Medicines Corp.(a)	7,556	700
Brickell Biotech, Inc.(a)	4,197	4

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Bridgebio Pharma, Inc.(a)(b)	10,504	$394
Brookdale Senior Living, Inc.(a)	27,091	69
Bruker Corp.	9,004	358
Cabaletta Bio, Inc.(a)	1,452	16
Caladrius Biosciences, Inc.(a)	2,919	5
Calithera Biosciences, Inc.(a)	8,973	31
Calyxt, Inc.(a)	1,055	6
Cancer Genetics, Inc.(a)	337	1
Cantel Medical Corp.	4,422	194
Capital Senior Living Corp.(a)	3,654	2
Capricor Therapeutics, Inc.(a)	3,010	16
Cara Therapeutics, Inc.(a)	5,889	75
Cardiff Oncology, Inc.(a)	3,398	48
Cardiovascular Systems, Inc.(a)	4,100	161
CareDx, Inc.(a)	6,927	263
CASI Pharmaceuticals, Inc.(a)	10,443	16
Cassava Sciences, Inc.(a)	3,764	43
Castle Biosciences, Inc.(a)	2,222	114
Castlight Health, Inc. Class B(a)	6,706	8
Catabasis Pharmaceuticals, Inc.(a)	2,882	18
Catalyst Biosciences, Inc.(a)	3,403	15
Catalyst Pharmaceuticals, Inc.(a)	15,461	46
Celcuity, Inc.(a)	768	4
Celldex Therapeutics, Inc.(a)	5,910	88
Cellectar Biosciences, Inc.(a)(b)	3,852	5
CEL-SCI Corp.(a)(b)	5,771	74
Celsion Corp.(a)	5,071	4
Cerecor, Inc.(a)	11,430	26
Cerus Corp.(a)	19,284	121
Champions Oncology, Inc.(a)	1,011	9
Change Healthcare, Inc.(a)	45,957	667
Charles River Laboratories International, Inc.(a)	7,265	1,645
Checkmate Pharmaceuticals, Inc.(a)	784	9
Checkpoint Therapeutics, Inc.(a)	6,205	17
Chembio Diagnostics, Inc.(a)(b)	2,660	13
Chemed Corp.	2,303	1,106
Chemocentryx, Inc.(a)	7,228	396
Chiasma, Inc.(a)	3,641	16
Chimerix, Inc.(a)	7,218	18
Cidara Therapeutics, Inc.(a)	5,601	16
Clearside Biomedical, Inc.(a)	6,114	9
Cleveland BioLabs, Inc.(a)	910	2
Clovis Oncology, Inc.(a)(b)	13,180	77
CNS Pharmaceuticals, Inc.(a)(b)	1,072	2
Cocrystal Pharma, Inc.(a)	6,548	6
Codexis, Inc.(a)	7,519	88
Co-Diagnostics, Inc.(a)(b)	3,929	53
Cohbar, Inc.(a)	7,557	7
Coherus Biosciences, Inc.(a)	8,748	160
Collegium Pharmaceutical, Inc.(a)	4,062	85
Community Health Systems, Inc.(a)	12,170	51
Computer Programs & Systems, Inc.	1,661	46
Concert Pharmaceuticals, Inc.(a)	3,822	38
Conformis, Inc.(a)	12,779	11
CONMED Corp.(b)	3,680	290
Constellation Pharmaceuticals, Inc.(a)	5,966	121
Corcept Therapeutics, Inc.(a)	15,982	278
Cortexyme, Inc.(a)	1,406	70
CorVel Corp.(a)	1,425	122
Corvus Pharmaceuticals, Inc.(a)	3,923	16
Covetrus, Inc.(a)	13,955	341
Crinetics Pharmaceuticals, Inc.(a)	3,189	50

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Cross Country Healthcare, Inc.(a)	3,942	$26
CryoLife, Inc.(a)	4,334	80
CryoPort, Inc.(a)	5,056	240
CTI BioPharma Corp.(a)	10,547	23
Cue BioPharma, Inc.(a)	4,174	63
Cumberland Pharmaceuticals, Inc.(a)	1,372	4
Curis, Inc.(a)	7,707	9
Cutera, Inc.(a)	2,433	46
Cyclacel Pharmaceuticals, Inc.(a)	734	3
Cyclerion Therapeutics, Inc.(a)	3,236	20
Cytokinetics, Inc.(a)(b)	9,190	199
CytomX Therapeutics, Inc.(a)	6,388	42
CytoSorbents Corp.(a)	6,380	51
CytRx Corp.(a)	4,653	3
Dare Bioscience, Inc.(a)	4,615	5
Deciphera Pharmaceuticals, Inc.(a)	6,364	326
Delcath Systems, Inc.(a)	582	7
Denali Therapeutics, Inc.(a)	12,468	447
Dicerna Pharmaceuticals, Inc.(a)	9,588	172
Digirad Corp.(a)	732	2
Diversicare Healthcare Services, Inc.(a)	565	1
Durect Corp.(a)	25,828	44
Dynavax Technologies Corp.(a)	14,624	63
Eagle Pharmaceuticals, Inc.(a)	1,514	64
Editas Medicine, Inc.(a)	8,018	225
Eidos Therapeutics, Inc.(a)	2,207	112
Eiger Biopharmaceuticals, Inc.(a)	4,092	33
Ekso Bionics Holdings, Inc.(a)	946	4
Elanco Animal Health, Inc.(a)	62,273	1,738
Electrocore, Inc.(a)	5,308	9
Electromed, Inc.(a)	1,188	12
Eloxx Pharmaceuticals, Inc.(a)	4,084	11
Emergent BioSolutions, Inc.(a)	6,732	696
Enanta Pharmaceuticals, Inc.(a)	2,361	108
Encompass Health Corp.	14,544	945
Endo International PLC(a)	31,420	104
ENDRA Life Sciences, Inc.(a)	3,561	3
Entasis Therapeutics Holdings, Inc.(a)	1,041	2
Envista Holdings Corp.(a)	19,490	481
Enzo Biochem, Inc.(a)	6,623	14
Enzon Pharmaceuticals, Inc.(a)	5,763	1
Epizyme, Inc.(a)	11,292	135
Equillium, Inc.(a)	2,314	13
Esperion Therapeutics, Inc.(a)(b)	3,274	122
Establishment Labs Holdings, Inc.(a)	2,303	43
Eton Pharmaceuticals, Inc.(a)(b)	2,565	20
Evelo Biosciences, Inc.(a)	2,494	13
Evofem Biosciences, Inc.(a)(b)	11,370	27
Evoke Pharma, Inc.(a)	3,805	18
Evolent Health, Inc. Class A(a)	11,024	137
Evolus, Inc.(a)	3,702	14
Exact Sciences Corp.(a)	20,530	2,093
Exagen, Inc.(a)	864	9
Exelixis, Inc.(a)	44,701	1,093
EyeGate Pharmaceuticals, Inc.(a)	691	3
Eyenovia, Inc.(a)	2,315	7
Fate Therapeutics, Inc.(a)	12,011	480
Fennec Pharmaceuticals, Inc.(a)	3,144	19
Fibrogen, Inc.(a)	10,629	437
Five Prime Therapeutics, Inc.(a)	5,531	26
Five Star Senior Living, Inc.(a)	1,707	9
Flexion Therapeutics, Inc.(a)(b)	5,330	55

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued

USAA Extended Market Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Fluidigm Corp.(a)	9,636	$72
FONAR Corp.(a)	999	21
Forma Therapeutics Holdings, Inc.(a)	3,726	186
Forte Biosciences, Inc.(a)	1,407	68
Fortress Biotech, Inc.(a)	10,912	44
Frequency Therapeutics, Inc.(a)(b)	4,868	94
Fulcrum Therapeutics, Inc.(a)	2,269	18
Fulgent Genetics, Inc.(a)(b)	2,074	83
G1 Therapeutics, Inc.(a)	3,445	40
Galectin Therapeutics, Inc.(a)(b)	6,801	18
Galera Therapeutics, Inc.(a)	1,582	14
Generation Bio Co.(a)(b)	4,208	130
Genesis Healthcare, Inc.(a)	10,868	6
GenMark Diagnostics, Inc.(a)	9,038	128
Genocea Biosciences, Inc.(a)	2,572	6
Genprex, Inc.(a)	5,377	18
Geron Corp.(a)(b)	46,395	81
Glaukos Corp.(a)(b)	4,759	236
Global Blood Therapeutics, Inc.(a)	5,561	307
Globus Medical, Inc.(a)	9,793	485
GlycoMimetics, Inc.(a)	5,691	17
Gossamer Bio, Inc.(a)	8,679	108
Gritstone Oncology, Inc.(a)(b)	3,601	10
Guardant Health, Inc.(a)	13,593	1,518
Haemonetics Corp.(a)	6,771	591
Halozyme Therapeutics, Inc.(a)	17,644	464
Hancock Jaffe Laboratories, Inc.(a)	6,055	3
Hanger, Inc.(a)	4,483	71
Harmony Biosciences Holdings, Inc.(a)(b)	810	27
Harpoon Therapeutics, Inc.(a)	1,319	22
Harrow Health, Inc.(a)	3,874	22
Harvard Bioscience, Inc.(a)	5,387	16
Health Catalyst, Inc.(a)(b)	5,935	217
HealthEquity, Inc.(a)	10,972	564
HealthStream, Inc.(a)	3,612	72
Heat Biologics, Inc.(a)(b)	22,908	28
Helius Medical Technologies, Inc.(a)(b)	6,741	3
Heron Therapeutics, Inc.(a)	13,577	201
Heska Corp.(a)	1,306	129
Hill-Rom Holdings, Inc.	9,635	805
Histogen, Inc.(a)	1,863	3
HMS Holdings Corp.(a)	12,102	290
Homology Medicines, Inc.(a)	4,026	43
Hookipa Pharma, Inc.(a)	979	9
Horizon Therapeutics PLC(a)	31,928	2,480
Hoth Therapeutics, Inc.(a)	1,367	3
HTG Molecular Diagnostics, Inc.(a)	9,888	3
iCAD, Inc.(a)(b)	3,240	29
ICU Medical, Inc.(a)	2,463	450
Ideaya Biosciences, Inc.(a)	3,415	43
Idera Pharmaceuticals, Inc.(a)	4,141	9
IGM Biosciences, Inc.(a)(b)	1,121	83
Imac Holdings, Inc.(a)	1,204	1
IMARA, Inc.(a)	1,074	22
ImmuCell Corp.(a)	951	5
Immunic, Inc.(a)(b)	2,470	46
ImmunoGen, Inc.(a)	25,805	93
Immunomedics, Inc.(a)	34,541	2,936
Immunovant, Inc.(a)	5,815	205
Inari Medical, Inc.(a)	2,160	149
Infinity Pharmaceuticals, Inc.(a)	8,797	10
Infusystem Holdings, Inc.(a)	2,055	26

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued

USAA Extended Market Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Inhibrx, Inc.(a)	1,107	$20
Inmune Bio, Inc.(a)	1,090	11
Innoviva, Inc.(a)	9,348	98
Inogen, Inc.(a)	1,929	56
Inovalon Holdings, Inc. Class A(a)	6,916	183
Inovio Pharmaceuticals, Inc.(a)(b)	24,767	287
Inozyme Pharma, Inc.(a)	1,151	30
Insmed, Inc.(a)	11,131	358
Inspire Medical System, Inc.(a)	3,409	440
Insulet Corp.(a)	6,992	1,653
Integer Holdings Corp.(a)	4,439	262
Integra LifeSciences Holdings Corp.(a)	8,306	392
Intellia Therapeutics, Inc.(a)	6,256	124
Intercept Pharmaceuticals, Inc.(a)(b)	3,566	148
Interpace Biosciences, Inc.(a)	603	2
Intersect ENT, Inc.(a)	4,212	69
IntriCon Corp.(a)	1,250	15
Invacare Corp.	4,104	31
Invitae Corp.(a)(b)	15,951	691
Ionis Pharmaceuticals, Inc.(a)	16,212	769
iRadimed Corp.(a)	1,032	22
iRhythm Technologies, Inc.(a)	3,281	781
IRIDEX Corp.(a)	2,031	4
Ironwood Pharmaceuticals, Inc.(a)	20,346	183
IsoRay, Inc.(a)	10,754	6
iTeos Therapeutics, Inc.(a)	1,783	44
IVERIC bio, Inc.(a)	13,232	75
Jaguar Health, Inc.(a)	6,151	2
Jounce Therapeutics, Inc.(a)	2,774	23
Kala Pharmaceuticals, Inc.(a)(b)	6,774	51
Kaleido Biosciences, Inc.(a)(b)	1,865	21
KalVista Pharmaceuticals, Inc.(a)	1,594	20
Karuna Therapeutics, Inc.(a)	2,031	157
Keros Therapeutics, Inc.(a)	1,892	73
Kewaunee Scientific Corp.(a)	359	3
Kezar Life Sciences, Inc.(a)	4,707	23
Kindred Biosciences, Inc.(a)	5,571	24
Kiniksa Pharmaceuticals Ltd. Class A(a)	1,403	21
Kodiak Sciences, Inc.(a)	4,692	278
Krystal Biotech, Inc.(a)	2,126	92
Kura Oncology, Inc.(a)	6,352	195
Kymera Therapeutics, Inc.(a)	1,371	44
Lannett Co., Inc.(a)	3,773	23
Lantern Pharma, Inc.(a)	474	9
Lantheus Holdings, Inc.(a)	8,709	110
Larimar Therapeutics, Inc.(a)	2,002	30
Leap Therapeutics, Inc.(a)	6,259	12
LeMaitre Vascular, Inc.	2,058	67
Lexicon Pharmaceuticals, Inc.(a)	6,300	9
LHC Group, Inc.(a)	4,519	961
Ligand Pharmaceuticals, Inc.(a)(b)	2,121	202
Lineage Cell Therapeutics, Inc.(a)(b)	22,889	21
Liquidia Technologies, Inc.(a)(b)	3,660	18
Livongo Health, Inc.(a)	9,919	1,389
LogicBio Therapeutics, Inc.(a)	2,707	25
Luminex Corp.	6,338	166
Lumos Pharma, Inc.(a)(b)	910	13
Lyra Therapeutics, Inc.(a)	821	9
MacroGenics, Inc.(a)	6,538	165
Madrigal Pharmaceuticals, Inc.(a)	1,277	152
Magellan Health, Inc.(a)	3,500	265
Magenta Therapeutics, Inc.(a)	4,986	34

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued

USAA Extended Market Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
MannKind Corp.(a)(b)	33,882	$64
Marinus Pharmaceuticals, Inc.(a)(b)	4,030	52
Marker Therapeutics, Inc.(a)(b)	5,039	8
Masimo Corp.(a)	6,551	1,545
Mateon Therapeutics, Inc.(a)	11,110	2
Matinas BioPharma Holdings, Inc.(a)(b)	29,719	23
MediciNova, Inc.(a)(b)	6,278	33
MEDNAX, Inc.(a)	12,227	199
Medpace Holdings, Inc.(a)	3,885	434
MEI Pharma, Inc.(a)	14,492	45
MeiraGTx Holdings PLC(a)	3,504	46
Meridian Bioscience, Inc.(a)	5,791	98
Merit Medical Systems, Inc.(a)	7,056	307
Merrimack Pharmaceuticals, Inc.	2,000	8
Mersana Therapeutics, Inc.(a)	9,027	168
Microbot Medical, Inc.(a)	1,038	8
Millendo Therapeutics, Inc.(a)	2,567	4
Minerva Neurosciences, Inc.(a)	6,223	20
Miragen Therapeutics, Inc.(a)	7,919	6
Mirum Pharmaceuticals, Inc.(a)(b)	1,818	35
Misonix, Inc.(a)	1,962	23
Moderna, Inc.(a)	46,419	3,283
Molecular Templates, Inc.(a)	5,158	56
Moleculin Biotech, Inc.(a)	9,417	8
Molina Healthcare, Inc.(a)	7,258	1,328
Momenta Pharmaceuticals, Inc.(a)	12,293	645
Monopar Therapeutics, Inc.(a)	564	3
Morphic Holding, Inc.(a)	1,414	39
Motus GI Holdings, Inc.(a)	3,986	4
MTBC, Inc.(a)	1,271	11
Mustang Bio, Inc.(a)	6,745	21
MyoKardia, Inc.(a)	5,898	803
Myomo, Inc.(a)	577	3
Myriad Genetics, Inc.(a)	9,976	130
NanoString Technologies, Inc.(a)	4,106	184
NantHealth, Inc.(a)(b)	4,412	10
NantKwest, Inc.(a)(b)	6,350	44
Natera, Inc.(a)	12,065	872
National Healthcare Corp.(d)	2,149	134
National Research Corp.	1,726	85
Natus Medical, Inc.(a)	4,577	78
Navidea Biopharmaceuticals, Inc.(a)	2,886	8
Nektar Therapeutics(a)	14,504	241
Neogen Corp.(a)	6,238	488
NeoGenomics, Inc.(a)	15,273	563
Neoleukin Therapeutics, Inc.(a)	5,309	64
Neos Therapeutics, Inc.(a)	7,514	4
NeuroBo Pharmaceuticals, Inc.(a)	392	2
Neurocrine Biosciences, Inc.(a)	10,674	1,026
NeuroMetrix, Inc.(a)	602	1
Neuronetics, Inc.(a)	2,548	12
Neurotrope, Inc.(a)	3,364	4
Nevro Corp.(a)	3,982	555
NextCure, Inc.(a)	2,715	24
Nextgen Healthcare, Inc.(a)	6,465	82
NGM Biopharmaceuticals, Inc.(a)	3,829	61
Nkarta, Inc.(a)	2,389	72
Northwest Biotherapeutics, Inc.(a)(b)	111,638	86
NovaBay Pharmaceuticals, Inc.(a)	5,175	4
Novan, Inc.(a)(b)	20,324	10
Novavax, Inc.(a)	9,157	992
Novus Therapeutics, Inc.(a)	2,805	3

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued

USAA Extended Market Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Nurix Therapeutics, Inc.(a)	1,767	$62
NuVasive, Inc.(a)	7,251	352
Oak Street Health, Inc.(a)	2,654	142
Obalon Therapeutics, Inc.(a)	1,093	1
Ocugen, Inc.(a)	19,531	6
Ocular Therapeutix, Inc.(a)	9,007	69
Odonate Therapeutics, Inc.(a)	3,189	43
Omeros Corp.(a)(b)	9,178	93
Omnicell, Inc.(a)	5,846	436
Oncocyte Corp.(a)	9,194	13
Onconova Therapeutics, Inc.(a)(b)	28,560	8
OncoSec Medical, Inc.(a)	1,848	6
Oncternal Therapeutics, Inc.(a)	2,167	4
Ontrak, Inc.(a)(b)	1,248	75
OpGen, Inc.(a)(b)	3,147	7
Opiant Pharmaceuticals, Inc.(a)	644	5
OPKO Health, Inc.(a)(b)	76,670	283
Optinose, Inc.(a)	4,876	19
Option Care Health, Inc.(a)	8,608	115
Oragenics, Inc.(a)	7,467	4
Oramed Pharmaceuticals, Inc.(a)	3,515	9
OraSure Technologies, Inc.(a)	9,328	114
Organogenesis Holdings, Inc.(a)	3,351	13
Orgenesis, Inc.(a)	2,915	15
ORIC Pharmaceuticals, Inc.(a)	2,952	74
Orthofix Medical, Inc.(a)	2,459	77
Orthopediatrics Corp.(a)	2,021	93
Osmotica Pharmaceuticals PLC(a)	2,940	16
Otonomy, Inc.(a)	7,283	29
Outlook Therapeutics, Inc.(a)	9,098	7
Ovid Therapeutics, Inc.(a)	7,450	43
Owens & Minor, Inc.	8,720	219
Oyster Point Pharma, Inc.(a)	1,473	31
Pacific Biosciences of California, Inc.(a)	26,399	261
Pacira BioSciences, Inc.(a)	5,775	347
Palatin Technologies, Inc.(a)(b)	34,259	16
Pandion Therapeutics, Inc.(a)	1,221	14
Paratek Pharmaceuticals, Inc.(a)	6,421	35
Passage Bio, Inc.(a)	3,977	52
Patterson Cos., Inc.(d)	9,956	240
PAVmed, Inc.(a)(b)	6,549	12
PDL BioPharma, Inc.(a)	16,670	53
PDS Biotechnology Corp.(a)(b)	3,114	7
Penumbra, Inc.(a)	4,419	859
Personalis, Inc.(a)	3,852	83
PetIQ, Inc.(a)	1,045	34
Pfenex, Inc.(a)	3,380	43
PhaseBio Pharmaceuticals, Inc.(a)(b)	2,473	9
Phathom Pharmaceuticals, Inc.(a)	2,486	91
Phibro Animal Health Corp. Class A	2,057	36
Phreesia, Inc.(a)	5,330	171
Pieris Pharmaceuticals, Inc.(a)	7,830	16
Pliant Therapeutics, Inc.(a)	2,931	66
Plus Therapeutics, Inc.(a)	646	2
PLx Pharma, Inc.(a)	1,353	4
PolarityTE, Inc.(a)	4,249	4
Poseida Therapeutics, Inc.(a)	2,261	20
PPD, Inc.(a)	22,166	820
PRA Health Sciences, Inc.(a)	8,032	815
Precigen, Inc.(a)(b)	10,135	35
Precipio, Inc.(a)	2,586	6
Precision BioSciences, Inc.(a)	6,657	41

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued

USAA Extended Market Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Predictive Oncology, Inc.(a)	2,153	$2
Premier, Inc. Class A	6,781	223
Pressure BioSciences, Inc.(a)	569	1
Prestige Consumer Healthcare, Inc.(a)	7,101	259
Prevail Therapeutics, Inc.(a)	4,732	48
Pro-Dex, Inc.(a)	443	13
Progenity, Inc.(a)	1,407	13
Progyny, Inc.(a)	6,834	201
ProPhase Labs, Inc.	1,438	5
Protagonist Therapeutics, Inc.(a)	4,330	85
Protalix BioTherapeutics, Inc.(a)	3,508	14
Protara Therapeutics, Inc.(a)	1,430	24
Proteostasis Therapeutics, Inc.(a)	7,134	8
Provention Bio, Inc.(a)	8,231	106
Psychemedics Corp.	765	3
PTC Therapeutics, Inc.(a)	9,256	433
Pulmatrix, Inc.(a)	5,251	6
Pulse Biosciences, Inc.(a)(b)	2,165	26
Puma Biotechnology, Inc.(a)	5,235	53
Qualigen Therapeutics, Inc.(a)	2,876	14
Quanterix Corp.(a)	4,054	137
Quidel Corp.(a)	4,068	892
R1 RCM, Inc.(a)	17,271	296
RA Medical Systems, Inc.(a)	10,944	3
RadNet, Inc.(a)	6,395	98
RAPT Therapeutics, Inc.(a)	1,868	60
Reata Pharmaceuticals, Inc. Class A(a)	2,939	286
Recro Pharma, Inc.	3,570	7
RegeneRx Biopharmaceuticals, Inc.(a)	12,516	5
REGENXBIO, Inc.(a)	4,035	111
Regulus Therapeutics, Inc.(a)	5,368	3
Relay Therapeutics, Inc.(a)	3,289	140
Relmada Therapeutics, Inc.(a)(b)	2,268	85
Repligen Corp.(a)	7,094	1,047
Replimune Group, Inc.(a)	3,458	80
ReShape Lifesciences, Inc.(a)	889	3
Retractable Technologies, Inc.(a)	1,995	13
Retrophin, Inc.(a)	6,474	120
Revance Therapeutics, Inc.(a)	9,328	235
REVOLUTION Medicines, Inc.(a)	6,183	215
Rexahn Pharmaceuticals, Inc.(a)	676	1
Rhythm Pharmaceuticals, Inc.(a)	5,260	114
Rigel Pharmaceuticals, Inc.(a)	21,215	51
Rocket Pharmaceuticals, Inc.(a)	7,632	174
Rockwell Medical, Inc.(a)	11,703	13
Royalty Pharma PLC Class A	12,546	528
Rubius Therapeutics, Inc.(a)(b)	3,595	18
Sage Therapeutics, Inc.(a)	6,610	404
Salarius Pharmaceuticals, Inc.(a)	2,961	2
Sangamo Therapeutics, Inc.(a)(b)	17,034	161
Sarepta Therapeutics, Inc.(a)	9,235	1,297
Satsuma Pharmaceuticals, Inc.(a)	969	4
Savara, Inc.(a)	6,539	7
Scholar Rock Holding Corp.(a)	1,614	29
Schrodinger, Inc.(a)	1,811	86
scPharmaceuticals, Inc.(a)	3,387	25
SCYNEXIS, Inc.(a)	1,602	7
Seaspine Holdings Corp.(a)	2,712	39
Seattle Genetics, Inc.(a)	23,235	4,546
Second Sight Medical Products, Inc.(a)	2,094	2
Seelos Therapeutics, Inc.(a)	7,960	7
Select Medical Holdings Corp.(a)	12,566	262

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Selecta Biosciences, Inc.(a)	14,137	$35
Sellas Life Sciences Group, Inc.(a)	1,279	3
Seneca BioPharma, Inc.(a)	2,723	2
Senestech, Inc.(a)	541	1
Senseonics Holdings, Inc.(a)	26,504	10
Sensus Healthcare, Inc.(a)	1,942	5
Seres Therapeutics, Inc.(a)	6,414	182
Sesen Bio, Inc.(a)	17,137	24
Shockwave Medical, Inc.(a)	3,837	291
SI-BONE, Inc.(a)	3,595	85
Sientra, Inc.(a)(b)	7,118	24
Sierra Oncology, Inc.(a)	976	10
SIGA Technologies, Inc.(a)	7,079	49
Silk Road Medical, Inc.(a)	5,032	338
Simulations Plus, Inc.	2,091	158
SiNtx Technologies, Inc.(a)	3,823	7
SmileDirectClub, Inc.(a)	9,194	107
Soleno Therapeutics, Inc.(a)	9,237	23
Solid Biosciences, Inc.(a)	4,397	9
Soliton, Inc.(a)	1,921	15
Sonoma Pharmaceuticals, Inc.(a)	306	3
Spectrum Pharmaceuticals, Inc.(a)	20,387	83
Spero Therapeutics, Inc.(a)	3,405	38
Spring Bank Pharmaceuticals, Inc.(a)	2,604	3
SpringWorks Therapeutics, Inc.(a)	2,598	124
STAAR Surgical Co.(a)	6,845	387
Stereotaxis, Inc.(a)	10,714	38
Stoke Therapeutics, Inc.(a)	2,643	89
Strata Skin Sciences, Inc.(a)	3,434	5
Streamline Health Solutions, Inc.(a)	4,669	7
Strongbridge BioPharma PLC(a)	7,703	16
Sunesis Pharmaceuticals, Inc.(a)	2,791	3
SunLink Health Systems, Inc.(a)	659	1
Supernus Pharmaceuticals, Inc.(a)	7,116	148
Surface Oncology, Inc.(a)	4,440	31
Surgalign Holdings, Inc.(a)	9,056	16
Surgery Partners, Inc.(a)	3,857	84
Surmodics, Inc.(a)	1,843	72
Sutro Biopharma, Inc.(a)	4,049	41
Syndax Pharmaceuticals, Inc.(a)	5,270	78
Syneos Health, Inc.(a)	8,952	476
Synlogic, Inc.(a)	3,313	7
Synthetic Biologics, Inc.(a)	2,997	1
Syros Pharmaceuticals, Inc.(a)	3,928	35
T2 Biosystems, Inc.(a)(b)	22,579	31
Tabula Rasa Healthcare, Inc.(a)(b)	2,775	113
Tactile Systems Technology, Inc.(a)	2,223	81
Tandem Diabetes Care, Inc.(a)	8,907	1,010
TCR2 Therapeutics, Inc.(a)	2,491	51
Tela Bio, Inc.(a)	1,672	28
Teladoc Health, Inc.(a)(b)	12,009	2,633
Teligent, Inc.(a)(b)	539	—	(c)
Tenet Healthcare Corp.(a)	15,078	370
TFF Pharmaceuticals, Inc.(a)	2,630	49
The Ensign Group, Inc.	7,436	424
The Joint Corp.(a)	2,094	36
The Pennant Group, Inc.(a)	2,891	111
The Providence Service Corp.(a)	1,831	170
TherapeuticsMD, Inc.(a)(b)	34,198	54
Thermogenesis Holdings, Inc.(a)	694	2
Tilray, Inc. Class 2(a)(b)	1,618	8
Timber Pharmaceuticals, Inc.(a)(b)	1,875	2

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Tivity Health, Inc.(a)	4,787	$67
Tonix Pharmaceuticals Holding Corp.(a)	20,711	17
Tracon Pharmaceuticals, Inc.(a)	2,033	11
TransEnterix, Inc.(a)	14,608	5
Translate Bio, Inc.(a)(b)	8,145	111
TransMedics Group, Inc.(a)	3,454	48
Trevena, Inc.(a)(b)	23,206	69
Trevi Therapeutics, Inc.(a)	783	3
Tricida, Inc.(a)	5,888	53
Turning Point Therapeutics, Inc.(a)	5,565	486
Twist Bioscience Corp.(a)	5,681	432
Tyme Technologies, Inc.(a)	9,683	9
U.S. Physical Therapy, Inc.	1,287	112
Ultragenyx Pharmaceutical, Inc.(a)	4,720	388
United Therapeutics Corp.(a)	6,002	606
UNITY Biotechnology, Inc.(a)	4,137	14
Unum Therapeutics, Inc.(a)	3,915	9
UroGen Pharma Ltd.(a)(b)	2,416	46
Urovant Sciences Ltd.(a)	942	9
Utah Medical Products, Inc.	383	31
Vaccinex, Inc.(a)	2,705	5
Vanda Pharmaceuticals, Inc.(a)	6,864	66
Vapotherm, Inc.(a)	3,578	104
Varex Imaging Corp.(a)	4,657	59
Vaxart, Inc.(a)(b)	16,840	112
Vaxcyte, Inc.(a)	2,996	148
Veeva Systems, Inc. Class A(a)	15,516	4,364
Venus Concept, Inc.(a)	2,437	6
Veracyte, Inc.(a)	6,567	213
Verastem, Inc.(a)(b)	25,335	31
Vericel Corp.(a)	5,684	105
Verrica Pharmaceuticals, Inc.(a)	1,642	13
Viela Bio, Inc.(a)(b)	2,523	71
Viemed Healthcare, Inc.(a)	5,531	48
Viking Therapeutics, Inc.(a)	9,948	58
Vir Biotechnology, Inc.(a)	9,898	340
Viveve Medical, Inc.(a)	2,327	1
Vocera Communications, Inc.(a)	3,192	93
Voyager Therapeutics, Inc.(a)	3,511	37
vTv Therapeutics, Inc. Class A(a)	1,243	2
VYNE Therapeutics, Inc.(a)	22,927	38
X4 Pharmaceuticals, Inc.(a)	2,161	15
XBiotech, Inc.(a)	2,305	44
Xencor, Inc.(a)	4,733	184
Xeris Pharmaceuticals, Inc.(a)(b)	6,549	39
XOMA Corp.(a)	1,682	32
Xtant Medical Holdings, Inc.(a)	2,019	2
Yield10 Bioscience, Inc.(a)	301	2
Y-mAbs Therapeutics, Inc.(a)	3,945	151
Zentalis Pharmaceuticals, Inc.(a)(b)	3,307	108
ZIOPHARM Oncology, Inc.(a)(b)(d)	27,577	69
Zogenix, Inc.(a)	7,405	133
Zomedica Pharmaceuticals Corp.(a)(b)	83,394	9
Zosano Pharma Corp.(a)	12,542	20
Zynerba Pharmaceuticals, Inc.(a)	4,419	15
		118,432
Industrials (12.7%):
AAON, Inc.	5,069	305
AAR Corp.	4,827	91
ABM Industries, Inc.	9,113	334
Acacia Research Corp.(a)	7,441	26

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
ACCO Brands Corp.	14,116	$82
Acme United Corp.	419	10
Acuity Brands, Inc.	5,420	555
ADT, Inc.	16,932	138
Advanced Disposal Services, Inc.(a)	9,811	297
Advanced Drainage Systems, Inc.	7,982	498
AECOM(a)	16,828	705
Aegion Corp.(a)	3,327	47
AeroCentury Corp.(a)	176	—	(c)
Aerojet Rocketdyne Holdings, Inc.(a)	9,374	374
AeroVironment, Inc.(a)	2,836	170
AGCO Corp.	9,168	681
AIkido Pharma, Inc.	4,941	3
Air Industries Group(a)	3,018	4
Air Lease Corp.	15,917	468
Air T, Inc.(a)	256	2
Air Transport Services Group, Inc.(a)	8,904	223
Alamo Group, Inc.	1,452	157
Albany International Corp.	3,492	173
Allegiant Travel Co.(b)	1,885	226
Allied Motion Technologies, Inc.	1,379	57
Allison Transmission Holdings, Inc.	14,217	500
Alta Equipment Group, Inc.(a)	2,580	20
Altra Industrial Motion Corp.	9,045	334
AMERCO, Inc.	1,434	510
Ameresco, Inc. Class A(a)	3,263	109
American Superconductor Corp.(a)	3,259	47
American Woodmark Corp.(a)	2,107	165
AMREP Corp.(a)	414	2
Apogee Enterprises, Inc.	3,269	70
Applied Energetics, Inc.(a)	29,678	11
Applied Industrial Technologies, Inc.	4,924	271
Applied UV, Inc.(a)	162	1
Aqua Metals, Inc.(a)(b)	8,719	8
ARC Document Solutions, Inc.	5,854	5
ArcBest Corp.	3,277	102
Arcosa, Inc.	6,608	291
Argan, Inc.	2,339	98
Armstrong Flooring, Inc.(a)	2,987	10
Armstrong World Industries, Inc.	5,174	356
Art's-Way Manufacturing Co., Inc.(a)	366	1
ASGN, Inc.(a)	6,760	430
Astec Industries, Inc.	3,090	168
Astronics Corp.(a)(d)	3,129	24
Astrotech Corp.(a)	823	1
Atkore International Group, Inc.(a)	6,387	145
Atlas Air Worldwide Holdings, Inc.(a)	3,324	202
Avalon Holdings Corp. Class A(a)	301	1
Avis Budget Group, Inc.(a)(d)	9,303	245
Axon Enterprise, Inc.(a)	8,476	769
AZZ, Inc.	3,248	111
Babcock & Wilcox Enterprises, Inc.(a)	3,763	9
Barnes Group, Inc.	5,865	210
Barrett Business Services, Inc.	1,044	55
Beacon Roofing Supply, Inc.(a)	7,336	228
BioHiTech Global, Inc.(a)	3,195	5
Bloom Energy Corp. Class A(a)	2,740	49
BlueLinx Holdings, Inc.(a)	1,414	30
BMC Stock Holdings, Inc.(a)	10,023	429
Brady Corp. Class A	5,451	218
Brightview Holdings, Inc.(a)	6,670	76
Broadwind Energy, Inc.(a)	2,276	7

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Builders FirstSource, Inc.(a)	17,257	$563
BWX Technologies, Inc.	10,900	614
CAI International, Inc.	2,260	62
Capstone Turbine Corp.(a)	1,752	8
Carlisle Cos., Inc.	7,029	861
Casella Waste Systems, Inc.(a)	6,151	344
CBIZ, Inc.(a)	8,171	187
CECO Environmental Corp.(a)	4,289	31
Charah Solutions, Inc.(a)	1,621	5
Chart Industries, Inc.(a)	4,979	350
Chicago Rivet & Machine Co.	125	3
CIRCOR International, Inc.(a)	2,543	70
Civeo Corp.(a)	20,338	14
Clean Harbors, Inc.(a)	7,606	426
Colfax Corp.(a)	10,163	319
Columbus McKinnon Corp.	3,254	108
Comfort Systems USA, Inc.	4,930	254
Commercial Vehicle Group, Inc.(a)	4,879	32
Construction Partners, Inc. Class A(a)	1,811	33
Cornerstone Building Brands, Inc.(a)	7,358	59
CoStar Group, Inc.(a)(d)	5,508	4,675
Covanta Holding Corp.	18,673	145
Covenant Logistics Group, Inc. Class A(a)	1,852	32
CPI Aerostructures, Inc.(a)	1,737	5
CRA International, Inc.	1,007	38
Crane Co.	7,379	370
CSW Industrials, Inc.	2,059	159
Cubic Corp.	3,636	212
Curtiss-Wright Corp.	5,948	555
Daseke, Inc.(a)	7,203	39
Deluxe Corp.	5,589	144
DLH Holdings Corp.(a)	1,748	13
DMC Global, Inc.	1,596	53
Document Security Systems, Inc.(a)	658	3
Donaldson Co., Inc.	16,642	772
Douglas Dynamics, Inc.	2,689	92
DPW Holdings, Inc.(a)	1,477	3
Ducommun, Inc.(a)	1,746	57
Dun & Bradstreet Holdings, Inc.(a)	12,770	328
DXP Enterprise, Inc.(a)	2,233	36
Dycom Industries, Inc.(a)	3,999	211
Eagle Bulk Shipping, Inc.(a)(b)	1,065	17
Echo Global Logistics, Inc.(a)	3,596	93
EMCOR Group, Inc.	7,333	497
Encore Wire Corp.	2,821	131
Energous Corp.(a)	6,088	18
Energy Focus, Inc.(a)(b)	468	3
Energy Recovery, Inc.(a)	7,081	58
Enerpac Tool Group Corp.(a)	6,842	129
EnerSys	6,077	408
Ennis, Inc.(d)	3,814	67
Enphase Energy, Inc.(a)	17,227	1,423
EnPro Industries, Inc.	2,805	158
ESCO Technologies, Inc.	3,105	250
Espey Manufacturing & Electronics Corp.	343	7
EVI Industries, Inc.(a)	606	16
Evoqua Water Technologies Corp.(a)	13,601	289
Exponent, Inc.	7,057	508
Federal Signal Corp.	8,262	242
Fluor Corp.	17,381	153
Forrester Research, Inc.(a)	1,532	50
Forward Air Corp.	3,826	220

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Foundation Building Materials, Inc.(a)	3,160	$50
Franklin Covey Co.(a)	2,052	36
Franklin Electric Co., Inc.	4,919	289
FreightCar America, Inc.(a)	1,990	5
FTI Consulting, Inc.(a)	4,480	475
Fuel Tech, Inc.(a)	2,631	2
FuelCell Energy, Inc.(a)(b)	33,488	72
Gates Industrial Corp. PLC(a)	6,933	77
GATX Corp.	4,007	255
GEE Group, Inc.(a)	2,191	2
Gencor Industries, Inc.(a)	1,463	16
Gibraltar Industries, Inc.(a)	4,073	265
Giga-tronics, Inc.(a)	317	1
GMS, Inc.(a)	5,842	141
Graco, Inc.	24,382	1,495
GrafTech International Ltd.	10,619	73
Graham Corp.	1,490	19
Granite Construction, Inc.	5,052	89
Great Lakes Dredge & Dock Corp.(a)	9,085	86
Griffon Corp.	6,604	129
H&E Equipment Services, Inc.	4,911	97
Harsco Corp.(a)	10,787	150
Hawaiian Holdings, Inc.	6,288	81
HC2 Holdings, Inc.(a)(b)	5,358	13
HD Supply Holdings, Inc.(a)	20,859	861
Healthcare Services Group	9,938	214
Heartland Express, Inc.	6,857	128
HEICO Corp. Class A	10,297	912
Heidrick & Struggles International, Inc.	2,645	52
Helios Technologies, Inc.	3,877	141
Herc Holdings, Inc.(a)	4,357	173
Heritage-Crystal Clean, Inc.(a)	2,405	32
Herman Miller, Inc.	8,423	254
Hertz Global Holdings, Inc.(a)(b)	23,094	26
Hexcel Corp.	11,018	370
Hillenbrand, Inc.	9,266	263
HNI Corp.	5,223	164
Houston Wire & Cable Co.(a)	2,211	6
Hub Group, Inc. Class A(a)	4,184	210
Hubbell, Inc.	7,931	1,085
Hudson Global, Inc.(a)	358	3
Hudson Technologies, Inc.(a)	4,952	6
Hurco Cos., Inc.	1,001	28
Huron Consulting Group, Inc.(a)	3,091	122
Hyster-Yale Materials Handling, Inc.	1,625	60
IAA, Inc.(a)	20,016	1,041
IBEX Ltd.(a)	759	12
ICF International, Inc.	2,787	171
Ideal Power, Inc.(a)	391	2
IES Holdings, Inc. Class A(a)	3,347	106
Infrastructure And Energy Alternatives, Inc. Class A(a)	3,430	20
InnerWorkings, Inc.(a)	6,133	18
Innovative Solutions & Support, Inc.	1,701	12
Insperity, Inc.	5,244	343
Insteel Industries, Inc.	2,450	46
Interface, Inc.	7,447	46
ITT, Inc.	10,851	641
JanOne, Inc.(a)	203	1
JELD-WEN Holding, Inc.(a)	9,752	220
JetBlue Airways Corp.(a)	34,214	388
Jewett-Cameron Trading Co. Ltd.(a)	309	2
John Bean Technologies Corp.	3,935	362

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Kadant, Inc.	1,609	$176
Kaman Corp.	3,783	147
KAR Auction Services, Inc.	18,489	266
Kelly Services, Inc. Class A	4,311	73
Kennametal, Inc.	10,942	317
Kforce, Inc.	3,245	104
Kimball International, Inc. Class B	5,232	55
Kirby Corp.(a)	6,873	249
Knight-Swift Transportation Holdings, Inc.	17,317	705
Knoll, Inc.	5,724	69
Korn Ferry	7,692	223
Kratos Defense & Security Solutions, Inc.(a)	16,973	327
Landstar System, Inc.	5,126	643
Lawson Products, Inc.(a)	472	19
LB Foster Co. Class A(a)	1,605	22
Lennox International, Inc.	5,108	1,393
Limbach Holdings, Inc.(a)	840	9
Lincoln Electric Holdings, Inc.	8,022	738
Lindsay Corp.	1,275	123
LSI Industries, Inc.	3,331	22
Lydall, Inc.(a)	2,429	40
Lyft, Inc. Class A(a)(b)	5,457	150
Manitex International, Inc.(a)	2,325	10
ManpowerGroup, Inc.	7,939	582
Marten Transport Ltd.	8,147	133
MasTec, Inc.(a)	7,275	307
Mastech Digital, Inc.(a)	525	9
Matson, Inc.	4,793	192
Matthews International Corp. Class A	4,274	96
Maxar Technologies, Inc.(b)	7,935	198
McGrath RentCorp	3,292	196
Mercury Systems, Inc.(a)	8,012	621
Meritor, Inc.(a)	8,965	188
Mesa Air Group, Inc.(a)	3,772	11
Miller Industries, Inc.	1,687	52
Mistras Group, Inc.(a)	2,961	12
Montrose Environmental Group, Inc.(a)	1,905	45
Moog, Inc. Class A	3,640	231
MRC Global, Inc.(a)	10,828	46
MSA Safety, Inc.	5,007	672
MSC Industrial Direct Co., Inc.	5,124	324
Mueller Industries, Inc.	7,764	210
Mueller Water Products, Inc. Class A	21,576	224
MYR Group, Inc.(a)	1,993	74
National Presto Industries, Inc.	704	58
Navistar International Corp.(a)	13,129	572
Nl Industries, Inc.	1,319	6
NN, Inc.(a)(b)	4,757	25
Nordson Corp.	7,977	1,529
Northwest Pipe Co.(a)	1,465	39
NOW, Inc.(a)	13,215	60
nVent Electric PLC	25,123	444
Ocean Power Technologies, Inc.(a)	2,961	3
Odyssey Marine Exploration, Inc.(a)(b)	1,813	12
Omega Flex, Inc.	336	53
Orion Energy Systems, Inc.(a)	4,138	31
Orion Group Holdings, Inc.(a)	4,438	12
Oshkosh Corp.	7,903	581
Owens Corning, Inc.	15,626	1,075
PAE, Inc.(a)	9,803	83
PAM Transportation Services, Inc.(a)	294	11
Park Aerospace Corp.	2,786	30

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Park-Ohio Holdings Corp.	1,303	$21
Parsons Corp.(a)	15,692	526
Patrick Industries, Inc.	3,244	187
Patriot Transportation Holding, Inc.	237	2
Performant Financial Corp.(a)	4,435	4
Perma-Fix Environmental Services(a)	1,584	11
Perma-Pipe International Holdings, Inc.(a)	1,203	7
PGT Innovations, Inc.(a)	6,749	118
PICO Holdings, Inc.(a)	2,651	24
Pitney Bowes, Inc.	22,287	118
Plug Power, Inc.(a)	59,396	797
Polar Power, Inc.(a)	923	3
Powell Industries, Inc.	1,238	30
Preformed Line Products Co.	438	21
Primoris Services Corp.	6,596	119
Proto Labs, Inc.(a)	2,207	286
Quad/Graphics, Inc.	4,609	14
Quanex Building Products Corp.	4,432	82
Quest Resource Holding Corp.(a)	2,134	4
R.R. Donnelley & Sons Co.	10,215	15
Raven Industries, Inc.	4,900	105
RBC Bearings, Inc.(a)	3,268	396
RCM Technologies, Inc.(a)	1,439	2
Red Violet, Inc.(a)	1,197	22
Regal Beloit Corp.	5,225	490
Rekor Systems, Inc.(a)	3,975	23
Resideo Technologies, Inc.(a)	16,875	186
Resources Connection, Inc.	4,394	51
REV Group, Inc.	3,931	31
Rexnord Corp.	18,030	538
Rush Enterprises, Inc. Class A	3,761	190
Ryder System, Inc.	7,101	300
Saia, Inc.(a)	3,576	451
Schneider National, Inc. Class B	6,202	153
SG Blocks, Inc.(a)	1,270	2
Shiftpixy, Inc.(a)	619	2
SIFCO Industries, Inc.(a)	471	2
Simpson Manufacturing Co., Inc.	5,529	537
Sino-Global Shipping America Ltd.(a)	456	1
SiteOne Landscape Supply, Inc.(a)	4,913	599
SkyWest, Inc.	6,860	205
SP Plus Corp.(a)	3,451	62
Spirit AeroSystems Holdings, Inc. Class A	15,952	302
Spirit Airlines, Inc.(a)	12,264	197
SPX Corp.(a)	6,110	283
SPX Flow, Inc.(a)	4,721	202
Standex International Corp.	1,575	93
Steelcase, Inc. Class A	11,677	118
Stericycle, Inc.(a)	11,489	724
Sterling Construction Co., Inc.(a)	4,149	59
Sunrun, Inc.(a)	17,954	1,384
Sunworks, Inc.(a)	2,618	7
Systemax, Inc.	2,562	61
Taylor Devices, Inc.(a)	437	4
Team, Inc.(a)	3,117	17
Tennant Co.	2,261	136
Terex Corp.	9,254	179
Tetra Tech, Inc.	7,711	736
Textainer Group Holdings Ltd.(a)	7,881	112
The AZEK Co., Inc.(a)	5,163	180
The Brink's Co.	7,228	297
The Eastern Co.	882	17

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
The Exone Co.(a)	1,626	$20
The Goldfield Corp.(a)	3,197	14
The Gorman-Rupp Co.	3,237	95
The Greenbrier Cos., Inc.	4,107	121
The LS Starrett Co. Class A(a)	798	2
The Manitowoc Co., Inc.(a)	5,158	43
The Middleby Corp.(a)	6,189	555
The Shyft Group, Inc.	4,975	94
The Timken Co.	10,387	563
The Toro Co.	15,523	1,302
Thermon Group Holdings, Inc.(a)	3,955	44
Titan International, Inc.	8,911	26
Titan Machinery, Inc.(a)	2,580	34
TPI Composites, Inc.(a)	4,777	138
TransUnion	25,386	2,136
Trex Co., Inc.(a)	16,739	1,199
TriMas Corp.(a)	6,294	144
TriNet Group, Inc.(a)	6,740	400
Trinity Industries, Inc.	16,224	316
Triumph Group, Inc.	6,044	39
TrueBlue, Inc.(a)	4,931	76
Tutor Perini Corp.(a)	5,247	58
Twin Disc, Inc.(a)	1,595	8
U.S. Ecology, Inc.	4,409	144
Uber Technologies, Inc.(a)	242,404	8,842
UFP Industries, Inc.	8,363	473
Ultralife Corp.(a)	2,401	14
UniFirst Corp.	1,802	341
Univar Solutions, Inc.(a)	19,352	327
Universal Logistics Holdings, Inc.	1,199	25
Upwork, Inc.(a)	14,724	257
USA Truck, Inc.(a)	1,031	10
Valmont Industries, Inc.	3,125	388
Vectrus, Inc.(a)	1,404	53
Veritiv Corp.(a)	1,794	23
Viad Corp.	2,790	58
Vicor Corp.(a)	2,602	202
Virco Manufacturing Corp.(a)	2,049	4
VirTra, Inc.(a)	1,234	5
Vivint Solar, Inc.(a)	8,805	373
VSE Corp.	1,107	34
Wabash National Corp.	7,151	86
Watsco, Inc.	4,032	940
Watts Water Technologies, Inc. Class A	2,999	300
Welbilt, Inc.(a)	17,323	107
Werner Enterprises, Inc.	5,163	217
WESCO International, Inc.(a)	6,524	287
Wilhelmina International, Inc.(a)	525	2
Willdan Group, Inc.(a)	1,804	46
Williams Industrial Services Group, Inc.(a)	3,342	6
Willis Lease Finance Corp.(a)	361	7
WillScot Mobile Mini Holdings Corp.(a)	20,274	338
Woodward, Inc.	7,637	612
XPO Logistics, Inc.(a)	13,358	1,131
YRC Worldwide, Inc.(a)	6,777	27
		91,308
Information Technology (19.3%):
2U, Inc.(a)(b)	9,733	330
3d Systems Corp.(a)(b)	15,404	76
8x8, Inc.(a)	12,261	191
A10 Networks, Inc.(a)	8,917	57

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Acacia Communications, Inc.(a)	5,949	$401
ACI Worldwide, Inc.(a)	14,987	392
ACM Research, Inc. Class A(a)	344	24
ADDvantage Technologies Group, Inc.(a)	1,031	2
ADTRAN, Inc.	6,480	66
Advanced Energy Industries, Inc.(a)	5,241	330
Aehr Test Systems(a)	3,703	5
Agilysys, Inc.(a)	3,300	80
Airgain, Inc.(a)(b)	1,427	19
Akoustis Technologies, Inc.(a)(b)	5,568	45
Alarm.com Holdings, Inc.(a)	5,372	297
Alliance Data Systems Corp.	7,054	296
Alpha & Omega Semiconductor Ltd.(a)	3,098	40
Altair Engineering, Inc. Class A(a)	2,092	88
Alteryx, Inc. Class A(a)(b)	2,315	263
Ambarella, Inc.(a)	5,079	265
American Software, Inc. Class A	2,938	41
Amkor Technology, Inc.(a)	19,185	215
Amtech Systems, Inc.(a)	1,720	8
Anaplan, Inc.(a)	18,585	1,163
Andrea Electronics Corp.(a)	9,957	—	(c)
Appfolio, Inc. Class A(a)	2,072	294
Appian Corp.(a)(b)	1,777	115
Applied DNA Sciences, Inc.(a)	695	5
Applied Optoelectronics, Inc.(a)	3,186	36
Arlo Technologies, Inc.(a)	9,813	52
Arrow Electronics, Inc.(a)	11,230	883
Aspen Technology, Inc.(a)	9,043	1,145
AstroNova, Inc.	1,013	8
Asure Software, Inc.(a)(b)	2,117	16
Atomera, Inc.(a)(b)	2,774	29
Avalara, Inc.(a)	11,943	1,521
Avaya Holdings Corp.(a)	10,817	164
Aviat Networks, Inc.(a)	609	13
Avid Technology, Inc.(a)	4,403	38
Avnet, Inc.	14,289	369
Aware, Inc.(a)	2,051	6
Axcelis Technologies, Inc.(a)	4,150	91
AXT, Inc.(a)	6,127	37
Badger Meter, Inc.	3,750	245
Bel Fuse, Inc. Class B	1,397	15
Belden, Inc.	5,733	178
Benchmark Electronics, Inc.	4,984	100
Benefitfocus, Inc.(a)	4,309	48
BigCommerce Holdings, Inc.(a)(b)	1,465	122
Bill.com Holdings, Inc.(a)	9,050	908
BK Technologies Corp.	1,509	4
Black Knight, Inc.(a)	16,478	1,434
Blackbaud, Inc.	5,833	326
Blackline, Inc.(a)	7,055	632
Booz Allen Hamilton Holdings Corp.	18,183	1,509
Bottomline Technologies de, Inc.(a)	5,470	231
Box, Inc. Class A(a)	23,123	401
Boxlight Corp. Class A(a)	6,375	10
Bridgeline Digital, Inc.(a)	695	1
Brightcove, Inc.(a)	5,389	55
Brooks Automation, Inc.	9,498	439
BSQUARE Corp.(a)	1,966	3
Cabot Microelectronics Corp.	4,111	587
CACI International, Inc. Class A(a)	3,671	783
CalAmp Corp.(a)	4,262	31
Calix, Inc.(a)	8,202	146

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Cambium Networks Corp.(a)	1,021	$17
Cardtronics PLC Class A(a)	5,799	115
Casa Systems, Inc.(a)	6,211	25
Cass Information Systems, Inc.	1,696	68
CCUR Holdings, Inc.	858	3
CDK Global, Inc.	16,423	716
Cemtrex, Inc.(a)	2,449	3
Cerence, Inc.(a)	5,487	268
Ceridian HCM Holding, Inc.(a)	13,322	1,101
CEVA, Inc.(a)	3,030	119
ChannelAdvisor Corp.(a)	4,241	61
Ciena Corp.(a)	22,471	892
Cirrus Logic, Inc.(a)	7,147	482
Clearfield, Inc.(a)	1,822	37
ClearOne, Inc.(a)	805	2
ClearSign Technologies Corp.(a)	3,502	8
Cloudera, Inc.(a)	40,385	440
Cloudflare, Inc. Class A(a)	5,833	240
Coda Octopus Group, Inc.(a)(b)	735	4
Cognex Corp.	23,658	1,540
Coherent, Inc.(a)	3,548	394
Cohu, Inc.	5,325	91
CommScope Holding Co., Inc.(a)	24,717	222
Communications Systems, Inc.	1,190	5
CommVault Systems, Inc.(a)	6,637	271
Computer Task Group, Inc.(a)	2,219	11
Comtech Telecommunications Corp.	3,185	45
Conduent, Inc.(a)	31,599	100
CoreLogic, Inc.	11,621	786
Cornerstone OnDemand, Inc.(a)	9,614	350
Coupa Software, Inc.(a)	9,276	2,544
CPI Card Group, Inc.(a)	749	1
Cree, Inc.(a)	12,903	822
Crowdstrike Holdings, Inc. Class A(a)	3,140	431
CSG Systems International, Inc.	4,471	183
CSP, Inc.	537	5
CTS Corp.	3,848	85
CVD Equipment Corp.(a)	918	3
Cyberoptics Corp.(a)	1,084	35
Daktronics, Inc.	5,391	21
Data I/O Corp.(a)	1,334	4
Datadog, Inc. Class A(a)	3,858	394
Dell Technologies, Inc. Class C(a)	33,238	2,250
Diebold Nixdorf, Inc.(a)	10,125	77
Digi International, Inc.(a)	3,555	56
Digimarc Corp.(a)	1,771	40
Digital Ally, Inc.(a)	4,015	9
Diodes, Inc.(a)	6,097	344
DocuSign, Inc.(a)	26,256	5,650
Dolby Laboratories, Inc. Class A	8,795	583
Domo, Inc. Class B(a)(b)	1,512	58
Dropbox, Inc. Class A(a)	5,915	114
DSP Group, Inc.(a)	3,215	42
Duck Creek Technologies, Inc.(a)	2,450	111
Dynatrace, Inc.(a)	26,361	1,081
DZS, Inc.(a)	1,921	18
Eastman Kodak Co.(a)(b)	8,061	71
Ebix, Inc.	2,801	58
EchoStar Corp. Class A(a)	7,167	178
eGain Corp.(a)	3,513	50
eMagin Corp.(a)	9,426	12
EMCORE Corp.(a)	3,974	13

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Endurance International Group Holdings, Inc.(a)	11,634	$67
Entegris, Inc.	18,432	1,371
Envestnet, Inc.(a)	7,950	613
EPAM Systems, Inc.(a)	8,435	2,727
ePlus, Inc.(a)	1,724	126
Euronet Worldwide, Inc.(a)	7,813	712
Everbridge, Inc.(a)	4,674	588
Everi Holdings, Inc.(a)	11,818	97
Everspin Technologies, Inc.(a)	2,139	12
Evo Payments, Inc. Class A(a)	2,355	59
Evolving Systems, Inc.(a)	1,318	2
Exela Technologies, Inc.(a)(b)	13,132	5
ExlService Holdings, Inc.(a)	4,347	287
Extreme Networks, Inc.(a)	17,143	69
Fair Isaac Corp.(a)	4,196	1,785
FARO Technologies, Inc.(a)	2,290	140
Fastly, Inc. Class A(a)	1,840	172
Fireeye, Inc.(a)	33,342	412
First Solar, Inc.(a)	11,118	736
Fitbit, Inc. Class A(a)	30,873	215
Five9, Inc.(a)	9,036	1,172
FormFactor, Inc.(a)	9,800	244
Frequency Electronics, Inc.(a)	844	9
Genasys, Inc.(a)	4,952	30
Genpact Ltd.	24,565	957
GoDaddy, Inc. Class A(a)	9,878	750
GreenSky, Inc. Class A(a)	6,378	28
GSE Systems, Inc.(a)	2,843	3
GSI Technology, Inc.(a)	3,115	18
Guidewire Software, Inc.(a)	12,562	1,310
Harmonic, Inc.(a)	10,842	60
HubSpot, Inc.(a)	6,013	1,757
I3 Verticals, Inc. Class A(a)	1,048	26
Ichor Holdings Ltd.(a)	2,955	64
Identiv, Inc.(a)	2,503	16
IEC Electronics Corp.(a)	1,560	13
II-VI, Inc.(a)	13,514	548
Image Sensing Systems, Inc.(a)	568	2
Immersion Corp.(a)	3,806	27
Impinj, Inc.(a)(b)	2,689	71
Infinera Corp.(a)	23,831	147
Information Services Group, Inc.(a)	5,579	12
Innodata, Inc.(a)	3,422	11
Inphi Corp.(a)	7,760	872
Inpixon(a)(b)	6,652	7
Inseego Corp.(a)(b)	10,163	105
Insight Enterprises, Inc.(a)	4,015	227
Intellicheck, Inc.(a)	2,302	15
Intelligent Systems Corp.(a)	894	35
InterDigital, Inc.	4,408	252
inTEST Corp.(a)	1,411	6
Intevac, Inc.(a)	2,743	15
Inuvo, Inc.(a)	13,026	5
Issuer Direct Corp.(a)	391	8
Iteris, Inc.(a)	5,336	22
Itron, Inc.(a)	5,258	319
J2 Global, Inc.(a)	6,735	466
Jabil, Inc.	16,516	566
Jamf Holding Corp.(a)	2,777	104
KBR, Inc.	20,368	455
Key Tronic Corp.(a)	1,385	14
Kimball Electronics, Inc.(a)	3,734	43

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Knowles Corp.(a)	11,946	$178
Kopin Corp.(a)	11,480	16
Kulicke & Soffa Industries, Inc.	8,847	198
KVH Industries, Inc.(a)	2,217	20
Lantronix, Inc.(a)	2,845	14
Lattice Semiconductor Corp.(a)	16,993	492
LightPath Technologies, Inc. Class A(a)	3,741	9
Limelight Networks, Inc.(a)	18,242	105
Littelfuse, Inc.	3,289	583
LivePerson, Inc.(a)	7,469	388
LiveRamp Holdings, Inc.(a)	7,749	401
Lumentum Holdings, Inc.(a)	10,998	826
Luna Innovations, Inc.(a)	4,357	26
MACOM Technology Solutions Holdings, Inc.(a)	6,911	235
Manhattan Associates, Inc.(a)	7,674	733
ManTech International Corp. Class A	3,590	247
Marin Software, Inc.(a)	842	1
Marvell Technology Group Ltd.	78,838	3,130
MAXIMUS, Inc.	8,675	593
MaxLinear, Inc.(a)	8,136	189
Medallia, Inc.(a)	13,910	381
Mesa Laboratories, Inc.	593	151
Methode Electronics, Inc.	4,832	138
MicroStrategy, Inc.(a)	1,171	176
MicroVision, Inc.(a)	22,869	45
Mitek Systems, Inc.(a)	6,235	79
MKS Instruments, Inc.	7,449	814
MobileIron, Inc.(a)	13,750	96
Model N, Inc.(a)	4,668	165
MoneyGram International, Inc.(a)(b)	8,589	24
MongoDB, Inc.(a)	281	65
Monolithic Power Systems, Inc.	6,568	1,837
MoSys, Inc.(a)	512	1
MTS Systems Corp.	2,635	50
Napco Security Technologies, Inc.(a)	1,926	45
National Instruments Corp.	14,835	530
nCino, Inc.(a)(b)	1,283	102
NCR Corp.(a)	18,779	416
NeoPhotonics Corp.(a)	6,776	41
Net Element, Inc.(a)	673	6
NETGEAR, Inc.(a)	4,088	126
Netlist, Inc.(a)	29,147	19
NetScout Systems, Inc.(a)	9,790	214
NetSol Technologies, Inc.(a)	1,800	5
New Relic, Inc.(a)	7,087	399
NIC, Inc.	9,163	181
nLight, Inc.(a)	4,758	112
Novanta, Inc.(a)	4,862	512
Nuance Communications, Inc.(a)	42,186	1,400
Nutanix, Inc. Class A(a)	13,959	310
NVE Corp.	539	26
NXT-ID, Inc.(a)	4,786	2
Okta, Inc.(a)	5,497	1,176
ON Semiconductor Corp.(a)	60,738	1,318
One Stop Systems, Inc.(a)	1,666	3
OneSpan, Inc.(a)	4,489	94
Onto Innovation, Inc.(a)	6,673	199
Optical Cable Corp.(a)	922	3
Orbital Energy Group, Inc.(a)	3,917	2
OSI Systems, Inc.(a)	2,471	192
PagerDuty, Inc.(a)	9,092	246
Palo Alto Networks, Inc.(a)(d)	14,108	3,453

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
PAR Technology Corp.(a)(b)	2,380	$96
ParkerVision, Inc.(a)	8,079	3
Paylocity Holding Corp.(a)(b)	4,961	801
Paysign, Inc.(a)(b)	5,041	29
PC Connection, Inc.	1,536	63
PC-Telephone, Inc.	2,490	14
PDF Solutions, Inc.(a)	3,367	63
Pegasystems, Inc.	5,752	696
Perceptron, Inc.(a)	1,469	10
Perficient, Inc.(a)	4,545	194
Perspecta, Inc.	20,189	393
PFSweb, Inc.(a)	2,632	18
Photronics, Inc.(a)	8,450	84
Ping Identity Holding Corp.(a)	4,230	132
Pixelworks, Inc.(a)	5,524	11
Plantronics, Inc.	4,274	51
Plexus Corp.(a)	3,672	259
Pluralsight, Inc. Class A(a)	3,674	63
Power Integrations, Inc.	8,172	453
Powerfleet, Inc.(a)	4,515	25
PRGX Global, Inc.(a)	3,492	17
Progress Software Corp.	6,157	226
Proofpoint, Inc.(a)	8,155	861
PROS Holdings, Inc.(a)	4,478	143
PTC, Inc.(a)	15,321	1,267
Pure Storage, Inc. Class A(a)	13,482	207
Q2 Holdings, Inc.(a)(b)	6,801	621
Qualys, Inc.(a)	4,804	471
Quicklogic Corp.(a)	1,653	5
Qumu Corp.(a)	1,848	9
Rackspace Technology, Inc.(a)(b)	5,379	104
Rambus, Inc.(a)	15,550	213
Rapid7, Inc.(a)	7,541	462
RealNetworks, Inc.(a)	3,102	4
RealPage, Inc.(a)	12,961	747
Research Frontiers, Inc.(a)	4,015	11
Resonant, Inc.(a)	8,049	19
RF Industries Ltd.	1,411	6
Ribbon Communications, Inc.(a)	18,921	73
Richardson Electronics Ltd.	1,511	6
Rimini Street, Inc.(a)	4,847	16
RingCentral, Inc. Class A(a)	10,684	2,934
Riot Blockchain, Inc.(a)	6,329	17
Rogers Corp.(a)	2,554	250
Rubicon Technology, Inc.(a)	333	3
Sabre Corp.	43,593	284
Sailpoint Technologies Holding, Inc.(a)	12,686	502
Sanmina Corp.(a)	9,264	251
ScanSource, Inc.(a)	3,104	62
Science Applications International Corp.	8,599	674
Seachange International, Inc.(a)	5,011	4
SecureWorks Corp. Class A(a)(b)	12,013	137
Semtech Corp.(a)	8,598	455
ServiceSource International, Inc.(a)	10,944	16
SharpSpring, Inc.(a)	1,617	18
Shift4 Payments, Inc. Class A(a)	2,482	120
ShotSpotter, Inc.(a)	1,326	41
SigmaTron International, Inc.(a)	562	2
Silicon Laboratories, Inc.(a)	5,152	504
Sitime Corp.(a)	1,223	103
Slack Technologies, Inc. Class A(a)	43,014	1,155
SMART Global Holdings, Inc.(a)	1,806	49

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Smartsheet, Inc. Class A(a)	2,110	$104
Smith Micro Software, Inc.(a)(b)	5,785	22
Socket Mobile, Inc.(a)	789	1
SolarWinds Corp.(a)	11,918	242
Sonim Technologies, Inc.(a)	7,127	6
Splunk, Inc.(a)	21,673	4,077
Sprout Social, Inc. Class A(a)	1,378	53
SPS Commerce, Inc.(a)	4,746	370
Square, Inc. Class A(a)	35,960	5,846
SS&C Technologies Holdings, Inc.	36,035	2,181
StarTek, Inc.(a)	1,922	10
Steel Connect, Inc.(a)	6,446	3
Summit Wireless Technologies, Inc.(a)	1,168	2
SunPower Corp.(a)(b)	12,978	162
Superconductor Technologies, Inc.(a)	436	1
Support.com, Inc.	2,397	4
SVMK, Inc.(a)	16,502	365
Switch, Inc. Class A(b)	764	12
Sykes Enterprises, Inc.(a)	5,157	176
Synacor, Inc.(a)	4,516	7
Synaptics, Inc.(a)	4,081	328
Synchronoss Technologies, Inc.(a)	5,453	16
SYNNEX Corp.	4,420	619
Telenav, Inc.(a)	5,164	19
Tenable Holdings, Inc.(a)	9,015	340
Teradata Corp.(a)	15,768	358
TESSCO Technologies, Inc.	984	5
The Hackett Group, Inc.	3,871	43
The Trade Desk, Inc. Class A(a)	4,534	2,352
TransAct Technologies, Inc.	1,201	6
Trimble, Inc.(a)	32,619	1,590
TTEC Holdings, Inc.	2,601	142
TTM Technologies, Inc.(a)	11,877	136
Twilio, Inc. Class A(a)	11,378	2,812
Ubiquiti, Inc.	1,216	203
Ultra Clean Holdings, Inc.(a)	5,456	117
Unisys Corp.(a)	7,514	80
Universal Display Corp.	6,066	1,097
Universal Security Instruments, Inc.(a)	298	1
Upland Software, Inc.(a)	3,832	144
Varonis Systems, Inc.(a)	4,364	504
Veeco Instruments, Inc.(a)	6,153	72
Verint Systems, Inc.(a)	9,540	460
Veritone, Inc.(a)(b)	3,072	28
Verra Mobility Corp.(a)	20,570	199
Vertex, Inc. Class A(a)	3,410	78
ViaSat, Inc.(a)	9,015	310
Viavi Solutions, Inc.(a)	31,216	366
VirnetX Holding Corp.	9,490	50
Virtusa Corp.(a)	3,655	180
Vishay Intertechnology, Inc.	16,098	251
Vishay Precision Group, Inc.(a)	1,856	47
Vislink Technologies, Inc.(a)(b)	2,561	3
VMware, Inc. Class A(a)(b)	12,023	1,727
Wayside Technology Group, Inc.	528	12
Westell Technologies, Inc. Class A(a)	1,559	2
WEX, Inc.(a)	5,959	828
WidePoint Corp.(a)	13,421	7
Wireless Telecom Group, Inc.(a)	3,098	4
Workday, Inc. Class A(a)	14,695	3,161
Workiva, Inc.(a)	4,024	224
Xperi Holding Corp.	16,210	186

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Yext, Inc.(a)	13,101	$199
Zendesk, Inc.(a)	15,598	1,605
Zix Corp.(a)	8,523	50
Zoom Video Communications, Inc. Class A(a)	3,618	1,701
Zscaler, Inc.(a)	11,828	1,664
Zuora, Inc. Class A(a)	2,068	21
		140,545
Materials (3.5%):
Advanced Emissions Solutions, Inc.	2,774	11
Advansix, Inc.(a)	3,565	46
Alcoa Corp.(a)	27,488	320
Allegheny Technologies, Inc.(a)	16,306	142
American Vanguard Corp.	3,551	47
Ampco-Pittsburgh Corp.(a)(f)	1,323	4
AptarGroup, Inc.	7,994	905
Arconic Corp.(a)	15,952	304
Ashland Global Holdings, Inc.	8,844	627
Avient Corp.	12,937	342
Axalta Coating Systems Ltd.(a)	33,674	747
Balchem Corp.	4,166	407
Berry Global Group, Inc.(a)	18,761	907
Boise Cascade Co.	4,861	194
Cabot Corp.	8,257	297
Carpenter Technology Corp.	6,839	124
Century Aluminum Co.(a)	6,970	50
Chase Corp.	1,096	105
Clearwater Paper Corp.(a)	2,055	78
Cleveland-Cliffs, Inc.(b)	54,577	350
Coeur Mining, Inc.(a)	36,036	266
Commercial Metals Co.	15,900	318
Compass Minerals International, Inc.	4,857	288
Core Molding Technologies, Inc.(a)	1,114	10
Crown Holdings, Inc.(a)	20,138	1,549
Eagle Materials, Inc.	6,108	527
Ferro Corp.(a)	10,591	131
Flotek Industries, Inc.(a)	10,655	29
Forterra, Inc.(a)	3,215	38
Friedman Industries, Inc.	1,125	7
Futurefuel Corp.	3,547	40
GCP Applied Technologies, Inc.(a)	10,441	219
General Moly, Inc.(a)	14,830	2
Golden Minerals Co.(a)(b)	17,022	7
Graphic Packaging Holding Co.	42,112	593
Greif, Inc. Class A	3,158	114
H.B. Fuller Co.	6,559	300
Hawkins, Inc.	1,271	59
Haynes International, Inc.	1,357	23
Hecla Mining Co.	78,178	397
Huntsman Corp.	33,320	740
Ingevity Corp.(a)	5,905	292
Innospec, Inc.	2,929	185
Intrepid Potash, Inc.(a)	1,374	12
Kaiser Aluminum Corp.	2,036	109
Koppers Holdings, Inc.(a)	2,710	57
Kraton Corp.(a)	4,357	78
Kronos Worldwide, Inc.	3,490	45
Livent Corp.(a)	17,205	154
Louisiana-Pacific Corp.	15,890	469
LSB Industries, Inc.(a)	3,262	5
Marrone Bio Innovations, Inc.(a)	19,709	24
Materion Corp.	2,747	143

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Mayville Engineering Co., Inc.(a)	1,723	$16
Minerals Technologies, Inc.	4,447	227
Myers Industries, Inc.	4,495	59
Nanophase Technologies Corp.(a)	2,970	2
Neenah, Inc.	2,084	78
NewMarket Corp.	1,060	363
Northern Technologies International Corp.	1,259	10
O-I Glass, Inc.	18,714	198
Olin Corp.	20,327	252
Olympic Steel, Inc.	1,339	15
P.H. Glatfelter Co.	6,065	84
Paramount Gold Nevada Corp.(a)	4,086	5
PQ Group Holdings, Inc.(a)	6,488	67
Quaker Chemical Corp.(b)	1,642	295
Ramaco Resources, Inc.(a)	1,761	6
Rare Element Resources Ltd.(a)	8,456	6
Rayonier Advanced Materials, Inc.(a)	8,157	26
Reliance Steel & Aluminum Co.	9,325	952
Royal Gold, Inc.	8,446	1,016
RPM International, Inc.	15,910	1,318
Ryerson Holding Corp.(a)	2,726	16
Schnitzer Steel Industries, Inc.	3,575	69
Schweitzer-Mauduit International, Inc.	3,587	109
Sensient Technologies Corp.	6,060	350
Silgan Holdings, Inc.	11,634	428
Silver Bull Resources, Inc.(a)	4,159	2
Solitario Zinc Corp.(a)	8,591	3
Sonoco Products Co.	14,361	733
Southern Copper Corp.	13,518	612
Steel Dynamics, Inc.	30,433	871
Stepan Co.	2,780	303
Summit Materials, Inc. Class A(a)	15,057	249
SunCoke Energy, Inc.	11,184	38
Synalloy Corp.(a)	1,324	7
The Chemours Co.	20,365	426
The Scotts Miracle-Gro Co.	5,496	840
Timberline Resources Corp.(a)	5,001	1
TimkenSteel Corp.(a)	5,155	18
Trecora Resources(a)	3,537	22
Tredegar Corp.	3,730	55
Trinseo SA	3,590	92
U.S. Antimony Corp.(a)	11,350	3
U.S. Concrete, Inc.(a)	2,280	66
U.S. Gold Corp.(a)	508	5
UFP Technologies, Inc.(a)	1,061	44
United States Lime & Minerals, Inc.	296	27
United States Steel Corp.	31,531	231
Universal Stainless & Alloy Products, Inc.(a)	1,320	7
Valhi, Inc.	405	5
Valvoline, Inc.	25,004	476
Verso Corp. Class A	4,604	36
Vista Gold Corp.(a)	15,420	17
W.R. Grace & Co.	9,891	399
Warrior Met Coal, Inc.	7,080	121
Westlake Chemical Corp.	5,684	359
Worthington Industries, Inc.	5,386	220
		25,492
Real Estate (7.8%):
Acadia Realty Trust	13,713	144
Agree Realty Corp.	7,276	463
Alexander & Baldwin, Inc.	9,891	111

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Alexander's, Inc.	430	$105
Alpine Income Property Trust, Inc.	972	15
American Assets Trust, Inc.	9,550	230
American Campus Communities, Inc.	21,880	764
American Finance Trust, Inc.	8,454	53
American Homes 4 Rent Class A	43,375	1,235
American Realty Investors, Inc.(a)	305	3
Americold Realty Trust	32,371	1,157
Apple Hospitality REIT, Inc.	35,487	341
Armada Hoffler Properties, Inc.	7,736	72
Ashford Hospitality Trust, Inc.(a)(b)	1,951	3
Bluerock Residential Growth REIT, Inc.	3,640	28
Braemar Hotels & Resorts, Inc.	4,531	11
Brandywine Realty Trust	27,116	280
Brixmor Property Group, Inc.	47,133	551
BRT Apartments Corp.	2,103	25
Camden Property Trust	15,483	1,378
CareTrust REIT, Inc.	12,784	227
CatchMark Timber Trust, Inc. Class A	7,209	64
CBL & Associates Properties, Inc.(a)(b)	25,916	4
Cedar Realty Trust, Inc.	14,201	12
Chatham Lodging Trust	7,466	57
CIM Commercial Trust Corp.	1,579	16
Clipper Realty, Inc.	2,577	16
Colony Capital, Inc.	72,821	199
Columbia Property Trust, Inc.	18,197	199
Community Healthcare Trust, Inc.	3,107	145
Condor Hospitality Trust, Inc.	916	2
CoreCivic, Inc.	16,926	135
CorEnergy Infrastructure Trust, Inc.	2,018	12
Corepoint Lodging, Inc.	7,951	43
CoreSite Realty Corp.	6,695	796
Corporate Office Properties Trust	17,834	423
Cousins Properties, Inc.	23,618	675
CTO Realty Growth, Inc.	629	28
CubeSmart	30,801	995
CyrusOne, Inc.	18,579	1,301
DiamondRock Hospitality Co.	31,718	161
Diversified Healthcare Trust	37,828	133
Douglas Emmett, Inc.	27,880	700
Easterly Government Properties, Inc.	12,668	284
EastGroup Properties, Inc.	6,252	809
Empire State Realty Trust, Inc.	17,033	104
EPR Properties	10,675	294
Equity Commonwealth	19,318	514
Equity LifeStyle Properties, Inc.	28,958	1,775
Essential Properties Realty Trust, Inc.	16,420	301
eXp World Holdings, Inc.(a)	5,230	211
Farmland Partners, Inc.(b)	3,576	24
Fathom Holdings, Inc.(a)	542	9
First Industrial Realty Trust, Inc.	20,222	805
Forestar Group, Inc.(a)	2,674	47
Four Corners Property Trust, Inc.	8,274	212
Franklin Street Properties Corp.	16,038	59
Front Yard Residential Corp.	7,564	66
FRP Holdings, Inc. Class A(a)	819	34
Gaming and Leisure Properties, Inc.	32,244	1,191
Getty Realty Corp.	5,331	139
Gladstone Commercial Corp.	5,035	85
Gladstone Land Corp.	2,906	44
Global Medical REIT, Inc.	6,764	91
Global Net Lease, Inc.	14,225	226

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Griffin Industrial Realty, Inc.	524	$28
Healthcare Realty Trust, Inc.	21,628	651
Healthcare Trust of America, Inc. Class A	34,743	903
Hersha Hospitality Trust	6,166	34
Highwoods Properties, Inc.	16,516	554
Hudson Pacific Properties, Inc.	22,673	497
Independence Realty Trust, Inc.	12,802	148
Industrial Logistics Properties Trust	10,366	227
Innovative Industrial Properties, Inc.	3,450	428
Investors Real Estate Trust	2,039	133
Invitation Homes, Inc.	89,111	2,495
iStar, Inc.	8,242	97
JBG SMITH Properties	18,291	489
Jernigan Capital, Inc.	2,922	50
Jones Lang LaSalle, Inc.	6,751	646
Kennedy-Wilson Holdings, Inc.	20,758	301
Kilroy Realty Corp.	15,930	828
Kite Realty Group Trust	13,388	155
Lamar Advertising Co. Class A	9,455	626
Lexington Realty Trust	33,440	349
Life Storage, Inc.	7,458	785
LTC Properties, Inc.	5,302	185
Mack Cali Realty Corp.	13,555	171
Marcus & Millichap, Inc.(a)	3,813	105
Maui Land & Pineapple Co., Inc.(a)	1,171	13
Medalist Diversified REIT, Inc.	574	1
Medical Properties Trust, Inc.	76,504	1,349
Monmouth Real Estate Investment Corp.	15,575	216
National Health Investors, Inc.	7,098	428
National Retail Properties, Inc.	23,450	809
National Storage Affiliates Trust	10,170	333
NETSTREIT Corp.	1,969	36
New Senior Investment Group, Inc.	11,482	46
New York City REIT, Inc. Class A(a)	507	6
Newmark Group, Inc. Class A	23,937	103
NexPoint Residential Trust, Inc.	3,592	159
Office Properties Income Trust	7,667	159
Omega Healthcare Investors, Inc.	36,082	1,080
One Liberty Properties, Inc.	2,779	45
Outfront Media, Inc.	21,350	311
Paramount Group, Inc.	27,851	197
Park Hotels & Resorts, Inc.	33,709	337
Pebblebrook Hotel Trust	20,804	261
Pennsylvania Real Estate Invesment Trust(b)	11,625	6
Physicians Realty Trust	29,449	527
Piedmont Office Realty Trust, Inc. Class A	17,430	237
Plymouth Industrial REIT, Inc.	3,482	43
Postal Realty Trust, Inc. Class A	1,398	21
PotlatchDeltic Corp.	8,929	376
Power REIT(a)	207	4
Preferred Apartment Communities, Inc. Class A	7,415	40
PS Business Parks, Inc.	3,234	396
QTS Realty Trust, Inc. Class A(b)	5,957	375
Rafael Holdings, Inc. Class B(a)	1,709	26
Rayonier, Inc.	15,191	402
RE/MAX Holdings, Inc.	1,901	62
Redfin Corp.(a)	15,814	790
Retail Opportunity Investments Corp.	18,747	195
Retail Properties of America, Inc.	34,060	198
Retail Value, Inc.	2,584	32
Rexford Industrial Realty, Inc.	18,301	837
RLJ Lodging Trust	26,245	227

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
RPT Realty	12,868	$70
Ryman Hospitality Properties, Inc.	8,740	322
Sabra Health Care REIT, Inc.	32,679	450
Safehold, Inc.	2,357	146
Saul Centers, Inc.	2,066	55
Seritage Growth Properties Class A(a)(b)	2,827	38
Service Properties Trust	26,167	208
SITE Centers Corp.	25,491	184
Sotherly Hotels, Inc.	2,152	4
Spirit Realty Capital, Inc.	14,743	498
STAG Industrial, Inc.	23,709	723
STORE Capital Corp.	30,218	829
Summit Hotel Properties, Inc.	16,803	87
Sun Communities, Inc.	15,622	2,197
Sunstone Hotel Investors, Inc.	34,280	272
Tanger Factory Outlet Centers, Inc.(b)	14,859	90
Taubman Centers, Inc.	9,222	307
Tejon Ranch Co.(a)	3,961	56
Terreno Realty Corp.	10,318	565
The GEO Group, Inc.	19,289	219
The Howard Hughes Corp.(a)	7,164	413
The InterGroup Corp.(a)	141	4
The Macerich Co.(b)	16,464	112
The RMR Group, Inc. Class A	1,146	31
The St. Joe Co.(a)	3,276	68
UMH Properties, Inc.	5,784	78
Uniti Group, Inc.	24,693	260
Universal Health Realty Income Trust	2,058	117
Urban Edge Properties	18,553	180
Urstadt Biddle Properties, Inc. Class A	6,306	58
VEREIT, Inc.	161,085	1,047
VICI Properties, Inc.	80,599	1,884
W.P. Carey, Inc.	27,648	1,802
Washington Prime Group, Inc.(b)	29,798	19
Washington Real Estate Investment Trust	13,092	264
Weingarten Realty Investors	20,366	345
Wheeler Real Estate Investment Trust, Inc.(a)	833	3
Whitestone REIT	5,790	35
Xenia Hotels & Resorts, Inc.	15,188	133
		56,377
Utilities (2.3%):
ALLETE, Inc.	7,340	380
American States Water Co.	5,043	378
Artesian Resources Corp. Class A	1,336	46
Atlantic Power Corp.(a)	11,489	23
Avangrid, Inc.	8,842	446
Avista Corp.	9,069	309
Black Hills Corp.	8,777	469
Cadiz, Inc.(a)(b)	3,818	38
California Water Service Group	6,753	293
Chesapeake Utilities Corp.	2,071	175
Essential Utilities, Inc.	32,737	1,319
Genie Energy Ltd. Class B	2,963	24
Global Water Resources, Inc.	1,508	16
Hawaiian Electric Industries, Inc.	15,968	531
IDACORP, Inc.	7,059	564
MDU Resources Group, Inc.	29,327	661
MGE Energy, Inc.	5,404	339
Middlesex Water Co.	2,304	143
National Fuel Gas Co.	13,302	540
New Jersey Resources Corp.	13,267	358

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Northwest Natural Holding Co.	4,176	$190
NorthWestern Corp.	6,995	340
OGE Energy Corp.	27,685	830
ONE Gas, Inc.	6,898	476
Ormat Technologies, Inc.(b)	5,439	321
Otter Tail Corp.(d)	5,523	200
PG&E Corp.(a)	222,225	2,086
PNM Resources, Inc.	10,130	419
Portland General Electric Co.(d)	13,233	470
Pure Cycle Corp.(a)	3,564	32
RGC Resources, Inc.	1,204	28
SJW Group	3,084	188
South Jersey Industries, Inc.	13,112	253
Southwest Gas Holdings, Inc.	7,289	460
Spark Energy, Inc. Class A	1,241	10
Spire, Inc.	7,366	392
Sunnova Energy International, Inc.(a)	5,677	173
The York Water Co.	1,948	82
UGI Corp.	30,469	1,004
Unitil Corp.(d)	2,218	86
Vistra Corp.	72,265	1,363
		16,455
Total Common Stocks (Cost $429,921)		718,886

Rights (0.0%)(g)
Health Care (0.0%):(g)
Achillion Pharmaceuticals(a)(f)(h)	22,837	5
Alder Biopharmaceuticals, Inc.(a)(f)(h)	13,300	12
Contra Oncomed Pharmaceuticals Class B(a)(f)(h)	3,414	—	(c)
Elanco Animal Health, Inc.(a)(f)(h)	8,052	—	(c)
Enzon Pharmaceuticals, Inc.(a)(f)(h)	5,763	—	(c)
Oncternal Therapeutics, Inc.(a)(f) (h)	254	—	(c)
Progenics Pharmaceuticals, Inc.(a)(f)(h)	10,103	2
Qualigen Therapeutics, Inc.(a)(f)(h)	7,487	—	(c)
Seelos Therapeutics, Inc.(a)(f)(h)	41	—	(c)
Stemline Therapeutics, Inc.(a)(f)(h)	5,762	2
Tetraphase Pharmaceutical(a)(f)(h)	1,178	—	(c)
Unum Therapeutics, Inc.(a)(f)(h)	2,673	—	(c)
		21
Total Rights (Cost $3)		21

Warrants (0.0%)(g)
Health Care (0.0%):(g)
Galectin Therapeutics, Inc. Class B(f)(h)	7,552	—	(c)

Total Warrants (Cost $–)		—	(c)

Mutual Funds (0.0%)(g)
180 Degree Capital Corp.	4,253	8
OFS Credit Co., Inc.	403	4
Total Mutual Funds (Cost $15)		12

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Extended Market Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned^ (3.7%)
Fidelity Investments Money Market Government Portfolio I shares, 0.01%(i)	15,604,694	$15,605
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03%(i)	9,658,984	9,659
HSBC U.S. Government Money Market Fund I Shares, 0.03%(i)	1,369,143	1,369
Total Collateral for Securities Loaned (Cost $26,633)		26,633
Total Investments (Cost $456,572) — 102.8%		745,552
Liabilities in excess of other assets — (2.8)%		(19,977)
NET ASSETS - 100.00%		$725,575

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rounds to less than $1 thousand.
(d)	All or a portion of this security has been segregated as collateral for derivative instruments.
(e)	Affiliated security.
(f)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of September 30, 2020, illiquid securities were less than 0.05% of the Fund's net assets.
(g)	Amount represents less than 0.05% of net assets.
(h)	Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of the Fund’s net assets as of September 30, 2020. This security is classified as Level 3 within the fair value hierarchy.
(i)	Rate disclosed is the daily yield on September 30, 2020.

PLC—Public Limited Company
REIT—Real Estate Investment Trust

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index Futures	84	12/18/20	$6,167,183	$6,318,480	$151,297

	Total unrealized appreciation				$151,297
	Total unrealized depreciation				–
	Total net unrealized appreciation (depreciation)				$151,297

Net Change
			Proceeds		in Unrealized
	Fair Value	Purchases	from	Realized	Appreciation/	Fair Value	Dividend
	12/31/2019	at Cost	Sales	Gains(Losses)	Depreciation	9/30/2020	Income
Affiliated Holdings

Victory Capital Holdings, Inc.	$-	$45	$(4)	$-	$(8)	$33	$-

USAA Mutual Funds Trust	Schedule of Portfolio Investments

USAA Global Managed Volatility Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (57.3%)
Australia (0.6%):

Consumer Staples (0.3%):
Coles Group Ltd.	52,852	$644
Wesfarmers Ltd.	41,985	1,342
Woolworths Group Ltd.	34,941	913
		2,899

Financials (0.1%):
Westpac Banking Corp.	48,436	589

Materials (0.2%):
BHP Group Ltd.	52,519	1,356

Utilities (0.0%): (a)
AGL Energy Ltd.	26,748	261

		5,105
Belgium (0.1%):

Health Care (0.1%):
UCB SA	5,060	575

Bermuda (0.0%): (a)

Financials (0.0%): (a)
Everest Re Group Ltd.	1,571	310

Brazil (0.2%):

Industrials (0.1%):
WEG SA	32,400	379

Materials (0.1%):
Vale SA	99,900	1,052

		1,431
Canada (0.4%):

Consumer Discretionary (0.1%):
Magna International, Inc.	11,923	546

Financials (0.3%):
Sun Life Financial, Inc.	24,031	979
The Toronto-Dominion Bank	33,739	1,562
		2,541
		3,087
Cayman Islands (0.1%):

Consumer Discretionary (0.0%): (a)
Vipshop Holdings Ltd., ADR (b)	19,274	301

Consumer Staples (0.0%): (a)
Hengan International Group Co. Ltd.	28,500	209

Utilities (0.1%):
ENN Energy Holdings Ltd.	34,000	373

		883
China (1.0%):

Communication Services (0.1%):
NetEase, Inc., ADR	2,360	1,073

Consumer Discretionary (0.2%):
ANTA Sports Products Ltd.	41,000	428
Li Ning Co. Ltd.	80,500	379

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued

USAA Global Managed Volatility Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
New Oriental Education & Technology Group, Inc., ADR (b)	5,291	$791
		1,598
Financials (0.6%):
China Construction Bank Corp. Class H (c)	1,312,000	853
China Life Insurance Co. Ltd. Class H	327,000	741
China Merchants Bank Co. Ltd. Class H	145,500	690
China Pacific Insurance Group Co. Ltd. Class H	75,800	216
CITIC Securities Co. Ltd. Class H	94,500	213
Industrial & Commercial Bank of China Ltd. Class H	2,213,000	1,153
Ping An Insurance Group Co. of China Ltd.	121,500	1,261
		5,127
Industrials (0.0%): (a)
Country Garden Services Holdings Co. Ltd.	53,000	344

Materials (0.1%):
Anhui Conch Cement Co. Ltd. Class H	48,500	336
China National Building Material Co. Ltd. Class H	166,000	212
		548
		8,690
Denmark (0.4%):

Consumer Staples (0.1%):
Carlsberg A/S Class B	4,356	587

Health Care (0.2%):
Novo Nordisk A/S Class B	24,230	1,679

Industrials (0.1%):
Vestas Wind Systems A/S	5,403	873
		3,139
Egypt (0.0%): (a)

Financials (0.0%): (a)
Commercial International Bank	60,928	258

Finland (0.4%):

Energy (0.1%):
Neste Oyj	18,362	967

Industrials (0.2%):
Kone Oyj Class B	13,689	1,202

Materials (0.1%):
Stora Enso Oyj Class R	24,453	383
UPM-Kymmene Oyj	21,537	655
		1,038
		3,207
France (1.0%):

Communication Services (0.0%): (a)
Publicis Groupe SA	9,139	295

Consumer Discretionary (0.2%):
Cie Generale des Etablissements Michelin SCA	2,031	218
LVMH Moet Hennessy Louis Vuitton SE	2,285	1,069
Peugeot SA (b)	24,371	442
		1,729
Energy (0.1%):
TOTAL SE	30,615	1,051

Financials (0.1%):
AXA SA	26,738	495
Credit Agricole SA	32,582	284
		779

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued

USAA Global Managed Volatility Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Health Care (0.1%):
Sanofi	8,103	$812

Industrials (0.3%):
Cie de Saint-Gobain	14,529	608
Schneider Electric SE	11,763	1,462
		2,070

Materials (0.1%):
Air Liquide SA	6,351	1,007

Utilities (0.1%):
Veolia Environnement SA	22,109	477
		8,220
Germany (0.1%):

Financials (0.1%):
Deutsche Boerse AG	3,120	547

India (0.2%):

Information Technology (0.2%):
Infosys Ltd.	96,191	1,323

Indonesia (0.1%):

Financials (0.1%):
PT Bank Rakyat Indonesia Persero Tbk	2,013,900	414

Ireland (0.8%):

Industrials (0.3%):
Eaton Corp. PLC	15,396	1,571
Experian PLC	18,907	710
		2,281
Information Technology (0.5%):
Accenture PLC Class A	8,637	1,952
Seagate Technology PLC	54,252	2,673
		4,625
		6,906
Italy (0.2%):

Energy (0.0%): (a)
Snam SpA	45,047	232

Financials (0.1%):
FinecoBank Banca Fineco SpA	25,598	353
Intesa Sanpaolo SpA (b)	128,258	241
		594
Health Care (0.0%): (a)
Recordati Industria Chimica e Farmaceutica SpA	4,381	224

Utilities (0.1%):
Enel SpA	89,617	777
		1,827
Japan (1.8%):

Communication Services (0.3%):
KDDI Corp.	25,500	641
Nippon Telegraph & Telephone Corp.	19,600	400
NTT DOCOMO, Inc.	44,100	1,621
		2,662
Consumer Discretionary (0.3%):
Sekisui House Ltd.	25,100	445

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued

USAA Global Managed Volatility Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Sony Corp.	14,700	$1,127
Suzuki Motor Corp.	12,000	514
		2,086
Consumer Staples (0.1%):
Asahi Group Holdings Ltd.	10,400	362
Seven & i Holdings Co. Ltd.	6,100	190
		552
Financials (0.2%):
MS&AD Insurance Group Holdings, Inc.	17,900	482
Nomura Holdings, Inc.	127,100	581
Tokio Marine Holdings, Inc.	11,000	482
		1,545
Health Care (0.3%):
Astellas Pharma, Inc.	53,300	795
Daiichi Sankyo Co. Ltd.	33,300	1,022
Shionogi & Co. Ltd.	11,000	589
		2,406
Industrials (0.2%):
ITOCHU Corp.	32,400	830
Obayashi Corp.	26,700	244
Secom Co. Ltd.	6,000	549
Taisei Corp.	7,900	267
		1,890
Information Technology (0.2%):
FUJIFILM Holdings Corp.	12,500	616
Hitachi Ltd.	15,600	529
Nomura Research Institute Ltd.	8,900	262
Tokyo Electron Ltd.	2,500	653
		2,060
Materials (0.2%):
Nitto Denko Corp.	6,400	417
Shin-Etsu Chemical Co. Ltd.	11,200	1,466
		1,883
Utilities (0.0%): (a)
The Kansai Electric Power Co., Inc.	25,200	244
		15,328
Korea, Republic Of (0.5%):

Communication Services (0.1%):
NCSoft Corp.	639	440

Consumer Discretionary (0.0%): (a)
LG Electronics, Inc.	4,665	366

Financials (0.0%): (a)
Shinhan Financial Group Co. Ltd.	16,120	378

Information Technology (0.4%):
Samsung Electronics Co. Ltd.	32,104	1,594
SK Hynix, Inc.	19,680	1,411
		3,005
		4,189
Malaysia (0.1%):

Financials (0.0%): (a)
Malayan Banking Bhd (c)	171,700	299

Health Care (0.1%):
Hartalega Holdings Bhd	57,900	227

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Managed Volatility Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Top Glove Corp. Bhd	221,400	$444
		671

		970
Mexico (0.2%):

Communication Services (0.1%):
America Movil SAB de CV Class L	1,265,598	795

Consumer Staples (0.1%):
Wal-Mart de Mexico SAB de CV	200,560	481

Financials (0.0%): (a)
Grupo Financiero Banorte SAB de CV Class O (b)	102,222	354

		1,630
Netherlands (0.5%):

Consumer Staples (0.2%):
Koninklijke Ahold Delhaize NV	30,462	900
Unilever NV	16,169	982
		1,882

Industrials (0.1%):
Wolters Kluwer NV	10,453	892

Information Technology (0.1%):
NXP Semiconductors NV	4,885	610

Materials (0.1%):
LyondellBasell Industries NV Class A	10,078	710

		4,094
New Zealand (0.1%):

Communication Services (0.0%): (a)
Spark New Zealand Ltd.	76,425	238

Health Care (0.1%):
Fisher & Paykel Healthcare Corp. Ltd.	15,637	345

		583
Norway (0.1%):

Communication Services (0.1%):
Telenor ASA	27,374	460

Russian Federation (0.4%):

Consumer Staples (0.0%): (a)
Magnit PJSC, GDR	15,901	237

Energy (0.2%):
LUKOIL PJSC	14,904	857
Tatneft PJSC	54,010	320
		1,177

Financials (0.1%):
Sberbank of Russia PJSC (b)	356,570	1,044

Materials (0.1%):
MMC Norilsk Nickel PJSC	2,317	560
Polyus PJSC	1,053	220
		780

		3,238
South Africa (0.0%): (a)

Financials (0.0%): (a)
Standard Bank Group Ltd.	56,718	365

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Managed Volatility Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Spain (0.1%):

Communication Services (0.1%):
Telefonica SA	150,730	$516

Financials (0.0%): (a)
Banco Bilbao Vizcaya Argentaria SA	85,622	238

Utilities (0.0%): (a)
Endesa SA	8,942	239

		993
Sweden (0.5%):

Financials (0.1%):
Svenska Handelsbanken AB Class A (b)	58,165	487

Industrials (0.4%):
Atlas Copco AB Class A	23,116	1,103
Sandvik AB (b)	45,540	891
Skanska AB Class B (b)	14,441	305
Volvo AB Class B	55,902	1,074
		3,373

Materials (0.0%): (a)
Boliden AB	11,505	341

		4,201
Switzerland (0.7%):

Communication Services (0.0%): (a)
Swisscom AG Registered Shares	1,055	559

Consumer Discretionary (0.0%): (a)
Garmin Ltd.	132	12

Consumer Staples (0.2%):
Nestle SA Registered Shares	11,838	1,409

Financials (0.1%):
Zurich Insurance Group AG	3,795	1,324

Health Care (0.3%):
Novartis AG Registered Shares	13,146	1,142
Roche Holding AG	3,366	1,153
		2,295

Information Technology (0.1%):
TE Connectivity Ltd.	6,320	618

		6,217
Taiwan (0.4%):

Consumer Staples (0.1%):
Uni-President Enterprises Corp.	177,000	383

Financials (0.1%):
CTBC Financial Holding Co. Ltd.	763,000	488
Mega Financial Holding Co. Ltd.	418,000	403
Yuanta Financial Holding Co. Ltd.	403,360	250
		1,141

Information Technology (0.2%):
Realtek Semiconductor Corp.	20,000	257
Taiwan Semiconductor Manufacturing Co. Ltd.	115,000	1,730
		1,987

		3,511
United Kingdom (0.8%):

Communication Services (0.0%): (a)
WPP PLC	51,236	402

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Managed Volatility Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Consumer Discretionary (0.1%):
Aptiv PLC	3,806	$349
Compass Group PLC	21,191	318
		667
Consumer Staples (0.0%): (a)
Imperial Brands PLC	31,025	548

Energy (0.1%):
Royal Dutch Shell PLC Class A	53,319	666

Health Care (0.2%):
AstraZeneca PLC	8,811	962
GlaxoSmithKline PLC (c)	47,207	885
		1,847
Industrials (0.1%):
RELX PLC	29,484	656

Materials (0.2%):
Rio Tinto PLC	25,189	1,516

Utilities (0.1%):
National Grid PLC	30,196	347
United Utilities Group PLC	28,736	317
		664

		6,966
United States (45.5%):

Communication Services (4.2%):
Alphabet, Inc. Class C (b)	7,429	10,918
AT&T, Inc.	32,935	939
Charter Communications, Inc. Class A (b)	1,333	832
Comcast Corp. Class A	30,189	1,397
Electronic Arts, Inc. (b)	4,505	587
Facebook, Inc. Class A (b)	38,341	10,041
Match Group, Inc. (b)	9,307	1,030
Omnicom Group, Inc.	23,451	1,161
Sirius XM Holdings, Inc.	621,373	3,331
Take-Two Interactive Software, Inc. (b)	7,817	1,291
Verizon Communications, Inc.	54,882	3,265
		34,792
Consumer Discretionary (6.6%):
Amazon.com, Inc. (b)	3,158	9,944
AutoZone, Inc. (b)	3,314	3,903
Best Buy Co., Inc.	8,797	979
Booking Holdings, Inc. (b)	1,245	2,130
Dollar General Corp.	13,852	2,904
Domino's Pizza, Inc.	6,365	2,707
eBay, Inc.	37,735	1,966
Las Vegas Sands Corp. (c)	11,934	557
Lowe's Cos., Inc.	13,674	2,268
McDonald's Corp.	21,724	4,768
NIKE, Inc. Class B	18,554	2,329
NVR, Inc. (b)	132	539
O'Reilly Automotive, Inc. (b)	3,540	1,632
Starbucks Corp.	48,110	4,134
Target Corp. (c)	25,375	3,994
The Home Depot, Inc.	24,242	6,732
Tractor Supply Co.	3,909	560
Ulta Beauty, Inc. (b)	983	220
Yum! Brands, Inc.	33,375	3,047
		55,313
Consumer Staples (5.2%):
Altria Group, Inc.	20,689	799

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Managed Volatility Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Colgate-Palmolive Co.	58,300	$4,498
Costco Wholesale Corp.	6,596	2,341
General Mills, Inc.	15,389	949
Kimberly-Clark Corp.	42,049	6,209
PepsiCo, Inc.	41,292	5,723
Philip Morris International, Inc.	51,668	3,875
The Clorox Co.	15,182	3,191
The Hershey Co.	30,030	4,304
The Kroger Co.	50,454	1,711
The Procter & Gamble Co.	32,072	4,458
Walgreens Boots Alliance, Inc.	19,229	691
Walmart, Inc.	36,514	5,109
		43,858
Energy (0.7%):
Cabot Oil & Gas Corp.	87,688	1,522
Chevron Corp.	11,342	817
ConocoPhillips	38,775	1,274
EOG Resources, Inc.	8,437	303
ONEOK, Inc.	6,740	175
Phillips 66	18,506	959
Valero Energy Corp.	11,469	497
		5,547
Financials (3.7%):
Aflac, Inc.	27,394	996
Ameriprise Financial, Inc.	4,654	717
Bank of America Corp.	65,021	1,566
FactSet Research Systems, Inc.	7,859	2,632
MarketAxess Holdings, Inc.	3,274	1,577
MetLife, Inc.	25,052	931
MSCI, Inc.	7,839	2,797
Principal Financial Group, Inc.	10,842	437
Regions Financial Corp.	36,424	420
S&P Global, Inc.	11,330	4,085
SEI Investments Co.	46,921	2,380
Synchrony Financial	123,545	3,233
T. Rowe Price Group, Inc.	31,997	4,103
The Allstate Corp.	12,962	1,220
The PNC Financial Services Group, Inc.	8,781	965
The Progressive Corp.	34,329	3,250
		31,309
Health Care (5.6%):
AbbVie, Inc.	14,645	1,283
AmerisourceBergen Corp.	5,560	539
Amgen, Inc.	25,377	6,450
Biogen, Inc. (b)	11,757	3,335
Bristol-Myers Squibb Co.	13,253	799
Cardinal Health, Inc.	11,391	535
Cerner Corp.	7,345	531
CVS Health Corp.	11,972	699
Eli Lilly & Co.	24,031	3,557
Gilead Sciences, Inc. (c)	34,274	2,166
Humana, Inc.	1,656	685
IDEXX Laboratories, Inc. (b)	2,737	1,076
Johnson & Johnson (c)	50,175	7,470
McKesson Corp.	6,714	1,000
Merck & Co., Inc.	63,765	5,289
Molina Healthcare, Inc. (b)	63	12
Quest Diagnostics, Inc.	5,119	586
Regeneron Pharmaceuticals, Inc. (b)	1,761	986
Thermo Fisher Scientific, Inc.	2,032	897
UnitedHealth Group, Inc.	15,424	4,809

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Managed Volatility Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Universal Health Services, Inc. Class B	2,898	$310
Waters Corp. (b)	13,927	2,725
Zoetis, Inc.	6,515	1,077
		46,816

Industrials (4.4%):
3M Co.	22,203	3,556
C.H. Robinson Worldwide, Inc.	16,008	1,636
Cummins, Inc.	6,284	1,327
Dover Corp.	5,454	591
Emerson Electric Co.	26,744	1,754
Expeditors International of Washington, Inc.	31,903	2,888
Fastenal Co.	25,585	1,154
General Dynamics Corp.	4,123	571
Honeywell International, Inc.	15,098	2,485
Huntington Ingalls Industries, Inc.	8,228	1,158
Illinois Tool Works, Inc.	7,974	1,541
Lockheed Martin Corp.	11,184	4,287
Masco Corp.	10,494	578
Otis Worldwide Corp.	20,681	1,291
Rockwell Automation, Inc.	4,502	993
Rollins, Inc.	19,176	1,039
Trane Technologies PLC	7,822	948
Union Pacific Corp.	3,384	666
United Parcel Service, Inc. Class B	14,696	2,449
United Rentals, Inc. (b)	2,817	492
W.W. Grainger, Inc.	7,700	2,747
Waste Management, Inc.	18,483	2,092
XPO Logistics, Inc. (b)	3,596	304
		36,547

Information Technology (14.1%):
Adobe, Inc. (b)	12,830	6,292
Akamai Technologies, Inc. (b)	5,427	600
Apple, Inc.	245,864	28,473
Applied Materials, Inc.	21,243	1,263
Automatic Data Processing, Inc.	16,468	2,297
Booz Allen Hamilton Holdings Corp.	6,859	569
Cadence Design Systems, Inc. (b)	18,490	1,972
CDW Corp.	9,849	1,177
Cisco Systems, Inc.	117,213	4,617
Citrix Systems, Inc.	15,029	2,070
Cognizant Technology Solutions Corp. Class A	7,477	519
F5 Networks, Inc. (b)	5,738	704
Fair Isaac Corp. (b)	3,643	1,550
Fortinet, Inc. (b)	8,783	1,035
HP, Inc.	51,304	974
Intel Corp.	99,328	5,143
International Business Machines Corp.	7,101	864
Intuit, Inc.	7,662	2,499
KLA Corp.	3,560	690
Lam Research Corp.	3,888	1,290
Mastercard, Inc. Class A	8,388	2,837
Micron Technology, Inc. (b)	15,387	723
Microsoft Corp. (c)	101,778	21,407
Motorola Solutions, Inc.	7,087	1,111
NetApp, Inc.	13,065	573
NVIDIA Corp.	1,909	1,033
Oracle Corp.	95,624	5,709
Paychex, Inc.	10,357	826
Qorvo, Inc. (b)	4,701	606
QUALCOMM, Inc.	10,375	1,221
Teradyne, Inc.	6,275	499

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Managed Volatility Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Texas Instruments, Inc.	45,095	$6,439
The Western Union Co.	23,802	510
VeriSign, Inc. (b)	15,249	3,124
Visa, Inc. Class A	16,814	3,362
Western Digital Corp.	5,911	216
Xilinx, Inc.	23,564	2,456
Zoom Video Communications, Inc. Class A (b)	1,025	482
		117,732

Materials (0.5%):
Celanese Corp.	10,396	1,117
Eastman Chemical Co.	5,197	406
International Paper Co.	14,098	572
Packaging Corp. of America	5,532	603
Steel Dynamics, Inc.	22,221	636
The Sherwin-Williams Co.	770	537
		3,871

Real Estate (0.1%):
American Tower Corp.	2,198	531
Crown Castle International Corp.	1,138	190
Equinix, Inc.	259	197
Prologis, Inc.	2,499	251
		1,169

Utilities (0.4%):
The AES Corp.	1,144	21
The Southern Co. (c)	13,578	736
WEC Energy Group, Inc. (c)	8,943	867
Xcel Energy, Inc. (c)	19,841	1,369
		2,993

		379,947
Total Common Stocks (Cost $450,259)		478,614

Preferred Stocks (0.3%)
Brazil (0.2%):

Financials (0.2%):
Banco Bradesco SA	162,470	562
Itau Unibanco Holding SA	175,500	703
		1,265

Germany (0.1%):

Consumer Discretionary (0.1%):
Volkswagen AG (b)	6,752	1,086

Total Preferred Stocks (Cost $2,808)		2,351

Exchange-Traded Funds (40.8%)
United States (40.8%):

Fidelity Value Factor ETF	140,829	5,016
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	50,474	1,655
Invesco FTSE RAFI Developed Markets ex-US ETF	266,591	9,448
Invesco FTSE RAFI Emerging Markets ETF	150,773	2,646
iShares Core MSCI Emerging Markets ETF	165,696	8,749
iShares Edge MSCI Min Vol EAFE ETF	1,782,193	121,421
iShares Edge MSCI Min Vol Emerging Markets ETF	678,654	37,448
iShares Edge MSCI USA Momentum Factor ETF	194,333	28,645
iShares Edge MSCI USA Quality Factor ETF	199,370	20,683
iShares Edge MSCI USA Value Factor ETF	189,566	13,986
iShares MSCI International Quality Factor ETF (d)	153,150	4,798
JPMorgan US Quality Factor ETF	241,372	7,833

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Managed Volatility Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
KraneShares Bosera MSCI China A ETF (d)	166,640	$6,577
Schwab Fundamental Emerging Markets Large Co. Index ETF	642,769	15,246
Schwab Fundamental International Large Co. Index ETF	880,286	21,629
Schwab Fundamental International Small Co. Index ETF (d)	445,349	13,316
Schwab Fundamental U.S. Large Company Index ETF	446,334	17,287
Vanguard FTSE Developed Markets ETF	102,184	4,179
		340,562

Total Exchange-Traded Funds (Cost $313,148)		340,562

Affiliated Exchange-Traded Funds (1.4%)
United States (1.4%):
VictoryShares International Volatility Wtd ETF	135,728	5,002
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF (c)	54,300	2,130
VictoryShares USAA MSCI International Value Momentum ETF	98,503	3,993
Total Affiliated Exchange-Traded Funds (Cost $12,626)		11,125

Purchased Options (0.0%) (a)
Total Purchased Options (Cost $530)		418

Collateral for Securities Loaned^ (1.0%)
United States (1.0%):
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (e)	12,376	12
HSBC U.S. Government Money Market Fund I Shares, 0.03% (e)	8,395,874	8,396
Total Collateral for Securities Loaned (Cost $8,408)		8,408

Total Investments (Cost $787,779) — 100.8%		841,478
Liabilities in excess of other assets — (0.8)%		(6,284)
NET ASSETS - 100.00%		$835,194

At September 30, 2020 the Fund’s investments in foreign securities were 21.2% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	Amount represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of this security has been segregated as collateral for derivative instruments.
(d)	All or a portion of this security is on loan.
(e)	Rate disclosed is the daily yield on September 30, 2020.

ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
GDR—Global Depositary Receipt
PLC—Public Limited Company

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Managed Volatility Fund	September 30, 2020
(Unaudited)

Purchased Options

Exchange-traded options

(Amounts not in thousands)

	Put/ Call	Strike Price		Contracts	Expiration Date	Value
S&P 500 Index Option	Put	290	USD	755	12/18/20	$418,270
Total (Cost $530,010)

	Fair Value	Purchases	Proceeds from	Realized	Capital Gain	Net Change in Unrealized Appreciation/	Fair Value	Dividend
	12/31/2019	at Cost	Sales	Gains(Losses)	Distribution	Depreciation	9/30/2020	Income
Affiliated Holdings

VictoryShares International Volatility Wtd ETF	$5,466	$-	$(59)	$1	$-	$(406)	$5,002	$63
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	2,437	-	-	-	-	(307)	2,130	39
VictoryShares USAA MSCI International Value Momentum ETF	4,542	-	-	-	-	(549)	3,993	49
	$12,445	$-	$(59)	$1	$-	$(1,262)	$11,125	$151

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Nasdaq-100 Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.5%)
Communication Services (19.0%):
Activision Blizzard, Inc.	217,380	$17,597
Alphabet, Inc. Class A (a)	76,112	111,550
Alphabet, Inc. Class C (a)	73,658	108,248
Baidu, Inc., ADR (a)	79,191	10,025
Charter Communications, Inc. Class A (a)	57,705	36,027
Comcast Corp. Class A	1,283,845	59,391
Electronic Arts, Inc. (a)	81,334	10,607
Facebook, Inc. Class A (a)	530,815	139,020
Fox Corp. Class A	96,790	2,694
Fox Corp. Class B	73,527	2,057
Liberty Global PLC Class A (a)	51,333	1,078
Liberty Global PLC Class C (a)	112,317	2,306
NetEase, Inc., ADR	20,201	9,185
Netflix, Inc. (a)	124,203	62,105
Sirius XM Holdings, Inc.	1,222,347	6,552
Take-Two Interactive Software, Inc. (a)	32,202	5,320
T-Mobile U.S., Inc. (a)	348,602	39,866
		623,628
Communications Equipment (1.4%):
Cisco Systems, Inc.	1,189,116	46,839

Consumer Discretionary (18.8%):
Amazon.com, Inc. (a)	110,585	348,202
Booking Holdings, Inc. (a)	11,532	19,728
Dollar Tree, Inc. (a)	66,833	6,105
eBay, Inc.	197,107	10,269
Expedia Group, Inc.	38,218	3,504
JD.com, Inc., ADR (a)	258,497	20,062
Lululemon Athletica, Inc. (a)	35,011	11,532
Marriott International, Inc. Class A	91,337	8,456
Mercadolibre, Inc. (a)	14,000	15,155
O'Reilly Automotive, Inc. (a)	20,859	9,618
Pinduoduo, Inc., ADR (a)	81,257	6,025
Ross Stores, Inc.	100,238	9,354
Starbucks Corp.	329,224	28,287
Tesla, Inc.(a)	262,424	112,582
Trip.com Group Ltd., ADR (a)	147,285	4,586
Ulta Beauty, Inc. (a)	15,863	3,553
		617,018
Consumer Staples (4.7%):
Costco Wholesale Corp.	124,346	44,143
Mondelez International, Inc. Class A	402,260	23,110
Monster Beverage Corp. (a)	148,530	11,912
PepsiCo, Inc.	389,952	54,047
The Kraft Heinz Co.	344,313	10,312
Walgreens Boots Alliance, Inc.	244,041	8,766
		152,290
Electronic Equipment, Instruments & Components (0.1%):
CDW Corp.	40,179	4,803

Health Care (6.6%):
Alexion Pharmaceuticals, Inc. (a)	61,725	7,063
Align Technology, Inc. (a)	22,188	7,264
Amgen, Inc.	164,947	41,923
Biogen, Inc. (a)	44,585	12,648
BioMarin Pharmaceutical, Inc. (a)	51,073	3,886
Cerner Corp.	86,003	6,217

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Nasdaq-100 Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
DexCom, Inc. (a)	26,964	$11,115
Gilead Sciences, Inc. (b)	353,084	22,311
IDEXX Laboratories, Inc. (a)	23,954	9,417
Illumina, Inc. (a)	41,118	12,709
Incyte Corp. (a)	61,592	5,527
Intuitive Surgical, Inc. (a)	32,958	23,385
Moderna, Inc. (a)	111,127	7,862
Regeneron Pharmaceuticals, Inc. (a)	29,443	16,482
Seattle Genetics, Inc. (a)	49,003	9,589
Vertex Pharmaceuticals, Inc. (a)	73,355	19,961
		217,359
Industrials (1.8%):
Cintas Corp.	29,148	9,701
Copart, Inc. (a)	66,120	6,953
CSX Corp.	215,461	16,735
Fastenal Co.	161,550	7,284
PACCAR, Inc.	97,486	8,314
Verisk Analytics, Inc.	45,733	8,475
		57,462
IT Services (3.9%):
Automatic Data Processing, Inc.	121,090	16,891
Cognizant Technology Solutions Corp. Class A	152,711	10,601
Fiserv, Inc. (a)	188,593	19,435
Paychex, Inc.	101,040	8,060
PayPal Holdings, Inc. (a)	330,434	65,105
VeriSign, Inc. (a)	32,347	6,626
		126,718
Semiconductors & Semiconductor Equipment (12.4%):
Advanced Micro Devices, Inc. (a)	330,647	27,110
Analog Devices, Inc.	103,967	12,137
Applied Materials, Inc.	257,205	15,291
ASML Holding NV, NYS	21,498	7,939
Broadcom, Inc.	112,592	41,019
Intel Corp.	1,197,764	62,020
KLA Corp.	43,783	8,483
Lam Research Corp.	41,013	13,606
Maxim Integrated Products, Inc.	75,109	5,078
Microchip Technology, Inc.	71,098	7,306
Micron Technology, Inc. (a)	312,889	14,693
NVIDIA Corp.	173,765	94,045
NXP Semiconductors NV	78,638	9,815
QUALCOMM, Inc.	317,752	37,393
Skyworks Solutions, Inc.	47,043	6,845
Texas Instruments, Inc.	257,956	36,834
Xilinx, Inc.	68,806	7,172
		406,786
Software (16.7%):
Adobe, Inc. (a)	135,087	66,251
ANSYS, Inc. (a)	24,160	7,906
Autodesk, Inc. (a)	61,728	14,260
Cadence Design Systems, Inc. (a)	78,516	8,372
Check Point Software Technologies Ltd. (a)	39,484	4,751
Citrix Systems, Inc.	34,790	4,791
DocuSign, Inc. (a)	52,107	11,215
Intuit, Inc.	73,733	24,052
Microsoft Corp. (b)	1,670,778	351,415
Splunk, Inc. (a)	44,734	8,416
Synopsys, Inc. (a)	42,741	9,146
Workday, Inc. Class A (a)	49,849	10,724

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Nasdaq-100 Index Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Zoom Video Communications, Inc. Class A (a)	51,287	$24,111
		545,410
Technology Hardware, Storage & Peripherals (13.5%):
Apple, Inc.	3,775,877	437,284
Western Digital Corp.	85,200	3,114
		440,398
Utilities (0.6%):
Exelon Corp.	274,447	9,815
Xcel Energy, Inc. (b)	147,952	10,210
		20,025
Total Common Stocks (Cost $1,158,013)		3,258,736

Total Investments (Cost $1,158,013) — 99.5%		3,258,736
Other assets in excess of liabilities — 0.5%		14,935
NET ASSETS - 100.00%		$3,273,671

(a)	Non-income producing security.
(b)	All or a portion of this security has been segregated as collateral for derivative instruments.

ADR—American Depositary Receipt
NYS—New York Registered Shares
PLC—Public Limited Company

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini Futures	55	12/21/20	$12,255,689	$12,547,975	$292,286

	Total unrealized appreciation				$292,286
	Total unrealized depreciation				–
	Total net unrealized appreciation (depreciation)				$292,286

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Target Retirement Income Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (14.2%)
VictoryShares Dividend Accelerator ETF	107,561	$3,902
VictoryShares Emerging Market Volatility Wtd ETF	57,190	1,333
VictoryShares International High Div Volatility Wtd ETF	56,126	1,457
VictoryShares International Volatility Wtd ETF	57,833	2,131
VictoryShares NASDAQ Next 50 ETF (a)	62,945	1,661
VictoryShares U.S. 500 Volatility Wtd ETF	25,281	1,375
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	58,680	1,886
VictoryShares USAA Core Short-Term Bond ETF	165,162	8,547
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	139,551	5,473
VictoryShares USAA MSCI International Value Momentum ETF	166,835	6,763
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	50,589	2,465
VictoryShares USAA MSCI USA Value Momentum ETF	125,282	6,069
Total Affiliated Exchange-Traded Funds (Cost $43,802)		43,062

Affiliated Mutual Funds (85.4%)
USAA 500 Index Fund Reward Shares	7,747	362
USAA Global Managed Volatility Fund Institutional Shares	2,703,306	28,601
USAA Government Securities Fund Institutional Shares	7,865,688	80,309
USAA Growth Fund Institutional Shares	142,232	4,608
USAA High Income Fund Institutional Shares	1,622,909	11,945
USAA Income Fund Institutional Shares	2,773,775	38,417
USAA Income Stock Fund Institutional Shares	218,485	3,476
USAA Precious Metals and Minerals Fund Institutional Shares (a)	49,405	1,126
USAA Short-Term Bond Fund Institutional Shares	4,947,884	46,065
USAA Small Cap Stock Fund Institutional Shares	152,548	2,323
USAA Target Managed Allocation Fund	1,531,887	17,034
Victory Integrity Mid-Cap Value Fund Class R6	80,371	1,322
Victory Market Neutral Income Fund Class I	1,221,715	11,741
Victory RS International Fund Class R6	740,078	7,371
Victory Trivalent International Core Equity Fund Class R6	641,427	4,426
Total Affiliated Mutual Funds (Cost $237,503)		259,126

Total Investments (Cost $281,305) — 99.6%		302,188
Other assets in excess of liabilities — 0.4%		1,179
NET ASSETS - 100.00%		$303,367

At September 30, 2020 the Fund’s investments in foreign securities were 19.8% of net assets.

(a)	Non-income producing security.

ETF—Exchange-Traded Fund

					Net Change
			Proceeds		in Unrealized
	Fair Value	Purchases	from	Realized	Appreciation/	Fair Value	Dividend
	12/31/2019	at Cost	Sales	Gains(Losses)	Depreciation	9/30/2020	Income
Affiliated Holdings

USAA S&P 500 Index Fund Reward Shares	$-	$1,357	$(942)	$(44)	$(9)	$362	$2
USAA Capital Growth Fund Institutional Shares	951	-	(958)	10	(3)	-	-
USAA Global Managed Volatility Fund Institutional Shares	33,193	1,466	(4,860)	- (a)	(1,198)	28,601	-
USAA Government Securities Fund Institutional Shares	98,362	1,456	(22,600)	396	2,695	80,309	1,621
USAA Growth Fund Institutional Shares	4,072	-	(333)	(39)	908	4,608	-
USAA High Income Fund Institutional Shares	6,518	7,379	(2,103)	(143)	294	11,945	379
USAA Income Fund Institutional Shares	63,981	1,088	(28,062)	1,096	314	38,417	1,088
USAA Income Stock Fund Institutional Shares	2,101	2,294	(1,241)	(189)	511	3,476	76
USAA Precious Metals and Minerals Fund Institutional Shares	1,070	-	(305)	129	232	1,126	-
USAA Short-Term Bond Fund Institutional Shares	47,454	1,104	(2,773)	(107)	387	46,065	999
USAA Small Cap Stock Fund Institutional Shares	2,596	1,028	(1,555)	(295)	549	2,323	-
USAA Target Managed Allocation Fund	17,755	1,729	(3,076)	(151)	777	17,034	-
Victory Integrity Mid-Cap Value Fund Class R6	3,185	1,021	(2,183)	(380)	(321)	1,322	-
Victory Market Neutral Income Fund Class I	13,756	267	(2,270)	23	(35)	11,741	267
Victory RS International Fund Class R6	4,949	2,760	(158)	(16)	(164)	7,371	-
Victory Trivalent International Core Equity Fund Class R6	4,062	786	(158)	(13)	(251)	4,426	-
VictoryShares Dividend Accelerator ETF	3,224	1,023	(773)	32	396	3,902	39
VictoryShares Emerging Market Volatility Wtd ETF	1,518	-	-	-	(185)	1,333	29
VictoryShares International High Div Volatility Wtd ETF	1,906	-	-	-	(449)	1,457	34
VictoryShares International Volatility Wtd ETF	1,902	294	-	-	(65)	2,131	26
VictoryShares NASDAQ Next 50 ETF	-	1,612	-	-	49	1,661	-
VictoryShares U.S. 500 Volatility Wtd ETF	1,417	2,203	(2,505)	(78)	338	1,375	28
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	2,577	-	(605)	(2)	(84)	1,886	32
VictoryShares U.S. Small Cap High Div Volatility Wtd ETF	432	-	(320)	(85)	(27)	-	6
VictoryShares USAA Core Short-Term Bond ETF	-	8,554	-	-	(7)	8,547	1
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	3,920	2,037	-	-	(484)	5,473	71
VictoryShares USAA MSCI International Value Momentum ETF	6,177	2,010	(1,000)	(163)	(261)	6,763	67
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	2,089	1,023	(927)	(101)	381	2,465	16
VictoryShares USAA MSCI USA Value Momentum ETF	8,083	588	(2,009)	(248)	(345)	6,069	77
	$337,250	$43,079	$(81,716)	$(368)	$3,943	$302,188	$4,856

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Target Retirement 2020 Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (15.2%)
VictoryShares Dividend Accelerator ETF	204,104	$7,404
VictoryShares Emerging Market Volatility Wtd ETF	110,675	2,580
VictoryShares International High Div Volatility Wtd ETF	85,388	2,216
VictoryShares International Volatility Wtd ETF	117,231	4,320
VictoryShares NASDAQ Next 50 ETF (a)	86,147	2,274
VictoryShares U.S. 500 Volatility Wtd ETF	14,859	808
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	159,834	5,137
VictoryShares USAA Core Intermediate-Term Bond ETF	81,494	4,411
VictoryShares USAA Core Short-Term Bond ETF	278,436	14,410
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	226,652	8,889
VictoryShares USAA MSCI International Value Momentum ETF	271,622	11,011
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	84,142	4,099
VictoryShares USAA MSCI USA Value Momentum ETF	205,256	9,943
Total Affiliated Exchange-Traded Funds (Cost $78,815)		77,502

Affiliated Mutual Funds (84.6%)
USAA 500 Index Fund Reward Shares	13,035	610
USAA Global Managed Volatility Fund Institutional Shares	4,438,823	46,963
USAA Government Securities Fund Institutional Shares	13,411,586	136,932
USAA Growth Fund Institutional Shares	281,757	9,129
USAA High Income Fund Institutional Shares	2,692,747	19,819
USAA Income Fund Institutional Shares	4,355,553	60,324
USAA Income Stock Fund Institutional Shares	349,325	5,558
USAA Intermediate-Term Bond Fund Institutional Shares	34	—	(b)
USAA Precious Metals and Minerals Fund Institutional Shares (a)	87,685	1,998
USAA Short-Term Bond Fund Institutional Shares	8,333,430	77,584
USAA Small Cap Stock Fund Institutional Shares	251,304	3,827
USAA Target Managed Allocation Fund	2,529,307	28,126
Victory Integrity Mid-Cap Value Fund Class R6	149,838	2,466
Victory Market Neutral Income Fund Class I	2,000,794	19,228
Victory RS International Fund Class R6	1,236,550	12,316
Victory Trivalent International Core Equity Fund Class R6	1,059,353	7,310
Total Affiliated Mutual Funds (Cost $390,100)		432,190
Total Investments (Cost $468,915) — 99.8%		509,692
Other assets in excess of liabilities — 0.2%		1,227
NET ASSETS - 100.00%		$510,919

At September 30, 2020 the Fund’s investments in foreign securities were 19.5% of net assets.

(a)	Non-income producing security.
(b)	Rounds to less than $1 thousand.

ETF—Exchange-Traded Fund

					Net Change
			Proceeds		in Unrealized
	Fair Value	Purchases	from	Realized	Appreciation/	Fair Value		Dividend
	12/31/2019	at Cost	Sales	Gains(Losses)	Depreciation	9/30/2020		Income
Affiliated Holdings
USAA S&P 500 Index Fund Reward Shares	$-	$2,282	$(1,584)	$(74)	$(14)	$610		$3
USAA Global Managed Volatility Fund Institutional Shares	62,832	2,722	(16,889)	2,114	(3,816)	46,963		-
USAA Government Securities Fund Institutional Shares	162,802	5,777	(36,848)	671	4,530	136,932		2,773
USAA Growth Fund Institutional Shares	9,418	-	(2,172)	96	1,787	9,129		-
USAA High Income Fund Institutional Shares	14,501	12,139	(6,857)	492	(456)	19,819		637
USAA Income Fund Institutional Shares	107,231	1,800	(50,984)	1,110	1,167	60,324		1,800
USAA Income Stock Fund Institutional Shares	6,595	1,637	(2,524)	(97)	(53)	5,558		106
USAA Intermediate-Term Bond Fund Institutional Shares	-	-	-	-	-	-	(a)	-
USAA Precious Metals and Minerals Fund Institutional Shares	1,879	-	(515)	217	417	1,998		-
USAA Short-Term Bond Fund Institutional Shares	77,548	4,494	(4,924)	(217)	683	77,584		1,679
USAA Small Cap Stock Fund Institutional Shares	4,551	1,251	(2,128)	484	(331)	3,827		-
USAA Target Managed Allocation Fund	32,224	2,450	(7,568)	478	542	28,126		-
VictoryShares Dividend Accelerator ETF	9,044	980	(3,132)	177	335	7,404		67
VictoryShares Emerging Market Volatility Wtd ETF	2,710	233	-	-	(363)	2,580		55
VictoryShares International High Div Volatility Wtd ETF	2,900	-	-	-	(684)	2,216		51
VictoryShares International Volatility Wtd ETF	3,209	983	-	-	128	4,320		53
VictoryShares NASDAQ Next 50 ETF	-	2,207		-	67	2,274		-
VictoryShares U.S. 500 Volatility Wtd ETF	34	2,510	(2,636)	691	209	808		20
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	8,625	-	(3,249)	63	(302)	5,137		88
VictoryShares U.S. Small Cap High Div Volatility Wtd ETF	1,382	-	(1,036)	(261)	(85)	-		22
VictoryShares USAA Core Intermediate-Term Bond ETF	1,654	2,600	-	-	157	4,411		74
VictoryShares USAA Core Short-Term Bond ETF	-	14,421		-	(11)	14,410		2
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	5,903	3,659	-	-	(673)	8,889		114
VictoryShares USAA MSCI International Value Momentum ETF	8,884	2,869	-	-	(742)	11,011		114
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	2,893	1,735	(1,043)	(116)	630	4,099		26
VictoryShares USAA MSCI USA Value Momentum ETF	12,962	996	(3,147)	(251)	(617)	9,943		126
Victory Integrity Mid-Cap Value Fund Class R6	8,951	-	(5,025)	(571)	(889)	2,466		-
Victory Market Neutral Income Fund Class I	18,810	438	-	-	(20)	19,228		438
Victory RS International Fund Class R6	7,455	4,926	-	-	(65)	12,316		-
Victory Trivalent International Core Equity Fund Class R6	5,680	1,845	-	-	(215)	7,310		-
	$580,677	$74,954	$(152,261)	$5,006	$1,316	$509,692		$8,248

(a) Round to less than $1 thousand.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Target Retirement 2030 Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (23.8%)
VictoryShares Dividend Accelerator ETF	947,069	$34,358
VictoryShares Emerging Market Volatility Wtd ETF	357,356	8,329
VictoryShares International High Div Volatility Wtd ETF	408,197	10,593
VictoryShares International Volatility Wtd ETF	431,793	15,912
VictoryShares NASDAQ Next 50 ETF (a)	499,957	13,194
VictoryShares U.S. 500 Volatility Wtd ETF	216,644	11,785
VictoryShares U.S. Multi-Factor Minimum Volatility ETF (b)	697,173	22,407
VictoryShares USAA Core Intermediate-Term Bond ETF	251,337	13,605
VictoryShares USAA Core Short-Term Bond ETF	388,424	20,101
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	635,952	24,942
VictoryShares USAA MSCI International Value Momentum ETF	1,246,823	50,545
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	311,727	15,186
VictoryShares USAA MSCI USA Value Momentum ETF	1,188,144	57,554
Total Affiliated Exchange-Traded Funds (Cost $311,172)		298,511

Affiliated Mutual Funds (75.9%)
USAA 500 Index Fund Reward Shares	59,454	2,780
USAA Global Managed Volatility Fund Institutional Shares	20,601,280	217,961
USAA Government Securities Fund Institutional Shares	18,808,029	192,030
USAA Growth Fund Institutional Shares	1,506,482	48,810
USAA High Income Fund Institutional Shares	7,225,351	53,179
USAA Income Fund Institutional Shares	5,434,897	75,273
USAA Income Stock Fund Institutional Shares	1,609,406	25,606
USAA Intermediate-Term Bond Fund Institutional Shares	45	—	(c)
USAA Precious Metals and Minerals Fund Institutional Shares (a)	249,586	5,688
USAA Short-Term Bond Fund Institutional Shares	6,305,212	58,701
USAA Small Cap Stock Fund Institutional Shares	1,116,325	17,002
USAA Target Managed Allocation Fund	11,463,784	127,477
Victory Integrity Mid-Cap Value Fund Class R6	1,527,740	25,147
Victory Market Neutral Income Fund Class I	2,214,265	21,279
Victory RS International Fund Class R6	4,630,608	46,121
Victory Trivalent International Core Equity Fund Class R6	4,857,929	33,520
Total Affiliated Mutual Funds (Cost $846,860)		950,574

Collateral for Securities Loaned^ (0.0%) (d)
HSBC U.S. Government Money Market Fund I Shares, 0.03% (e)	154,700	155
Total Collateral for Securities Loaned (Cost $155)		155
Total Investments (Cost $1,158,187) — 99.7%		1,249,240
Other assets in excess of liabilities — 0.3%		4,150
NET ASSETS - 100.00%		$1,253,390

At September 30, 2020 the Fund’s investments in foreign securities were 33.8% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rounds to less than $1 thousand.
(d)	Amount represents less than 0.05% of net assets.
(e)	Rate disclosed is the daily yield on September 30, 2020.

ETF—Exchange-Traded Fund

					Net Change
			Proceeds		in Unrealized
	Fair Value	Purchases	from	Realized	Appreciation/	Fair Value		Dividend
	12/31/2019	at Cost	Sales	Gains(Losses)	Depreciation	9/30/2020		Income
Affiliated Holdings
USAA 500 Index Fund Reward Shares	$-	$10,413	$(7,226)	$(341)	$(66)	$2,780		$12
USAA Capital Growth Fund Institutional Shares	16,107	-	(16,308)	228	(27)	-		-
USAA Global Managed Volatility Fund Institutional Shares	274,675	-	(43,375)	(1,595)	(11,744)	217,961		-
USAA Government Securities Fund Institutional Shares	216,385	6,998	(38,036)	695	5,988	192,030		3,658
USAA Growth Fund Institutional Shares	44,728	1,266	(6,692)	79	9,429	48,810		-
USAA High Income Fund Institutional Shares	28,545	27,509	(2,919)	(379)	423	53,179		1,757
USAA Income Fund Institutional Shares	129,899	4,642	(61,309)	1,346	695	75,273		2,142
USAA Income Stock Fund Institutional Shares	23,572	3,820	-	-	(1,786)	25,606		477
USAA Intermediate-Term Bond Fund Institutional Shares	-	-	-	-	-	-	(a)	-
USAA Precious Metals and Minerals Fund Institutional Shares	4,245	-	-	-	1,443	5,688		-
USAA Short-Term Bond Fund Institutional Shares	54,205	3,989	-	-	507	58,701		1,245
USAA Small Cap Stock Fund Institutional Shares	16,884	5,401	(6,345)	1,065	(3)	17,002		-
USAA Target Managed Allocation Fund	148,235	-	(21,895)	(1,847)	2,984	127,477		-
VictoryShares Dividend Accelerator ETF	32,985	1,056	(645)	19	943	34,358		316
VictoryShares Emerging Market Volatility Wtd ETF	8,809	690	-	-	(1,170)	8,329		178
VictoryShares International High Div Volatility Wtd ETF	13,863	-	-	-	(3,270)	10,593		244
VictoryShares International Volatility Wtd ETF	14,941	1,652	-	-	(681)	15,912		198
VictoryShares Nasdaq Next 50 ETF	-	12,802	-	-	392	13,194		-
VictoryShares U.S. 500 Volatility Wtd ETF	6,620	12,838	(9,308)	(382)	2,017	11,785		164
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	29,581	-	(6,206)	(17)	(951)	22,407		368
VictoryShares U.S. Small Cap High Div Volatility Wtd ETF	4,665	-	(3,494)	(883)	(288)	-		73
VictoryShares USAA Core Intermediate-Term Bond ETF	5,662	7,484	-	-	459	13,605		228
VictoryShares USAA Core Short-Term Bond ETF	-	20,114	-	-	(13)	20,101		2
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	19,391	7,948	-	-	(2,397)	24,942		344
VictoryShares USAA MSCI International Value Momentum ETF	45,099	10,210	-	-	(4,764)	50,545		538
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	12,423	5,405	(3,761)	(531)	1,650	15,186		95
VictoryShares USAA MSCI USA Value Momentum ETF	67,376	3,213	(7,610)	(1,021)	(4,404)	57,554		651
Victory Integrity Mid-Cap Value Fund Class R6	45,679	-	(13,335)	(2,063)	(5,134)	25,147		-
Victory Market Neutral Income Fund Class I	26,028	484	(5,211)	52	(74)	21,279		484
Victory RS International Fund Class R6	41,475	7,126	-	-	(2,480)	46,121		-
Victory Trivalent International Core Equity Fund Class R6	30,152	5,450	-	-	(2,082)	33,520		-
	$1,362,229	$160,510	$(253,675)	$(5,575)	$(14,404)	$1,249,085		$13,174

(a) Rounds to less than $1 thousand.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Target Retirement 2040 Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (29.3%)
VictoryShares Dividend Accelerator ETF	1,268,178	$46,007
VictoryShares Emerging Market Volatility Wtd ETF (a)	605,450	14,112
VictoryShares International High Div Volatility Wtd ETF	616,336	15,994
VictoryShares International Volatility Wtd ETF	606,805	22,361
VictoryShares NASDAQ Next 50 ETF (b)	803,774	21,212
VictoryShares U.S. 500 Volatility Wtd ETF	429,256	23,351
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	1,003,553	32,254
VictoryShares USAA Core Intermediate-Term Bond ETF	130,870	7,084
VictoryShares USAA Core Short-Term Bond ETF	383,613	19,852
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	877,836	34,429
VictoryShares USAA MSCI International Value Momentum ETF	1,667,045	67,581
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	430,031	20,948
VictoryShares USAA MSCI USA Value Momentum ETF	1,845,951	89,419
Total Affiliated Exchange-Traded Funds (Cost $440,924)		414,604

Affiliated Mutual Funds (70.5%)
USAA 500 Index Fund Reward Shares	85,181	3,983
USAA Global Managed Volatility Fund Institutional Shares	29,445,241	311,531
USAA Government Securities Fund Institutional Shares	10,105,051	103,172
USAA Growth Fund Institutional Shares	2,202,991	71,377
USAA High Income Fund Institutional Shares	6,824,806	50,231
USAA Income Fund Institutional Shares	2,261,256	31,318
USAA Income Stock Fund Institutional Shares	2,406,620	38,289
USAA Intermediate-Term Bond Fund Institutional Shares	32	—	(c)
USAA Precious Metals and Minerals Fund Institutional Shares (b)	277,582	6,326
USAA Short-Term Bond Fund Institutional Shares	2,313,947	21,543
USAA Small Cap Stock Fund Institutional Shares	1,393,235	21,219
USAA Target Managed Allocation Fund	16,054,412	178,525
Victory Integrity Mid-Cap Value Fund Class R6	1,958,546	32,238
Victory Market Neutral Income Fund Class I	1,368,434	13,151
Victory RS International Fund Class R6	6,719,375	66,925
Victory Trivalent International Core Equity Fund Class R6	6,646,223	45,859
Total Affiliated Mutual Funds (Cost $877,343)		995,687

Collateral for Securities Loaned^ (0.0%) (d)
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (e)	45,075	45
HSBC U.S. Government Money Market Fund I Shares, 0.03% (e)	47,550	48
Total Collateral for Securities Loaned (Cost $93)		93
Total Investments (Cost $1,318,360) — 99.8%		1,410,384
Other assets in excess of liabilities — 0.2%		3,210
NET ASSETS - 100.00%		$1,413,594

At September 30, 2020 the Fund’s investments in foreign securities were 42.4% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Rounds to less than $1 thousand.
(d)	Amount represents less than 0.05% of net assets.
(e)	Rate disclosed is the daily yield on September 30, 2020.

ETF—Exchange-Traded Fund

					Net Change
			Proceeds		in Unrealized
	Fair Value	Purchases	from	Realized	Appreciation/	Fair Value		Dividend
	12/31/2019	at Cost	Sales	Gains(Losses)	Depreciation	9/30/2020		Income
Affiliated Holdings

USAA 500 Index Fund Reward Shares	$-	$14,918	$(10,353)	$(488)	$(94)	$3,983		$18
USAA Capital Growth Fund Institutional Shares	15,897	-	(16,089)	284	(92)	-		-
USAA Global Managed Volatility Fund Institutional Shares	374,988	-	(46,055)	(1,428)	(15,974)	311,531		-
USAA Government Securities Fund Institutional Shares	139,872	2,013	(43,118)	1,979	2,426	103,172		2,228
USAA Growth Fund Institutional Shares	61,801	4,250	(8,214)	73	13,467	71,377		-
USAA High Income Fund Institutional Shares	22,202	28,540	(1,106)	(338)	933	50,231		1,540
USAA Income Fund Institutional Shares	74,931	1,171	(45,927)	1,979	(836)	31,318		1,172
USAA Income Stock Fund Institutional Shares	33,377	7,534	-	-	(2,622)	38,289		688
USAA Intermediate-Term Bond Fund Institutional Shares	-	-	-	-	-	-	(a)	-
USAA Precious Metals and Minerals Fund Institutional Shares	4,722	-	-	-	1,604	6,326		-
USAA Short-Term Bond Fund Institutional Shares	20,948	407	-	-	188	21,543		458
USAA Small Cap Stock Fund Institutional Shares	25,496	3,482	(7,109)	22	(672)	21,219		-
USAA Target Managed Allocation Fund	199,630	-	(22,180)	(3,108)	4,183	178,525		-
VictoryShares Dividend Accelerator ETF	44,510	1,223	(732)	21	985	46,007		423
VictoryShares Emerging Market Volatility Wtd ETF	14,838	1,257	-	-	(1,983)	14,112		302
VictoryShares International High Div Volatility Wtd ETF	20,931	-	-	-	(4,937)	15,994		369
VictoryShares International Volatility Wtd ETF	20,889	2,506	-	-	(1,034)	22,361		278
VictoryShares Nasdaq Next 50 ETF	-	20,578	-	-	634	21,212		-
VictoryShares U.S. 500 Volatility Wtd ETF	33,818	8,690	(17,334)	(914)	(909)	23,351		359
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	39,042	-	(5,622)	43	(1,209)	32,254		492
VictoryShares U.S. Small Cap High Div Volatility Wtd ETF	6,212	-	(4,663)	(1,165)	(384)	-		98
VictoryShares USAA Core Intermediate-Term Bond ETF	3,963	2,863	-	-	258	7,084		119
VictoryShares USAA Core Short-Term Bond ETF	-	19,867	-	-	(15)	19,852		3
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	25,944	11,809	-	-	(3,324)	34,429		453
VictoryShares USAA MSCI International Value Momentum ETF	60,534	13,954	-	-	(6,907)	67,581		702
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	20,198	4,069	(2,848)	(343)	(128)	20,948		127
VictoryShares USAA MSCI USA Value Momentum ETF	97,092	4,805	(4,318)	(516)	(7,644)	89,419		955
Victory Integrity Mid-Cap Value Fund Class R6	62,068	-	(19,846)	(3,250)	(6,734)	32,238		-
Victory Market Neutral Income Fund Class I	16,217	300	(3,353)	34	(47)	13,151		299
Victory RS International Fund Class R6	60,941	10,096	-	-	(4,112)	66,925		-
Victory Trivalent International Core Equity Fund Class R6	43,654	5,231	-	-	(3,026)	45,859		-
	$1,544,715	$169,563	$(258,867)	$(7,115)	$(38,005)	$1,410,291		$11,083

 (a ) Rounds to less than $1 thousand.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Target Retirement 2050 Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (30.6%)
VictoryShares Dividend Accelerator ETF	828,007	$30,038
VictoryShares Emerging Market Volatility Wtd ETF (a)	390,952	9,113
VictoryShares International High Div Volatility Wtd ETF	342,991	8,901
VictoryShares International Volatility Wtd ETF	392,881	14,478
VictoryShares NASDAQ Next 50 ETF (b)	518,626	13,687
VictoryShares U.S. 500 Volatility Wtd ETF	286,135	15,565
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	627,822	20,178
VictoryShares USAA Core Intermediate-Term Bond ETF	19,425	1,051
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	585,059	22,946
VictoryShares USAA MSCI International Value Momentum ETF	1,093,245	44,319
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	265,025	12,911
VictoryShares USAA MSCI USA Value Momentum ETF	1,173,584	56,849
Total Affiliated Exchange-Traded Funds (Cost $265,291)		250,036

Affiliated Mutual Funds (69.1%)
USAA 500 Index Fund Reward Shares	53,369	2,496
USAA Global Managed Volatility Fund Institutional Shares	18,377,444	194,433
USAA Government Securities Fund Institutional Shares	2,560,547	26,143
USAA Growth Fund Institutional Shares	1,466,344	47,510
USAA High Income Fund Institutional Shares	2,194,451	16,151
USAA Income Fund Institutional Shares	1,044,296	14,463
USAA Income Stock Fund Institutional Shares	1,528,099	24,312
USAA Intermediate-Term Bond Fund Institutional Shares	25	—	(c)
USAA Precious Metals and Minerals Fund Institutional Shares (b)	155,949	3,554
USAA Short-Term Bond Fund Institutional Shares	299,918	2,792
USAA Small Cap Stock Fund Institutional Shares	913,522	13,913
USAA Target Managed Allocation Fund	10,372,751	115,345
Victory Integrity Mid-Cap Value Fund Class R6	1,442,202	23,739
Victory Market Neutral Income Fund Class I	642,903	6,178
Victory RS International Fund Class R6	4,333,391	43,161
Victory Trivalent International Core Equity Fund Class R6	4,504,377	31,080
Total Affiliated Mutual Funds (Cost $496,629)		565,270

Collateral for Securities Loaned^ (0.0%) (d)
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (e)	13,725	14
HSBC U.S. Government Money Market Fund I Shares, 0.03% (e)	35,835	36
Total Collateral for Securities Loaned (Cost $50)		50
Total Investments (Cost $761,970) — 99.7%		815,356
Other assets in excess of liabilities — 0.3%		2,314
NET ASSETS - 100.00%		$817,670

At September 30, 2020 the Fund’s investments in foreign securities were 46.6% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Rounds to less than $1 thousand.
(d)	Amount represents less than 0.05% of net assets.
(e)	Rate disclosed is the daily yield on September 30, 2020.

ETF—Exchange-Traded Fund

1

	Fair Value 12/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 9/30/2020		Dividend Income
Affiliated Holdings

USAA 500 Index Fund Reward Shares	$-	$9,347	(6,487)	$(305)	$(59)	2,496		$11
USAA Capital Growth Fund Institutional Shares	9,036	-	(9,144)	164	(56)	-		-
USAA Global Managed Volatility Fund Institutional Shares	229,717	1,415	(26,574)	(546)	(9,579)	194,433		-
USAA Government Securities Fund Institutional Shares	65,668	770	(42,300)	2,583	(578)	26,143		824
USAA Growth Fund Institutional Shares	37,704	2,465	(1,477)	(230)	9,048	47,510		-
USAA High Income Fund Institutional Shares	1,145	16,459	(2,833)	118	1,262	16,151		460
USAA Income Fund Institutional Shares	32,893	433	(18,781)	112	(194)	14,463		434
USAA Income Stock Fund Institutional Shares	20,076	5,232	-	-	(996)	24,312		432
USAA Intermediate-Term Bond Fund Institutional Shares	-	-	-	-	-	-	(a)	-
USAA Precious Metals and Minerals Fund Institutional Shares	2,653	-	-	-	901	3,554		-
USAA Short-Term Bond Fund Institutional Shares	6,348	77	(3,503)	(87)	(43)	2,792		84
USAA Small Cap Stock Fund Institutional Shares	15,018	2,306	(3,299)	(104)	(8)	13,913		-
USAA Target Managed Allocation Fund	120,696	-	(7,250)	(694)	2,593	115,345		-
VictoryShares Dividend Accelerator ETF	27,160	2,340	(425)	- (a)	963	30,038		274
VictoryShares Emerging Market Volatility Wtd ETF	9,126	1,109	-	-	(1,122)	9,113		189
VictoryShares International High Div Volatility Wtd ETF	11,648	-	-	-	(2,747)	8,901		205
VictoryShares International Volatility Wtd ETF	13,757	1,888	-	-	(1,167)	14,478		182
VictoryShares Nasdaq Next 50 ETF	-	13,277	-	-	410	13,687		-
VictoryShares U.S. 500 Volatility Wtd ETF	23,973	1,865	(9,297)	(307)	(669)	15,565		223
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	23,300	-	(2,427)	10	(705)	20,178		294
VictoryShares U.S. Small Cap High Div Volatility Wtd ETF	4,015	-	(3,007)	(825)	(183)	-		63
VictoryShares USAA Core Intermediate-Term Bond ETF	1,009	-	-	-	42	1,051		18
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	17,668	7,376	-	-	(2,098)	22,946		321
VictoryShares USAA MSCI International Value Momentum ETF	36,824	11,279	-	-	(3,784)	44,319		468
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	13,331	2,294	(2,467)	(264)	17	12,911		81
VictoryShares USAA MSCI USA Value Momentum ETF	59,856	4,117	(2,508)	(300)	(4,316)	56,849		601
Victory Integrity Mid-Cap Value Fund Class R6	38,870	-	(9,151)	(1,327)	(4,653)	23,739		-
Victory Market Neutral Income Fund Class I	7,317	139	(1,272)	13	(19)	6,178		141
Victory RS International Fund Class R6	35,278	10,338	-	-	(2,455)	43,161		-
Victory Trivalent International Core Equity Fund Class R6	25,523	6,945	-	-	(1,388)	31,080		-
	$889,609	$101,471	$(152,202)	$(1,989)	$(21,583)	$815,306		$5,305

 (a ) Rounds to less than $1 thousand.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Target Retirement 2060 Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (31.2%)
VictoryShares Dividend Accelerator ETF	116,973	$4,244
VictoryShares Emerging Market Volatility Wtd ETF	56,588	1,319
VictoryShares International High Div Volatility Wtd ETF	44,883	1,165
VictoryShares International Volatility Wtd ETF	65,981	2,431
VictoryShares NASDAQ Next 50 ETF (a)	65,948	1,740
VictoryShares U.S. 500 Volatility Wtd ETF	34,172	1,859
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	88,718	2,851
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	84,657	3,320
VictoryShares USAA MSCI International Value Momentum ETF	148,212	6,008
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	35,980	1,753
VictoryShares USAA MSCI USA Value Momentum ETF	159,796	7,741
Total Affiliated Exchange-Traded Funds (Cost $36,209)		34,431

Affiliated Mutual Funds (68.5%)
USAA 500 Index Fund Reward Shares	5,368	251
USAA Global Managed Volatility Fund Institutional Shares	2,490,448	26,349
USAA Government Securities Fund Institutional Shares	338,926	3,461
USAA Growth Fund Institutional Shares	191,608	6,208
USAA High Income Fund Institutional Shares	325,418	2,395
USAA Income Fund Institutional Shares	125,627	1,740
USAA Income Stock Fund Institutional Shares	229,254	3,647
USAA Intermediate-Term Bond Fund Institutional Shares	2	—	(b)
USAA Precious Metals and Minerals Fund Institutional Shares (a)	19,382	442
USAA Short-Term Bond Fund Institutional Shares	111	1
USAA Small Cap Stock Fund Institutional Shares	123,460	1,880
USAA Target Managed Allocation Fund	1,405,625	15,631
Victory Integrity Mid-Cap Value Fund Class R6	167,081	2,750
Victory RS International Fund Class R6	639,052	6,365
Victory Trivalent International Core Equity Fund Class R6	653,916	4,512
Total Affiliated Mutual Funds (Cost $70,060)		75,632

Total Investments (Cost $106,269) — 99.7%		110,063
Other assets in excess of liabilities — 0.3%		383
NET ASSETS - 100.00%		$110,446

At September 30, 2020 the Fund’s investments in foreign securities were 48.2% of net assets.

(a)	Non-income producing security.
(b)	Rounds to less than $1 thousand.

ETF—Exchange-Traded Fund

					Net Change
			Proceeds		in Unrealized
	Fair Value	Purchases	from	Realized	Appreciation/	Fair Value		Dividend
	12/31/2019	at Cost	Sales	Gains(Losses)	Depreciation	9/30/2020		Income
Affiliated Holdings

USAA 500 Index Fund Reward Shares	$-	$1,296	(998)	$(41)	$(6)	251		$1
USAA Capital Growth Fund Institutional Shares	1,387	-	(1,405)	25	(7)	-		-
USAA Intermediate-Term Bond Fund Institutional Shares	-	-	-	-	-	-	(a)	-
USAA Global Managed Volatility Fund Institutional Shares	30,165	1,819	(4,325)	(135)	(1,175)	26,349		-
USAA Government Securities Fund Institutional Shares	8,716	101	(5,624)	312	(44)	3,461		107
USAA Growth Fund Institutional Shares	4,630	672	(197)	(31)	1,134	6,208		-
USAA High Income Fund Institutional Shares	2	3,078	(933)	52	196	2,395		78
USAA Income Fund Institutional Shares	4,161	58	(2,501)	58	(36)	1,740		58
USAA Income Stock Fund Institutional Shares	2,362	1,662	(227)	(33)	(117)	3,647		64
USAA Precious Metals and Minerals Fund Institutional Shares	330	-	-	-	112	442		-
USAA Short-Term Bond Fund Institutional Shares	1	-	-	-	-	1		-
USAA Small Cap Stock Fund Institutional Shares	2,055	313	(450)	(83)	45	1,880		-
USAA Target Managed Allocation Fund	15,641	149	(454)	(23)	318	15,631		-
VictoryShares Dividend Accelerator ETF	3,477	786	(231)	2	210	4,244		39
VictoryShares Emerging Market Volatility Wtd ETF	1,309	163	-	-	(153)	1,319		27
VictoryShares International High Div Volatility Wtd ETF	1,524	-	-	-	(359)	1,165		27
VictoryShares International Volatility Wtd ETF	1,855	715	-	-	(139)	2,431		30
VictoryShares Nasdaq Next 50 ETF	-	1,688	-	-	52	1,740		-
VictoryShares U.S. 500 Volatility Wtd ETF	3,092	412	(1,571)	(53)	(21)	1,859		30
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	3,276	-	(327)	(1)	(97)	2,851		41
VictoryShares U.S. Small Cap High Div Volatility Wtd ETF	587	-	(440)	(111)	(36)	-		9
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	2,409	1,157	-	-	(246)	3,320		46
VictoryShares USAA MSCI International Value Momentum ETF	5,337	1,282	-	-	(611)	6,008		65
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	1,696	316	(221)	(31)	(7)	1,753		11
VictoryShares USAA MSCI USA Value Momentum ETF	7,764	846	(341)	(41)	(487)	7,741		81
Victory Integrity Mid-Cap Value Fund Class R6	5,432	-	(1,786)	(316)	(580)	2,750		-
Victory Market Neutral Income Fund Class I	84	-	(84)	1	(1)	-		-
Victory RS International Fund Class R6	4,748	1,835	-	-	(218)	6,365		-
Victory Trivalent International Core Equity Fund Class R6	3,171	1,516	-	-	(175)	4,512		-
	$115,211	$19,864	$(22,115)	$(449)	$(2,448)	$110,063		$714

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Ultra Short-Term Bond Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (14.5%)
American Credit Acceptance Receivables Trust, Series 2020-3, Class B, 1.15%, 8/13/24, Callable 5/13/25 @ 100 (a)	$750	$760
ARI Fleet Lease Trust, Series 2017-A, Class A3, 2.28%, 4/15/26, Callable 12/15/20 @ 100 (a)	821	829
Ascentium Equipment Receivables Trust, Series 2017-2A, Class C, 2.87%, 8/10/22, Callable 12/10/21 @ 100 (a)	490	498
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class C, 4.94%, 6/20/22 (a)	2,000	2,006
Bank of The West Auto Trust, Series 2019-1, Class A3, 2.43%, 4/15/24, Callable 7/15/23 @ 100 (a)	1,000	1,024
Bank of The West Auto Trust, Series 2019-1, Class C, 2.90%, 4/15/25, Callable 7/15/23 @ 100 (a)	1,000	1,045
BCC Funding Corp. XVI LLC, Series 2019-1A, Class A2, 2.46%, 8/20/24, Callable 3/20/23 @ 100 (a)	1,099	1,106
Canadian Pacer Auto Receivables Trust, Series 2018-1A, Class C, 3.82%, 4/19/24, Callable 5/19/21 @ 100 (a)	1,500	1,529
CarMax Auto Owner Trust, Series 2020-2, Class A2B, 1.45% (LIBOR03M+130bps), 1/17/23, Callable 8/15/23 @ 100 (b)	500	503
CCG Receivables Trust, Series 2019-1, Class B, 3.22%, 9/14/26, Callable 12/14/22 @ 100 (a)	1,000	1,040
CCG Receivables Trust, Series 2019-1, Class C, 3.57%, 9/14/26, Callable 12/14/22 @ 100 (a)	750	778
Chase Auto Credit Linked Notes, Series 2020-1, Class B, 0.99%, 1/25/28, Callable 2/25/24 @ 100 (a)	500	500
CPS Auto Receivables Trust, Series 2020-C, Class B, 1.01%, 1/15/25, Callable 10/15/24 @ 100 (a)	364	364
Credit Acceptance Auto Loan Trust, Series 2018-1A, Class B, 3.60%, 4/15/27, Callable 6/15/21 @ 100 (a)	1,000	1,021
Credit Acceptance Auto Loan Trust, Series 2017-3A, Class A, 2.65%, 6/15/26 (a)	16	16
Drive Auto Receivables Trust, Series 2018-2, Class D, 4.14%, 8/15/24, Callable 9/15/22 @ 100	2,000	2,073
Drive Auto Receivables Trust, Series 2018-1, Class D, 3.81%, 5/15/24, Callable 4/15/22 @ 100	1,068	1,091
Exeter Automobile Receivables Trust, Series 2020-1A, Class C, 2.49%, 1/15/25, Callable 12/15/23 @ 100 (a)	682	700
Exeter Automobile Receivables Trust, Series 2019-4A, Class A, 2.18%, 1/17/23, Callable 7/15/23 @ 100 (a)	263	264
First Investors Auto Owner Trust, Series 2016-2A, Class D, 3.35%, 11/15/22, Callable 4/15/21 @ 100 (a)	2,250	2,281
Flagship Credit Auto Trust, Series 2016-1, Class C, 6.22%, 6/15/22, Callable 12/15/20 @ 100 (a)	1,339	1,352
Flagship Credit Auto Trust, Series 2017-3, Class C, 2.91%, 9/15/23, Callable 6/15/22 @ 100 (a)	333	338
GreatAmerica Leasing Receivables Funding LLC, Series 2017-1, Class A4, 2.36%, 1/20/23, Callable 12/20/20 @ 100 (a)	280	281
Hertz Vehicle Financing LP, Series 2019-1A, Class B, 4.10%, 3/25/23 (a)	500	497
HPEFS Equipment Trust, Series 2019-1A, Class B, 2.32%, 9/20/29, Callable 7/20/22 @ 100 (a)	500	510
Hyundai Auto Receivables Trust, Series 2018-A, Class B, 3.14%, 6/17/24, Callable 5/15/22 @ 100	1,000	1,036
Kubota Credit Owner Trust, Series 2020-1A, Class A2, 1.92%, 12/15/22, Callable 10/15/23 @ 100 (a)	500	506
Master Credit Card Trust, Series 2019-2A, Class C, 2.83%, 7/21/21 (a)	500	506
Master Credit Card Trust II, Series 2018-1A, Class C, 3.74%, 7/21/24 (a)	550	576
NP SPE II LLC, Series 2017-1A, Class A1, 3.37%, 10/21/47, Callable 10/20/27 @ 100 (a)	214	217
NP SPE II LLC, Series 2019-2A, Class A1, 2.86%, 11/19/49 (a)	2,010	2,013

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Ultra Short-Term Bond Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
OSCAR US Funding Trust LLC, Series 2018-1A, Class A3, 3.23%, 5/10/22 (a)	$737	$743
Prestige Auto Receivables Trust, Series 2018-1A, Class C, 3.75%, 10/15/24, Callable 6/15/22 @ 100 (a)	500	513
Santander Drive Auto Receivables Trust, Series 2018-5, Class C, 3.81%, 12/16/24, Callable 9/15/22 @ 100	1,000	1,015
Santander Drive Auto Receivables Trust, Series 2020-1, Class A2A, 2.07%, 1/17/23, Callable 1/15/24 @ 100	422	425
Santander Drive Auto Receivables Trust, Series 2017-2, Class D, 3.49%, 7/17/23, Callable 8/15/21 @ 100	165	167
Santander Retail Auto Lease Trust, Series 2019-B, Class C, 2.77%, 8/21/23, Callable 10/20/22 @ 100 (a)	1,085	1,116
SCF Equipment Leasing LLC, Series 2019-1A, Class A1, 3.04%, 3/20/23, Callable 10/20/20 @ 100 (a)	227	227
SCF Equipment Leasing LLC, Series 2020-1A, Class A3, 1.19%, 10/20/27, Callable 3/20/25 @ 100 (a)	500	502
SCF Equipment Leasing LLC, Series 2017-2A, Class A, 3.41%, 12/20/23, Callable 10/20/20 @ 100 (a)	369	371
SCF Equipment Leasing LLC, Series 2019-1A, Class B, 3.49%, 1/20/26, Callable 10/20/20 @ 100 (a)	1,000	1,037
Synchrony Credit Card Master Note Trust, Series 2018-1, Class B, 3.17%, 3/15/24	584	589
		33,965

Total Asset-Backed Securities (Cost $33,660)		33,965

Collateralized Mortgage Obligations (13.5%)
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class B, 1.40% (LIBOR01M+125bps), 9/15/32 (a) (b)	1,000	937
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class C, 1.60% (LIBOR01M+145bps), 9/15/32 (a) (b)	1,000	937
BBCMS Mortgage Trust, Series 2019-BWAY, Class B, 1.46% (LIBOR01M+131bps), 11/25/34 (a) (b)	1,000	965
BX Commercial Mortgage Trust, Series 2019-XL, Class C, 1.40% (LIBOR01M+125bps), 10/15/36 (a) (b)	949	947
BX Commercial Mortgage Trust, Series 2020-BXLP, Class C, 1.27% (LIBOR01M+112bps), 12/15/29 (a) (b)	999	994
CIFC Funding Ltd., Series 2015-5A, Class A1R, 1.10% (LIBOR03M+86bps), 10/25/27, Callable 10/25/20 @ 100 (a) (b)	1,974	1,954
CIFC Funding Ltd., Series 2012-2RA, Class A1, 1.07% (LIBOR03M+80bps), 1/20/28, Callable 10/20/20 @ 100 (a) (b)	952	939
COMM Mortgage Trust, Series 2019-521F, Class B, 1.25% (LIBOR01M+110bps), 6/15/34 (a) (b)	1,500	1,453
COMM Mortgage Trust, Series 2020-CBM, Class C, 3.40%, 11/13/39 (a)	1,000	986
COSMO Mortgage Trust, Series 2017-CSMO, Class C, 1.65% (LIBOR01M+150bps), 11/15/36 (a) (b)	1,500	1,436
FREMF Mortgage Trust, Series 2017-K724, Class B, 3.60%, 11/25/23 (a) (c)	1,000	1,058
GS Mortgage Securities Trust, Series 2011-GC3, Class X, 0.66%, 3/10/44 (a) (c) (d)	16,567	11
Holmes Master Issuer PLC, Series 2018-1A, Class A2, 0.64% (LIBOR03M+36bps), 10/15/54, Callable 10/15/20 @ 100 (a) (b)	457	457
Hospitality Mortgage Trust, Series 19-HIT, Class A, 1.15% (LIBOR01M+100bps), 11/15/36 (a) (b)	861	828
Hospitality Mortgage Trust, Series 2019-HIT, Class B, 1.50% (LIBOR01M+135bps), 11/15/36 (a) (b)	1,229	1,170
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class B, 4.21%, 1/15/46, Callable 6/15/23 @ 100 (c)	2,000	2,109

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Ultra Short-Term Bond Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class XA, 0.90%, 4/15/47 (c) (d)	$5,840	$97
KNDL Mortgage Trust, Series 2019-KNSQ, Class B, 1.10% (LIBOR01M+95bps), 5/15/36 (a) (b)	1,000	990
Madison Park Funding Ltd., Series 2013-11A, Class AR, 1.42% (LIBOR03M+116bps), 7/23/29, Callable 10/23/20 @ 100 (a) (b)	2,000	1,981
Magnetite Ltd., Series 2019-21A, Class A, 1.55% (LIBOR03M+128bps), 4/20/30, Callable 10/20/20 @ 100 (a) (b)	1,500	1,490
Morgan Stanley Capital I Trust, Series 2019-NUGS, Class B, 2.80% (LIBOR01M+130bps), 12/15/36 (a) (b)	1,154	1,173
Morgan Stanley Capital I Trust, Series 2017-CLS, Class A, 0.85% (LIBOR01M+70bps), 11/15/34 (a) (b)	2,000	1,992
Palmer Square Loan Funding Ltd., Series 2018-2A, Class A2, 1.33% (LIBOR03M+105bps), 7/15/26, Callable 10/15/20 @ 100 (a) (b)	500	485
Palmer Square Loan Funding Ltd., Series 2019-4A, Class A1, 1.16% (LIBOR03M+90bps), 10/24/27, Callable 10/24/20 @ 100 (a) (b)	850	845
Palmer Square Loan Funding Ltd., Series 2018-2A, Class A1, 0.92% (LIBOR03M+65bps), 7/15/26, Callable 10/15/20 @ 100 (a) (b)	641	634
Palmer Square Loan Funding Ltd., Series 2018-5A, Class A1, 1.12% (LIBOR03M+85bps), 1/20/27, Callable 10/20/20 @ 100 (a) (b)	640	633
Sound Point CLO VIII-R Ltd., Series 2015-1RA, Class A, 1.64% (LIBOR03M+136bps), 4/15/30, Callable 10/15/20 @ 100 (a) (b)	1,500	1,492
Sound Point CLO X Ltd., Series 2015-3A, Class AR, 1.16% (LIBOR03M+89bps), 1/20/28, Callable 10/20/20 @ 100 (a) (b)	894	887
Tryon Park CLO Ltd., Series 2013-1A, Class A1SR, 1.17% (LIBOR03M+89bps), 4/15/29, Callable 10/15/20 @ 100 (a) (b)	1,610	1,598
		31,478

Total Collateralized Mortgage Obligations (Cost $31,821)		31,478

Senior Secured Loans (1.7%)
Berry Global, Inc., Term W Loan, 2.16% (LIBOR01M+200bps), 10/1/22 (b)	1,000	990
Boyd Gaming Corp., Term Loan A, 3.25% (LIBOR01W+275bps), 9/15/21 (b)	695	682
Western Digital Corp., Term Loan A-1, 1.66% (LIBOR01M+150bps), 2/27/23 (b)	2,433	2,371
		4,043

Total Senior Secured Loans (Cost $4,105)		4,043

Corporate Bonds (33.0%)
Communication Services (1.2%):
AMC Networks, Inc., 4.75%, 12/15/22, Callable 11/9/20 @ 100.79	668	669
Charter Communications Operating LLC/Charter Communications Operating Capital, 1.90% (LIBOR03M+165bps), 2/1/24, Callable 1/1/24 @ 100 (b)	2,000	2,046
		2,715

Consumer Discretionary (3.0%):
Association of American Medical Colleges, 2.12%, 10/1/24	1,000	1,008
Daimler Finance North America LLC
0.71% (LIBOR03M+45bps), 2/22/21 (a) (b)	390	390
1.09% (LIBOR03M+84bps), 5/4/23 (b)	1,150	1,143
Howard University
2.74%, 10/1/22	600	621
2.80%, 10/1/23	250	263

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Ultra Short-Term Bond Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
International Game Technology PLC, 6.25%, 2/15/22, Callable 8/15/21 @ 100 (a)	$924	$944
Marriott International, Inc., 0.85% (LIBOR03M+60bps), 12/1/20 (b)	272	271
Nissan Motor Acceptance Corp.
2.55%, 3/8/21 (a)	1,000	1,005
0.92% (LIBOR03M+69bps), 9/28/22 (a) (b)	500	485
Volkswagen Group of America Finance LLC, 1.08% (LIBOR03M+86bps), 9/24/21 (a) (b)	1,000	1,004
		7,134

Consumer Staples (1.0%):
JBS USA LUX SA/JBS USA Finance, Inc., 5.88%, 7/15/24, Callable 10/14/20 @ 101.96 (a)	500	510
Smithfield Foods, Inc., 2.65%, 10/3/21, Callable 9/3/21 @ 100 (a)	1,815	1,827
		2,337

Energy (9.5%):
Antero Resources Corp., 5.13%, 12/1/22, Callable 11/9/20 @ 100	1,000	828
Buckeye Partners LP, 4.15%, 7/1/23, Callable 4/1/23 @ 100	2,000	1,973
DCP Midstream Operating LP, 3.88%, 3/15/23, Callable 12/15/22 @ 100	2,000	1,977
Enable Midstream Partners LP, 3.90%, 5/15/24, Callable 2/15/24 @ 100	1,000	984
EQM Midstream Partners LP, 4.00%, 8/1/24, Callable 5/1/24 @ 100	1,000	978
Gray Oak Pipeline LLC, 2.00%, 9/15/23 (a)	833	838
HollyFrontier Corp., 2.63%, 10/1/23	1,250	1,251
Marathon Petroleum Corp.
3.40%, 12/15/20, Callable 11/15/20 @ 100	397	398
4.75%, 12/15/23, Callable 10/15/23 @ 100	750	824
Midwest Connector Capital Co. LLC, 3.63%, 4/1/22, Callable 3/1/22 @ 100 (a)	1,000	1,006
MPLX LP, 1.34% (LIBOR03M+110bps), 9/9/22, Callable 11/9/20 @ 100 (b)	2,000	1,999
NGPL PipeCo LLC, 4.38%, 8/15/22, Callable 5/15/22 @ 100 (a)	1,370	1,422
Occidental Petroleum Corp., 1.73% (LIBOR03M+145bps), 8/15/22, Callable 10/19/20 @ 100 (b)	2,000	1,814
Plains All American Pipeline LP/PAA Finance Corp., 2.85%, 1/31/23, Callable 10/31/22 @ 100	970	988
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.25%, 5/1/23, Callable 11/2/20 @ 100	1,140	1,137
Texas Eastern Transmission LP, 4.13%, 12/1/20 (a)	651	651
Valero Energy Corp., 1.40% (LIBOR03M+115bps), 9/15/23, Callable 9/10/21 @ 100 (b)	1,250	1,247
Western Midstream Operating LP, 4.00%, 7/1/22, Callable 4/1/22 @ 100	2,035	2,048
		22,363

Financials (12.6%):
AIG Global Funding, 0.91% (LIBOR03M+65bps), 1/22/21 (a) (b)	467	468
Ally Financial, Inc., 4.63%, 5/19/22	1,000	1,050
American Honda Finance Corp., 0.61% (LIBOR03M+37bps), 5/10/23, MTN (b)	1,360	1,356
Ares Capital Corp., 3.50%, 2/10/23, Callable 1/10/23 @ 100	2,000	2,054
Assurant, Inc., 1.48% (LIBOR03M+125bps), 3/26/21, Callable 10/23/20 @ 100 (b)	500	496
Athene Global Funding, 3.00%, 7/1/22 (a)	1,000	1,033
Bank of America Corp., 1.04% (LIBOR03M+79bps), 3/5/24, Callable 3/5/23 @ 100 (b)	1,000	1,005
BBVA USA, 0.98% (LIBOR03M+73bps), 6/11/21, Callable 5/11/21 @ 100 (b)	825	827
BMW US Capital LLC, 0.80% (LIBOR03M+53bps), 4/14/22 (a) (b)	1,000	1,000
Capital One NA, 1.06% (LIBOR03M+82bps), 8/8/22, Callable 7/8/22 @ 100 (b)	1,800	1,810

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Ultra Short-Term Bond Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
CIT Group, Inc., 4.13%, 3/9/21, Callable 2/9/21 @ 100	$1,000	$1,004
Citigroup, Inc., 0.93% (LIBOR03M+69bps), 10/27/22, Callable 9/27/22 @ 100 (b)	885	889
DAE Funding LLC
4.50%, 8/1/22, Callable 11/9/20 @ 101.13 (a)	1,000	988
5.75%, 11/15/23, Callable 11/15/20 @ 102.88 (a)	1,000	1,009
Ford Motor Credit Co. LLC
0.68% (LIBOR03M+43bps), 11/2/20 (b)	500	497
1.15% (LIBOR03M+88bps), 10/12/21 (b)	930	893
3.10%, 5/4/23	1,000	977
FS KKR Capital Corp.
4.75%, 5/15/22, Callable 4/15/22 @ 100	1,000	1,014
4.13%, 2/1/25, Callable 1/1/25 @ 100	1,000	990
Infinity Property & Casualty Corp., 5.00%, 9/19/22	1,000	1,066
Intercontinental Exchange, Inc., 0.90% (LIBOR03M+65bps), 6/15/23, Callable 8/20/21 @ 100 (b)	1,000	1,002
Main Street Capital Corp.
4.50%, 12/1/22	1,000	1,037
5.20%, 5/1/24	1,000	1,050
Manufactures & Traders Trust Co., 0.89% (LIBOR03M+64bps), 12/1/21, Callable 11/9/20 @ 100 (b)	1,000	999
Protective Life Global Funding
2.70%, 11/25/20 (a)	535	537
0.75% (LIBOR03M+52bps), 6/28/21 (a) (b)	1,000	1,003
SunTrust Bank, 0.87% (LIBOR03M+59bps), 5/17/22, Callable 4/17/22 @ 100 (b)	1,000	1,006
Synovus Bank, 2.29% (SOFR+95bps), 2/10/23, Callable 2/10/22 @ 100 (b)	478	484
The Goldman Sachs Group, Inc., 1.04% (LIBOR03M+78bps), 10/31/22, Callable 10/31/21 @ 100 (b)	1,000	1,004
Wells Fargo Bank NA, 0.90% (LIBOR03M+66bps), 9/9/22, Callable 9/9/21 @ 100 (b)	1,000	1,006
		29,554

Health Care (0.4%):
Gilead Sciences, Inc., 0.75% (LIBOR03M+52bps), 9/29/23, Callable 9/29/21 @ 100 (b)	1,000	1,001

Industrials (2.6%):
American Airlines Pass Through Trust
5.63%, 7/15/22 (a)	592	534
4.38%, 12/15/25 (a)	1,028	686
CNH Industrial Capital LLC, 4.38%, 11/6/20	656	658
L3Harris Technologies, Inc., 1.00% (LIBOR03M+75bps), 3/10/23 (b)	1,500	1,509
Spirit AeroSystems, Inc., 3.95%, 6/15/23, Callable 5/15/23 @ 100	513	455
Spirit Airlines Pass Through Trust, 4.45%, 10/1/25	1,686	1,433
United Airlines Pass Through Trust, 4.63%, 3/3/24	778	722
		5,997

Materials (0.3%):
Albemarle Corp., 1.33% (LIBOR03M+105bps), 11/15/22, Callable 11/15/20 @ 100 (b)	636	634

Real Estate (1.4%):
CoreCivic, Inc., 5.00%, 10/15/22, Callable 7/15/22 @ 100	1,000	986
Lexington Realty Trust, 4.25%, 6/15/23, Callable 3/15/23 @ 100	1,000	1,066
Office Properties Income Trust, 4.15%, 2/1/22, Callable 12/1/21 @ 100	1,169	1,174
		3,226

Utilities (1.0%):
Puget Energy, Inc., 5.63%, 7/15/22, Callable 4/15/22 @ 100	733	782

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Ultra Short-Term Bond Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Southern Power Co., 2.75%, 9/20/23, Callable 7/20/23 @ 100	$1,500	$1,584
		2,366

Total Corporate Bonds (Cost $78,230)		77,327

Yankee Dollar (22.8%)

Communication Services (0.7%):
Pearson Funding Four PLC, 3.75%, 5/8/22 (a)	1,622	1,663

Consumer Staples (0.4%):
Reckitt Benckiser Treasury Services PLC, 0.78% (LIBOR03M+56bps), 6/24/22 (a) (b)	1,000	1,003

Energy (1.5%):
Aker BP ASA, 4.75%, 6/15/24, Callable 6/15/21 @ 102.38 (a)	1,690	1,737
Petroleos Mexicanos, 3.50%, 1/30/23 (e)	1,000	985
Suncor Energy Ventures Corp., 4.50%, 4/1/22 (a)	750	762
		3,484

Financials (15.5%):
ABN AMRO Bank NV, 0.68% (LIBOR03M+41bps), 1/19/21 (a) (b)	1,000	1,001
ANZ New Zealand International Ltd., 1.26% (LIBOR03M+101bps), 7/28/21 (a) (b)	800	806
Australia & New Zealand Banking Group Ltd., 0.74% (LIBOR03M+46bps), 5/17/21 (b)	1,250	1,253
Banco Santander SA
1.35% (LIBOR03M+109bps), 2/23/23 (b) (e)	1,000	1,002
1.39% (LIBOR03M+112bps), 4/12/23 (b)	1,000	1,004
Bank of Montreal, 0.76% (SOFR+68bps), 3/10/23, MTN (b)	1,000	1,005
Barclays PLC, 1.71% (LIBOR03M+143bps), 2/15/23, Callable 2/15/22 @ 100 (b)	1,000	1,003
BBVA Bancomer SA, 6.50%, 3/10/21 (a)	2,149	2,194
Canadian Imperial Bank of Commerce, 0.57% (LIBOR03M+32bps), 2/2/21 (b)	1,000	1,001
Commonwealth Bank of Australia, 1.08% (LIBOR03M+83bps), 9/6/21 (a) (b)	2,000	2,014
Cooperatieve Rabobank UA, 0.75% (LIBOR03M+48bps), 1/10/23 (b)	1,500	1,507
Credit Agricole SA, 1.28% (LIBOR03M+102bps), 4/24/23 (a) (b)	2,000	2,016
Credit Suisse Group Funding Guernsey Ltd., 2.56% (LIBOR03M+229bps), 4/16/21 (b)	700	708
Deutsche Bank AG, 1.48% (LIBOR03M+123bps), 2/27/23 (b) (e)	816	803
HSBC Holdings PLC, 1.27% (LIBOR03M+100bps), 5/18/24, Callable 5/18/23 @ 100 (b)	605	604
ING Bank NV, 1.16% (LIBOR03M+88bps), 8/15/21 (a) (b)	2,000	2,013
Lloyds Bank PLC, 3.30%, 5/7/21	1,000	1,018
National Australia Bank Ltd.
0.96% (LIBOR03M+71bps), 11/4/21 (a) (b)	1,000	1,006
0.87% (LIBOR03M+60bps), 4/12/23 (a) (b)	1,000	1,008
Nordea Bank Abp, 1.20% (LIBOR03M+94bps), 8/30/23 (a) (b)	1,000	1,002
Royal Bank of Scotland Group PLC, 6.13%, 12/15/22	2,000	2,183
Santander UK PLC, 0.87% (LIBOR03M+62bps), 6/1/21 (b)	1,000	1,003
Skandinaviska Enskilda Banken AB, 0.89% (LIBOR03M+65bps), 12/12/22 (a) (b)	2,000	2,016
Standard Chartered PLC, 1.42% (LIBOR03M+115bps), 1/20/23, Callable 1/20/22 @ 100 (a) (b)	2,000	2,006
Sumitomo Mitsui Financial Group, Inc., 1.05% (LIBOR03M+78bps), 7/12/22 (b)	1,000	1,007
Svenska Handelsbanken AB, 1.37% (LIBOR03M+115bps), 3/30/21 (b)	1,500	1,508
Swedbank AB, 0.95% (LIBOR03M+70bps), 3/14/22 (a) (b)	500	503

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Ultra Short-Term Bond Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
UBS Group Funding Switzerland AG, 1.23% (LIBOR03M+95bps), 8/15/23, Callable 8/15/22 @ 100 (a) (b)	$1,000	$1,006
Westpac Banking Corp., 1.12% (LIBOR03M+85bps), 8/19/21 (b)	1,000	1,007
		36,207

Industrials (3.1%):
Aercap Ireland Capital DAC/Aercap Global Aviation Trust, 4.45%, 12/16/21, Callable 11/16/21 @ 100	1,000	1,021
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/23/23, Callable 12/23/22 @ 100	500	500
Air Canada Pass Through Trust, 5.38%, 11/15/22 (a)	2,521	2,265
Aircastle Ltd., 4.40%, 9/25/23, Callable 8/25/23 @ 100	2,000	1,979
Avolon Holdings Funding Ltd.
5.13%, 10/1/23, Callable 9/1/23 @ 100 (a)	500	501
2.88%, 2/15/25, Callable 1/15/25 @ 100 (a)	1,000	916
		7,182

Materials (0.9%):
Braskem Netherlands Finance BV, 3.50%, 1/10/23, Callable 12/10/22 @ 100 (a)	1,000	1,007
Methanex Corp., 5.25%, 3/1/22	1,085	1,152
		2,159

Utilities (0.7%):
PPL WEM Ltd./Western Power Distribution Ltd., 5.38%, 5/1/21, Callable 2/1/21 @ 100 (a)	1,582	1,605

Total Yankee Dollar (Cost $53,432)		53,303

Municipal Bonds (10.0%)
Arizona (0.9%):
City of Phoenix Civic Improvement Corp. Revenue
0.46%, 7/1/21	400	400
0.56%, 7/1/22	580	581
Series C, 2.20%, 7/1/23	1,000	1,016
		1,997
California (0.5%):
County of Riverside Revenue, 2.17%, 2/15/21	750	753
West Covina Public Financing Authority Revenue, Series A, 1.75%, 8/1/21	300	300
		1,053
Florida (0.4%):
City of Gainesville Florida Revenue, 1.00%, 10/1/24	800	806

Georgia (0.6%):
Heard County Development Authority Revenue, 0.20%, 9/1/26, Continuously Callable @100 (f)	1,000	1,000
The Development Authority of Burke County Revenue, 0.17%, 11/1/52, Continuously Callable @100 (f)	500	500
		1,500
Illinois (0.2%):
Chicago Transit Authority Sales Tax Receipts Fund Revenue, Series B, 1.71%, 12/1/22	500	507

Kansas (0.1%):
Wyandotte County-Kansas City Unified Government Utility System Revenue, Series B, 0.79%, 9/1/22	200	201

Lousiana (0.2%):
Terrebonne Levee & Conservation District
Series A, 0.97%, 6/1/22	200	200

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Ultra Short-Term Bond Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series A, 1.13%, 6/1/23	$300	$301
		501
Michigan (0.4%):
Michigan Finance Authority Revenue, 2.14%, 12/1/22	1,000	1,035

Mississippi (0.6%):
Mississippi Business Finance Corp. Revenue, 0.24%, 12/1/27, Continuously Callable @100 (f)	1,300	1,300

Missouri (0.3%):
Missouri Development Finance Board Revenue (LOC - U.S. Bancorp), 0.35%, 12/1/49, Continuously Callable @100 (f)	740	740

New Jersey (0.9%):
New Jersey Economic Development Authority Revenue
Series NNN, 2.61%, 6/15/22	500	503
Series NNN, 2.78%, 6/15/23	408	413
Series NNN, 2.88%, 6/15/24	322	327
New Jersey Transportation Trust Fund Authority Revenue, 2.55%, 6/15/23	850	859
		2,102
New York (0.1%):
Long Island Power Authority Revenue, Series C, 0.66%, 3/1/22, Continuously Callable @100	200	200

Ohio (0.4%):
Buckeye Tobacco Settlement Financing Authority Revenue, Series A-1, 1.63%, 6/1/22	1,000	1,012

Oregon (0.4%):
Port of Morrow Revenue, 0.25%, 2/1/27, Continuously Callable @100 (f)	1,000	1,000

Pennsylvania (1.1%):
Delaware County IDA Revenue, 0.22%, 9/1/45, Continuously Callable @100 (f)	2,000	2,000
State Public School Building Authority Revenue, 2.62%, 4/1/23	450	461
		2,461
South Dakota (0.4%):
South Dakota Health & Educational Facilities Authority Revenue, Series B, 2.18%, 7/1/21	1,000	1,009

Texas (2.5%):
Central Texas Regional Mobility Authority Revenue, Series C, 1.35%, 1/1/24	350	350
Central Texas Turnpike System Revenue, Series B, 1.98%, 8/15/42, (Put Date 8/15/22) (g)	1,000	1,013
Port of Port Arthur Navigation District Revenue
0.40%, 11/1/40, Continuously Callable @100 (f)	1,000	1,000
Series B, 0.17%, 4/1/40, Continuously Callable @100 (f)	1,500	1,500
Port of Port Arthur Navigation District Revenue (NBGA - BASF S.E.), 0.30%, 4/1/33, Callable 11/2/20 @ 100 (f)	2,000	2,000
		5,863
Total Municipal Bonds (Cost $23,150)		23,287

U.S. Treasury Obligations (0.6%)
U.S. Treasury Bills
0.05%, 10/6/20 (h)	1,000	1,000
0.09%, 12/15/20 (h)	500	500
Total U.S. Treasury Obligations (Cost $1,500)		1,500

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Ultra Short-Term Bond Fund	September 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (3.1%)
Energy Transfer Part LP, 0.40%, 10/1/20 (a) (h)	$1,500	$1,500
Energy Transfer Part LP, 0.40%, 10/6/20 (a) (h)	1,000	1,000
Glencore Funding LLC, 0.25%, 10/8/20 (a) (h)	275	275
Glencore Funding LLC, 0.35%, 10/15/20 (a) (h)	500	500
Jabil, Inc., 0.40%, 10/1/20 (a) (h)	500	500
Jabil, Inc., 0.40%, 10/5/20 (a) (h)	2,000	1,999
Plains All American Pipeline, 0.16%, 10/1/20 (a) (h)	1,500	1,500

Total Commercial Paper (Cost $7,274)		7,274

Collateral for Securities Loaned^ (0.7%)
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (i)	1,015,355	1,015
HSBC U.S. Government Money Market Fund I Shares, 0.03% (i)	584,595	585
Total Collateral for Securities Loaned (Cost $1,600)		1,600
Total Investments (Cost $234,772) — 99.9%		233,777
Other assets in excess of liabilities — 0.1%		323
NET ASSETS - 100.00%		$234,100

^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2020, the fair value of these securities was $111,002 (thousands) and amounted to 47.4% of net assets.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2020.
(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at September 30, 2020.
(d)	Interest-only security.
(e)	All or a portion of this security is on loan.
(f)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(g)	Put Bond.
(h)	Rate represents the effective yield at September 30, 2020.
(i)	Rate disclosed is the daily yield on September 30, 2020.

bps—Basis points Continuously Callable - Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity
IDA—Industrial Development Authority
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of September 30, 2020, based on the last reset date of the security
LIBOR01W—1 Week US Dollar LIBOR, rate disclosed as of September 30, 2020, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of September 30, 2020, based on the last reset date of the security
LLC—Limited Liability Company
LOC—Line Letter of Credit
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.